AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 10, 2000
------------------------------------------------------------------------------
                                                      FILE NOS.    033-65381
                                                                   811-07467

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                       POST-EFFECTIVE AMENDMENT NO. 7 /X/


                                     AND/OR

               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                   ACT OF 1940


                              AMENDMENT NO. 13 /X/


                  ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
                           (Exact Name of Registrant)

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                               (Name of Depositor)

                               ONE ALLSTATE DRIVE

                                  P.O. BOX 9095
                          FARMINGVILLE, NEW YORK 11738
                                  516/451-5300

         (Address and Telephone Number of Depositor's Principal Offices)

                               MICHAEL J. VELOTTA
                  VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL
                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                                3100 SANDERS ROAD

                           NORTHBROOK, ILLINOIS 60062
                                  847-402-2400

            (Name, Address and Telephone Number of Agent for Service)

                                     COPIES TO:

RICHARD T. CHOI, ESQUIRE                             TERRY R. YOUNG, ESQUIRE
FREEDMAN, LEVY, KROLL & SIMONDS                      ALFS, INC.
1050 CONNECTICUT AVENUE, N.W.                        3100 SANDERS ROAD
SUITE 825                                            SUITE J5B
WASHINGTON, D.C. 20036-5366                          NORTHBROOK, IL 60062

Approximate date of proposed public offering: Continuous

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/X/ on May 1, 2000 pursuant  to  paragraph  (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485 / / on (date) pursuant to paragraph (a)(i) of Rule 485

                    IF APPROPRIATE, CHECK THE FOLLOWING BOX:

/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of Interest in the Allstate Life of New York Separate Account A under deferred variable annuity contracts.

                   THE AIM LIFETIME PLUS(sm) VARIABLE ANNUITY

Allstate Life Insurance Company of New York        Prospectus dated May 1, 2000
P.O. Box 94038, Palatine, IL 60094-4038
Telephone Number:        1(800)692-4682

Allstate Life Insurance Company of New York ("Allstate New York") has issued the AIM Lifetime Plus(sm) Variable Annuity, a group flexible premium deferred variable annuity contract ("Contract"). This prospectus contains information about the Contract that you should know before investing. Please keep it for future reference.

The Contract currently offers 18 investment alternatives ("investment alternatives"). The investment alternatives include the fixed account ("Fixed Account") and 17 variable sub-accounts ("Variable Sub-Accounts") of the Allstate Life of New York Separate Account A ("Variable Account"). Each Variable Sub-Account invests exclusively in shares of one of the following funds ("Funds") of AIM Variable Insurance Funds:



AIM V.I. Aggressive Growth Fund                      AIM V.I. Global Utilities Fund
AIM V.I. Balanced Fund                               AIM V.I. Government Securities Fund
AIM V.I. Blue Chip Fund                              AIM V.I. Growth Fund
AIM V.I. Capital Appreciation Fund                   AIM V.I. Growth and Income Fund
AIM V.I. Capital Development Fund                    AIM V.I. High Yield Fund
AIM V.I. Dent Demographics Trends Fund               AIM V.I. International Equity Fund
AIM V.I. Diversified Income Fund                     AIM V.I. Money Market Fund
AIM V.I. Global Growth and Income Fund               AIM V.I. Telecommunications and Technology Fund*
                                    AIM V.I. Value Fund



* Effective May 1, 2000, the Fund changed its name from AIM V.I. Telecommunications Fund to AIM V.I. Telecommunications and Technology Fund to reflect changes in its investment policies. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Fund.


We (Allstate New York) have filed a Statement of Additional Information, dated May 1, 2000, with the Securities and Exchange Commission ("SEC"). It contains more information about the Contract and is incorporated herein by reference, which means it is legally a part of this prospectus. Its table of contents appears on page C-1 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site
(http://www.sec.gov) You can find other information and documents about us, including documents that are legally part of this prospectus, at the SEC's Web site.

IMPORTANT
NOTICES

                   The Securities and Exchange Commission has not approved or disapproved the securities described in this prospectus, nor has it passed on the accuracy or the adequacy of this prospectus. Anyone who tells you otherwise is committing a federal crime.

                   The Contracts may be distributed through  broker-dealers that have relationships with banks or other financial institutions or by employees of such banks. However, the Contracts are not
                   deposits,   or   obligations   of,  or   guaranteed  by  such
                   institutions or any federal regulatory agency.  Investment in the Contracts involves  investment risks,  including possible loss of principal.

                   The Contracts are not FDIC insured.

                   The Contracts are only available in New York.



TABLE OF CONTENTS

                                                                                                     Page

                                  Important Terms....................................................
Overview                          The Contract at a Glance...........................................
                                  How the Contract Works.............................................
                                  Expense Table......................................................
                                  Financial Information..............................................

                                  The Contract.......................................................
                                  Purchases..........................................................
                                  Contract Value.....................................................
                                  Investment Alternatives:
                                             The Variable Sub-Accounts...............................
                                             The Fixed Account.......................................
                                             Transfers...............................................
Contract Features                 Expenses...........................................................
                                  Access To Your Money...............................................
                                  Income Payments....................................................
                                  Death Benefits.....................................................

                                More Information:

                                             Allstate New York.......................................
                                             The Variable Account....................................
                                             The Funds...............................................
Other Information                            The Contract............................................
                                             Qualified Plans.........................................
                                             Legal Matters...........................................
                                             Year 2000
                                   Taxes.............................................................
                                  Annual Reports and Other Documents.................................
                                  Performance Information............................................
                                  Experts............................................................
                                  Appendix A - Accumulation Unit Values.                                  A-1
                                  Appendix B - Market Value Adjustment Examples                           B-1
                                  Statement of Additional Information Table of Contents                   C-1

IMPORTANT TERMS

This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlights.

                                                                                                     Page

                Accumulation Phase......................................................
                Accumulation Unit.......................................................
                Accumulation Unit Value.................................................
                Allstate New York ("We")................................................
                Anniversary Values......................................................
                Annuitant...............................................................
                Automatic Additions Program.............................................
                Automatic Fund Rebalancing Program......................................
                Beneficiary.............................................................
                Cancellation Period.....................................................
                *Contract...............................................................
                Contract Anniversary....................................................
                Contract Owner ("You")..................................................
                Contract Value..........................................................
                Contract Year...........................................................
                Death Benefit Anniversary...............................................
                Dollar Cost Averaging Program...........................................
                Due Proof of Death......................................................
                Fixed Account...........................................................
                Funds...................................................................
                Guarantee Periods.......................................................
                Income Plan.............................................................
                Investment Alternatives.................................................
                Issue Date..............................................................
                Market Value Adjustment.................................................
                Payout Phase............................................................
                Payout Start Date.......................................................
                Preferred Withdrawal Amount.............................................
                Qualified Contracts.....................................................
                SEC.....................................................................
                Settlement Value........................................................
                Systematic Withdrawal Program...........................................
                Treasury Rate...........................................................
                Valuation Date..........................................................
                Variable Account........................................................
                Variable Sub-Account....................................................


* The AIM Lifetime Plus(sm) Variable Annuity is a group contract, and your ownership is represented by certificates. References to "Contract" in this prospectus include certificates, unless the context requires otherwise.


THE CONTRACT AT A GLANCE

The following is a snapshot of the Contract. Please read the remainder of this prospectus for more information.

Flexible Payments                                   You can add to your Contract
                                                    as often and as much as you like, but
                                                    each payment must be at least $500
                                                    ($100 for automatic purchase payments
                                                    to the variable investment options).
                                                    You must maintain a minimum account
                                                    size of $1,000.

Expenses                                            You will bear the following expenses:

                                                    o Total Variable Account annual fees
                                                      equal to 1.45% of average daily net
                                                      assets
                                                    o Annual contract maintenance charge
                                                      of $35 (with certain exceptions)
                                                    o Withdrawal charges ranging
                                                      from  0% to 7% of  payment
                                                      withdrawn   (with  certain
                                                      exceptions)
                                                    o Transfer fee of $10 after 12th
                                                      transfer in any Contract Year
                                                      (fee currently waived)
                                                    o State   premium  tax  (New
                                                      York  currently  does  not
                                                      impose one).

                                                    In addition,  each Fund pays
                                                    expenses  that you will bear
                                                    indirectly  if you invest in
                                                    a Variable Sub-Account.

Investment
Alternatives                                        The   Contract   offers   18
                                                    investment      alternatives
                                                    including:

                                                    o the Fixed Account (which credits
                                                      interest at rates we guarantee), and
                                                    o 17  Variable  Sub-Accounts
                                                      investing in Funds
                                                      offering professional
                                                      money  management by A I M
                                                      Advisors, Inc.

                                                    To find  out  current  rates
                                                    being   paid  on  the  Fixed
                                                    Account,  or to find out how
                                                    the  Variable   Sub-Accounts
                                                    have performed,  please call
                                                    us at

                                                     1-800-692-4682.


Special Services                                     For your
                                                     convenience, we offer these
                                                     special services:

                                                     o Automatic Fund Rebalancing Program
                                                     o Automatic Additions Program
                                                     o Dollar Cost Averaging Program
                                                     o Systematic Withdrawal Program


Income Payments                                       You  can  choose
                                                      fixed   income   payments,
                                                      variable income  payments,
                                                      or a  combination  of  the
                                                      two.  You can receive your
                                                      income  payments in one of
                                                      the following ways:

                                                      o life income with guaranteed
                                                         payments
                                                      o a joint and survivor life income
                                                         with guaranteed payments
                                                      o guaranteed payments for a
                                                         specified period (5 to 30 years)

Death Benefits                                        If you die before
                                                      the Payout Start Date,  we
                                                      will pay the death benefit
                                                      described in the Contract.

Transfers                                             Before the Payout Start Date, you
                                                      may transfer your Contract value
                                                      ("Contract Value") among the
                                                      investment alternatives, with
                                                      certain restrictions.  Transfers to
                                                      the Fixed Account must be at least
                                                      $500.

                                                      We do not currently impose
                                                      a  fee   upon   transfers.
                                                      However,  we  reserve  the
                                                      right  to  charge  $10 per
                                                      transfer  after  the  12th
                                                      transfer in each "Contract
                                                      Year,"  which  we  measure
                                                      from  the  date  we  issue
                                                      your contract or   a
                                                      Contract  anniversary
                                                      ("Contract Anniversary").

Withdrawals                                           You may  withdraw  some or
                                                      all of your Contract Value
                                                      at   anytime   during  the
                                                      Accumulation Phase. Full or
                                                      partial withdrawals are available
                                                      under limited circumstances on or
                                                      after the Payout Start Date.

                                                      In   general,   you   must
                                                      withdraw at least $50 at a
                                                      time ($1,000 for withdrawals
                                                      made during the Payout Phase).
                                                      A 10%  federal  tax penalty
                                                      may  apply if you withdraw
                                                      before  you  are 59-1/2 years
                                                      old.  A withdrawal  charge and
                                                      Market  Value   Adjustment
                                                      also may apply.


HOW THE CONTRACT WORKS

The Contract basically works in two ways.

First, the Contract can help you (we assume you are the Contract owner) save for retirement because you can invest in up to 18 investment alternatives and pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "Accumulation Phase" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "Issue Date") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or the Fixed Account. If you invest in the Fixed Account, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Funds.

Second, the Contract can help you plan for retirement because you can use it to receive retirement income for life and/or for a pre-set number of years, by selecting one of the income payment options (we call these "Income Plans")
described on page ___. You receive income payments during what we call the "Payout Phase" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Funds. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.


Issue                                                    Payout Start
Date             Accumulation Phase                        Date                           Payout
                                                                                           Phase

 --------------------------------------------------------------------------------------------------------------------------->
             You save for retirement

                                                               |                       |                |
|
You buy                                           You elect to receive income    You can receive     Or you can
a Contract                                        payments or receive a lump     income payments     receive income
                                                  sum payment                    for a set period    payments for life

As the Contract owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract owner, or if there is none, the Beneficiary will exercise the rights and privileges provided by the Contract. See "The Contract." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract owner or, if none, to your Beneficiary. See "Death Benefits."

Please call us at 1-800-692-4682 if you have any questions about how the Contract works.

EXPENSE TABLE

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes because New York currently does not impose premium taxes on annuities. For more information about Variable Account expenses, see "Expenses," below. For more information about Fund expenses, please refer to the accompanying prospectus for the Funds.

CONTRACT OWNER TRANSACTION EXPENSES

Withdrawal Charge (as a percentage of purchase payments)*

Number of Complete Years Since We Received the Purchase

Payment Being Withdrawn:       0     1     2     3     4      5     6        7+

Applicable Charge:             7%    6%    5%    4%    3%     2%     1%      0%

Annual Contract Maintenance Charge................................... $35.00**
Transfer Fee......................................................... $10.00***

* Each Contract Year, you may withdraw up to 10% of purchase payments without incurring a withdrawal charge or a Market Value Adjustment.

** We will waive this charge in certain cases. See "Expenses."

***Applies solely to the thirteenth and subsequent transfers within a Contract Year excluding transfers due to dollar cost averaging or automatic fund rebalancing. We are currently waiving the transfer fee.


VARIABLE ACCOUNT ANNUAL EXPENSES
(as a percentage of average daily net assets deducted from each Variable Sub-Account)
Mortality and Expense Risk Charge......................................................1.35%
Administrative Expense Charge..........................................................0.10%
Total Variable Account Annual Expenses.................................................1.45%



FUND ANNUAL EXPENSES (after Voluntary Reductions and Reimbursements)(as a percentage of Fund average daily net assets)(1)


                                                          Management         Other             Total Annual
Fund                                                      Fee                Expenses          Fund Expenses


AIM V.I. Aggressive Growth Fund (2)                        0.00%                 1.19%               1.19%
AIM V.I. Balanced Fund (2)                                 0.65%                 0.56%               1.21%
AIM V.I. Blue Chip Fund                                    0.75%                 0.55%               1.30%
AIM V.I. Capital Appreciation Fund                         0.62%                 0.11%               0.73%
AIM V.I. Capital Development Fund (2)                      0.00%                 1.23%               1.23%
AIM V.I. Dent Demographics Trends Fund                     0.85%                 0.55%               1.40%
AIM V.I. Diversified Income Fund                           0.60%                 0.23%               0.83%
AIM V.I. Global Growth and Income Fund(2)                  0.97%                 0.37%               1.34%
AIM V.I. Global Utilities Fund                             0.65%                 0.49%               1.14%
AIM V.I. Government Securities Fund                        0.50%                 0.40%               0.90%
AIM V.I. Growth Fund                                       0.63%                 0.10%               0.73%
AIM V.I. Growth and Income Fund                            0.61%                 0.16%               0.77%
AIM V.I. High Yield Fund(2)                                0.35%                 0.79%               1.14%
AIM V.I. International Equity Fund                         0.75%                 0.22%               0.97%
AIM V.I. Money Market Fund                                 0.40%                 0.20%               0.60%
AIM V.I. Telecommunications and Technology Fund            1.00%                 0.27%               1.27%
AIM V.I. Value Fund                                        0.61%                 0.15%               0.76%

(1) Figures shown in the table are for the year ended December 31, 1999, except for the AIM V.I. Blue Chip, AIM V.I. Dent Demographics Trends, AIM V.I. Global Growth and Income, and AIM V.I. Telecommunications and Technology Funds which commenced operations on December 29, 1999, December 29, 1999, October 15, 1999 and October 15, 1999 respectively. For these Funds, the management fee, other expenses and total annual fund operating expenses are based on estimates for the Funds' first full fiscal year.


(2) Absent voluntary reductions and reimbursements for certain Funds, management fees, other expenses, and total annual fund expenses expressed as a percentage of average net assets of the Funds would have been as follows:


                                                    Management       Other      Total Annual
Fund                                                    Fee        Expenses     Fund Expenses

AIM V.I. Aggressive Growth Fund                        0.80%         1.62%        2.42%
AIM V.I. Balanced Fund                                 0.75%         0.56%        1.31%
AIM V.I. Capital Development Fund                      0.75%         2.67%        3.42%
AIM V.I. Global Growth and Income Fund                 1.00%         0.37%        1.37%
AIM V.I. High Yield Fund                               0.63%         0.79%        1.42%


EXAMPLE 1

The example below shows the dollar amount of expenses that you would bear directly or indirectly if you:

o    invested $1,000 in a Variable Sub-Account,

o    earned a 5% annual return on your investment, and

o surrendered your Contract, or began receiving income payments for a specified period of less than 120 months, at the end of each time period.

The example does not include any penalties you may be required to pay if you surrender your Contract. The example does not include deductions for premium taxes because New York does not charge premium taxes on annuities.



SUB-ACCOUNT                                    1 YEAR        3 YEARS         5 YEARS      10 YEARS
                                               ------        -------         -------      --------
AIM V.I. Aggressive Growth                        $94          $158             $223         $421
AIM V.I. Balanced                                 $83          $124             $169         $317
AIM V.I. Blue Chip                                $83          $124             $168         $316
AIM V.I. Capital Appreciation                     $77          $107             $139         $259
AIM V.I. Capital Development                     $105          $187             $270         $504
AIM V.I. Dent Demographics Trends                 $84          $127             $173         $326
AIM V.I. Diversified Income                       $78          $110             $144         $269
AIM V.I. Global Growth and Income                 $84          $126             $172         $323
AIM V.I. Global Utilities                         $81          $119             $160         $301
AIM V.I. Government Securities                    $79          $112             $148         $276
AIM V.I. Growth                                   $77          $107             $139         $259
AIM V.I. Growth and Income Fund                   $77          $108             $141         $263
AIM V.I. High Yield Fund                          $84          $128             $174         $328
AIM V.I. International Equity Fund                $79          $114             $151         $283
AIM V.I. Money Market Fund                        $76          $103             $132         $245
AIM V.I. Telecommunications and Technology        $82          $123             $167         $313
AIM V.I. Value                                    $77          $108             $140         $262



EXAMPLE 2

Same assumptions as Example 1 above, except that you decided not to surrender your Contract, or you began receiving income payments (for at least 120 months if under an Income Plan with a specified period), at the end of each period.


SUB-ACCOUNT                                   1 YEAR        3 YEARS         5 YEARS       10 YEARS
                                              ------        -------         -------       --------
AIM V.I. Aggressive Growth                      $40           $122             $205           $421
AIM V.I. Balanced                               $29            $88             $151           $317
AIM V.I. Blue Chip                              $29            $88             $150           $316
AIM V.I. Capital Appreciation                   $23            $71             $121           $259
AIM V.I. Capital Development                    $51           $151             $252           $504
AIM V.I. Dent Demographics Trends               $30            $91             $155           $326
AIM V.I. Diversified Income                     $24            $74             $126           $269
AIM V.I. Global Growth and Income               $30            $90             $154           $323
AIM V.I. Global Utilities                       $27            $83             $142           $301
AIM V.I. Government Securities                  $25            $76             $130           $276
AIM V.I. Growth                                 $23            $71             $121           $259
AIM V.I. Growth and Income                      $23            $72             $123           $263
AIM V.I. High Yield                             $30            $92             $156           $328
AIM V.I. International Equity                   $25            $78             $133           $283
AIM V.I. Money Market                           $22            $67             $114           $245
AIM V.I. Telecommunications and Technology      $28            $87             $149           $313
AIM V.I. Value                                  $23            $72             $122           $262



Please remember that you are looking at examples and not a representation of past or future expenses. Your actual expenses may be lower or greater than those shown above. Similarly, your rate of return may be lower or greater than 5%, which is not guaranteed. To reflect the contract maintenance charge in the examples, we estimated an equivalent percentage charge, based on an average Contract size of $57,476.

FINANCIAL INFORMATION

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "Accumulation Unit." Each Variable Sub-Account has a separate value for its Accumulation Units we call "Accumulation Unit Value." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.

Attached as Appendix A to this prospectus are tables showing the Accumulation Unit Values of each Variable Sub-Account since its inception. To obtain a fuller picture of each Variable Sub-Account's finances, please refer to the Variable Account's financial statements contained in the Statement of Additional Information. The financial statements of Allstate New York also appear in the Statement of Additional Information.

THE CONTRACT

CONTRACT OWNER

The AIM Lifetime Plus(sm) Variable Annuity is a contract between you, the Contract owner, and Allstate New York, a life insurance company. As the Contract owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

o    the investment alternatives during the Accumulation and Payout Phases,

o    the amount and timing of your purchase payments and withdrawals,

o    the programs you want to use to invest or withdraw money,

o    the income payment plan you want to use to receive retirement income,

o the Annuitant (either yourself or someone else) on whose life the income payments will be based,

o the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract owner dies, and

o    any other rights that the Contract provides.

If you die, any surviving Contract owner or, if none, the Beneficiary may exercise the rights and privileges provided to them by the Contract.

The Contract cannot be jointly owned by both a non-natural person and a natural person. The maximum issue age of a Contract owner is age 90.

You can use the Contract with or without a qualified plan. A qualified plan is a personal retirement savings plan, such as an IRA or tax-sheltered annuity, that meets the requirements of the Internal Revenue Code. Qualified plans may limit or modify your rights and privileges under the Contract. We use the term "Qualified Contract" to refer to a Contract issued with a qualified plan. See "Qualified Plans" on page ___.

ANNUITANT

The Annuitant is the individual whose life determines the amount and duration of income payments (other than under Income Plans with guaranteed payments for a specified period). If the Contract owner is a natural person you may change the Annuitant prior to the Payout Start Date. In our discretion, we may permit you to designate a joint Annuitant, who is a second person on whose life income payments depend, on the Payout Start Date. The maximum issue age of an Annuitant is age 80.

If the Annuitant dies prior to the Payout Start Date, the new Annuitant will be:

o     the youngest Contract owner if living, otherwise
o     the youngest Beneficiary.

BENEFICIARY

The Beneficiary is the person who may elect to receive the death benefit or become the new Contract owner if the sole surviving Contract owner dies before the Payout Start Date. If the sole surviving Contract owner dies after the Payout Start Date, the Beneficiary will receive any guaranteed income payments scheduled to continue.

You may change or add Beneficiaries at any time by writing to us, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed and filed with us. Any change will be effective at the time you sign the written notice, whether or not the Annuitant is living when we receive the notice. Until we receive your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. We will not be liable as to any payment or settlement made prior to receiving the written notice. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly.

If you did not name a Beneficiary or if the named Beneficiary is no longer living and there are no other surviving Beneficiaries, the new Beneficiary will be:

o      your spouse or, if he or she is no longer alive,
o      your surviving children equally, or if you have no surviving children,
o      your estate.


If more than one Beneficiary survives you (or the Annuitant if the Contract owner is not a natural person), we will divide the death benefit among your Beneficiaries according to your most recent written instructions. If you have not given us written instructions, we will pay the death benefit in equal amounts to the surviving Beneficiaries.

MODIFICATION OF THE CONTRACT

Only an Allstate New York officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.

ASSIGNMENT

We will not honor an assignment of an interest in a Contract as collateral or security for a loan. However, you may assign periodic income payments under the Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are due. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. You should consult with an attorney before trying to assign your Contract.

PURCHASES

MINIMUM PURCHASE PAYMENTS

All additional purchase payments must be $500 or more. You may make purchase payments at any time prior to the Payout Start Date. We reserve the right to limit the maximum amount of purchase payments we will accept.

AUTOMATIC ADDITIONS PROGRAM

You may make additional purchase payments of at least $100 ($500 for allocation to the Fixed Account) by automatically transferring amounts from your bank account. Please consult with your sales representative for detailed information.

ALLOCATION OF PURCHASE PAYMENTS

All allocations must be in whole percents that total 100% or in whole dollars. You can change your allocations by notifying us in writing.

We will allocate your additional purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us in writing otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit additional purchase payments to the Contract at the close of the business day on which we receive the purchase payment at our service center located in Northbrook, Illinois (mailing address: P.O. Box 94038, Palatine, Illinois, 60094-4038; overnight mail: 3100 Sanders Road, Suite J4A, Northbrook, Illinois, 60062).

We are open for business each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "Valuation Dates." Our business day closes when the New York Stock Exchange closes, usually 4:00 p.m. Eastern Time (3:00 p.m. Central Time). If we receive your purchase payment after 4:00 p.m. Eastern Time (3:00 p.m. Central Time) on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.

CONTRACT VALUE

Your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus the sum of Sub-Account values in the Fixed Account.

ACCUMULATION UNITS

To determine the number of Accumulation Units of each Variable Sub-Account to credit to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.

ACCUMULATION UNIT VALUE

As a general matter, the Accumulation Unit Value for each Variable Sub-Account will rise or fall to reflect:

o changes in the share price of the Fund in which the Variable Sub-Account invests, and

o the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine contract maintenance charges, withdrawal charges, and transfer fees (currently waived) separately for each Contract. They do not affect Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we calculate Accumulation Unit Value, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-Account on each Valuation Date.

You should refer to the prospectus for the Funds that accompanies this prospectus for a description of how the assets of each Fund are valued, since that determination directly bears on the Accumulation Unit Value of the corresponding Variable Sub-Account and, therefore, your Contract Value.

INVESTMENT ALTERNATIVES:  The Variable Sub-Accounts

You may allocate your purchase payments to up to 17 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Fund. Each Fund has its own investment objective(s) and policies. We briefly describe the Funds below.

For more complete information about each Fund, including expenses and risks associated with the Fund, please refer to the accompanying prospectus for the Fund. You should carefully review the Fund prospectus before allocating amounts to the Variable Sub-Accounts. A I M Advisors, Inc. serves as the investment advisor to each Fund.


Fund:                                                   Each Fund Seeks:


AIM V.I. Aggressive Growth Fund*                        Long-term growth of capital

AIM V.I. Balanced Fund                                  As high a total return as possible, consistent with preservation of capital

AIM V.I. Blue Chip Fund                                 Long-term growth of capital with a secondary objective of current income

AIM V.I. Capital Appreciation Fund                      Growth of capital

AIM V.I. Capital Development Fund                       Long-term growth of capital

AIM V.I. Dent Demographics Trends Fund                  Long-term growth of capital

AIM V.I. Diversified Income Fund                        High level of current income

AIM V.I. Global Growth and Income Fund                  Long-term growth of capital together with current income

AIM V.I. Global Utilities Fund                          High total return

AIM V.I. Government Securities Fund                     High level of current income consistent with reasonable concern for safety of principal

AIM V.I. Growth Fund                                    Growth of capital

AIM V.I. Growth and Income Fund                         Growth of capital with a secondary objective of current income

AIM V.I. High Yield Fund                                High level of current income

AIM V.I. International Equity Fund                      Long-term growth of capital

AIM V.I. Money Market Fund                              As high a level of current income as is consistent with the preservation of capital and liquidity

AIM V.I. Telecommunications and Technology Fund         Long-term growth of capital

AIM V.I. Value Fund                                     Long-term growth of capital with income as a secondary objective

A Funds' investment objectives may be changed by the Fund's Board of Trustees without shareholder approval.


* Due to the sometime limited availability of common stocks of small-cap companies that meet the investment criteria for AIM V.I. Aggressive Growth Fund, the Fund may periodically suspend or limit the offering of its shares. The Fund will be closed to new participants when Fund assets reach $200 million. If the Fund is closed, Contract owners maintaining an allocation of Contract Value in that Fund will nevertheless be permitted to allocate additional purchase payments to the Fund.

Amounts you allocate to Variable Sub-Accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Funds in which those Variable Sub-Accounts invest. You bear the investment risk that the Funds might not meet their investment objectives. Shares of the Funds are not deposits, or obligations of, or guaranteed or endorsed by any bank and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

INVESTMENT ALTERNATIVES : The Fixed Account

You may allocate all or a portion of your purchase payments to the Fixed Account. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to the Fixed Account does not entitle you to share in the investment experience of the Fixed Account.

GUARANTEE PERIODS

Each purchase payment or transfer allocated to the Fixed Account earns interest at a specified rate that we guarantee for a period of years we call a Guarantee Period. Guarantee Periods may range from 1 to 10 years. We are currently offering Guarantee Periods of 1, 3, 5, 7, and 10 years in length. In the future we may offer Guarantee Periods of different lengths or stop offering some Guarantee Periods. You select one or more Guarantee Periods for each purchase payment or transfer. If you do not select the Guarantee Period for a purchase payment or transfer, we will assign the shortest Guarantee Period available under the Contract for such payment or transfer.

Each purchase payment or transfer allocated to a Guarantee Period must be at least $500. We reserve the right to limit the number of additional purchase payments that you may allocate to the Fixed Account. Please consult with your sales representative for more information.

INTEREST RATES

We will tell you what interest rates and Guarantee Periods we are offering at a particular time. We may declare different interest rates for Guarantee Periods of the same length that begin at different times. We will not change the interest rate that we credit to a particular allocation until the end of the relevant Guarantee Period.

We have no specific formula for determining the rate of interest that we will declare initially or in the future. We will set those interest rates based on investment returns available at the time of the determination. In addition, we may consider various other factors in determining interest rates including regulatory and tax requirements, our sales commission and administrative expenses, general economic trends, and competitive factors. We determine the interest rates to be declared in our sole discretion. We can neither predict nor guarantee what those rates will be in the future. For current interest rate information, please contact your sales representative or Allstate New York at 1-800-692-4682. The interest rate will never be less than the minimum guaranteed amount stated in the Contract.

HOW WE CREDIT INTEREST

We will credit interest daily to each amount allocated to a Guarantee Period at a rate that compounds to the effective annual interest rate that we declared at the beginning of the applicable Guarantee Period. The following example illustrates how a purchase payment allocated to the Fixed Account would grow, given an assumed Guarantee Period and effective annual interest rate:

Purchase Payment.......................................$10,000
Guarantee Period                                       5 years
Annual Interest Rate.................................... 4.50%


                                                                       END OF CONTRACT YEAR

                                                    YEAR 1          YEAR 2         YEAR 3          YEAR 4          YEAR 5

Beginning Contract Value                           $10,000.00
X (1 + Annual Interest Rate)                        X   1.045
                                                   $10,450.00

Contract Value at end of Contract Year                             $10,450.00
X (1 + Annual Interest Rate)                                        X   1.045
                                                                      $10,920.25

Contract Value at end of Contract Year                                           $10,920.25
X (1 + Annual Interest Rate)                                                       X  1.045
                                                                                 $11,411.66



Contract Value at end of Contract Year                                                           $11,411.66
X (1 + Annual Interest Rate)                                                                       X  1.045
                                                                                                 $11,925.19

Contract Value at end of Contract Year                                                                             $11,925.19
X (1 + Annual Interest Rate)                                                                                        X   1.045
                                                                                                                   $12,461.82

Total Interest Credited During Guarantee Period = $2,461.82 ($12,461.82 -$10,000)

This example assumes no withdrawals during the entire 5 year Guarantee Period. If you were to make a withdrawal, you may be required to pay a withdrawal charge. In addition, the amount withdrawn may be increased or decreased by a Market Value Adjustment that reflects changes in interest rates since the time you invested the amount withdrawn. The hypothetical interest rate is for illustrative purposes only and is not intended to predict future interest rates to be declared under the Contract. Actual interest rates declared for any given Guarantee Period may be more or less than shown above but will never be less than the guaranteed minimum rate stated in the Contract.

RENEWALS

At least 15 but not more than 45 days prior to the end of each Guarantee Period, we will mail you a notice asking you what to do with your money, including the accrued interest. During the 30-day period after the end of the Guarantee Period, you may:

     1) take no action. We will automatically apply your money to a new Guarantee Period of the shortest duration available. The new Guarantee Period will begin on the day the previous Guarantee Period ends. The new interest rate will be our then current declared rate for a Guarantee Period of that length; or

     2) instruct us to apply your money to one or more new Guarantee Periods of your choice. The new Guarantee Period(s) will begin on the day the previous Guarantee Period ends. The new interest rate will be our then current declared rate for those Guarantee Periods; or

     3) instruct us to transfer all or a portion of your money to one or more Variable Sub-Accounts. We will effect the transfer on the day we receive your instructions. We will not adjust the amount transferred to include a Market Value Adjustment; or

     4) withdraw all or a portion of your money. You may be required to pay a withdrawal charge, but we will not adjust the amount withdrawn to include a Market Value Adjustment. You may also be required to pay premium taxes and withholding (if applicable). The amount withdrawn will be deemed to have been withdrawn on the day the previous Guarantee Period ends. Unless you specify otherwise, amounts not withdrawn will be applied to a new Guarantee Period of the shortest duration available. The new Guarantee Period will begin on the day the previous Guarantee Period ends.

Under our automatic laddering program ("Automatic Laddering Program"), you may choose, in advance, to use Guarantee Periods of the same length for all renewals. You can select this Program at any time during the Accumulation Phase, including on the Issue Date. We will apply renewals to Guarantee Periods of the selected length until you direct us in writing to stop. We may stop offering this Program at any time. For additional information on the Automatic Laddering Program, please call our Customer Service unit at 1-800-692-4682.

MARKET VALUE ADJUSTMENT

All withdrawals in excess of the Preferred Withdrawal Amount, transfers, and amounts applied to an Income Plan from a Guarantee Period, other than those taken during the 30 day period after such Guarantee Period expires, are subject to a Market Value Adjustment. We will not apply a Market Value Adjustment to a withdrawal you make:

o    within the Preferred Withdrawal Amount as described on page __; or

o   to satisfy the IRS minimum distribution rules.

We apply the Market Value Adjustment to reflect changes in interest rates from the time you first allocate money to a Guarantee Period to the time it is removed from that Guarantee Period. We calculate the Market Value Adjustment by comparing the Treasury Rate for a period equal to the Guarantee Period at its inception to the Treasury Rate for a period equal to the time remaining in the Guarantee Period when you remove your money. "Treasury Rate" means the U.S. Treasury Note Constant Maturity Yield as reported in Federal Reserve Bulletin Release H.15.

The Market Value Adjustment may be positive or negative, depending on changes in interest rates. As such, you bear the investment risk associated with changes in interest rates. If interest rates increase significantly, the Market Value Adjustment and any withdrawal charge, premium taxes, and income tax withholding (if applicable) could reduce the amount you receive upon full withdrawal of your Contract Value to an amount that is less than the purchase payment plus interest at the minimum guaranteed interest rate under the Contract.

Generally, if the Treasury Rate at the time you allocate money to a Guarantee Period is higher than the applicable current Treasury Rate for a period equal to the time remaining in the Guarantee Period, then the Market Value Adjustment will result in a higher amount payable to you or transferred. Conversely, if the Treasury Rate at the time you allocate money to a Guarantee Period is lower than the applicable Treasury Rate for a period equal to the time remaining in the Guarantee Period, then the Market Value Adjustment will result in a lower amount payable to you or transferred.

     For example, assume that you purchase a Contract and you select an initial Guarantee Period of 5 years and the 5 year Treasury Rate for that duration is 4.50%. Assume that at the end of 3 years, you make a partial withdrawal. If, at that later time, the current 2 year Treasury Rate is 4.20%, then the Market Value Adjustment will be positive, which will result in an increase in the amount payable to you. Conversely, if the current 2 year Treasury Rate is 4.80%, then the Market Value Adjustment will be negative, which will result in a decrease in the amount payable to you.

The formula for calculating Market Value Adjustments is set forth in Appendix B to this prospectus, which also contains additional examples of the application of the Market Value Adjustment.

INVESTMENT ALTERNATIVES:  Transfers

TRANSFERS DURING THE ACCUMULATION PHASE

During the Accumulation Phase, you may transfer Contract Value among the investment alternatives at any time. The minimum amount that you may transfer into a Guarantee Period is $500. You may request transfers in writing on a form that we provide or by telephone according to the procedure described below. We currently do not assess, but reserve the right to assess, a $10 charge on each transfer in excess of 12 per Contract Year. We treat transfers to or from more than one Fund on the same day as one transfer. Transfers you make as part of an Automatic Fund Rebalancing Program do not count against the 12 free transfers per Contract Year.

We will process transfer requests that we receive before 4:00 p.m. Eastern Time (3:00 p.m. Central Time) on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 4:00 p.m. Eastern Time (3:00 p.m. Central Time) on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account for up to 6 months from the date we receive your request. If we decide to postpone transfers from the Fixed Account for 10 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

If you transfer an amount from a Guarantee Period other than during the 30 day period after such Guarantee Period expires, we will increase or decrease the amount by a Market Value Adjustment. If any transfer reduces your value in such Guarantee Period to less than $500, we will treat the request as a transfer of the entire value in such Guarantee Period.

We reserve the right to waive any transfer restrictions.

TRANSFERS DURING THE PAYOUT PHASE

During the Payout Phase, you may make transfers among the Variable Sub-Accounts to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. In addition, you will have a limited ability to make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. You may not, however, convert any portion of your right to receive fixed income payments into variable income payments.

You may not make any transfers for the first 6 months after the Payout Start Date. Thereafter, you may make transfers among the Variable Sub-Accounts or make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. Your transfers must be at least 6 months apart.

TELEPHONE TRANSFERS

You may make transfers by telephone by calling 1-800-692-4682, if you first send us a completed authorization form. The cut off time for telephone transfer requests is 4:00 p.m. Eastern Time (3:00 p.m. Central Time). In the event that the New York Stock Exchange closes early, i.e., before 4:00 p.m. Eastern Time (3:00 p.m. Central Time), or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange.

We may suspend, modify or terminate the telephone transfer privilege at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.

DOLLAR COST AVERAGING PROGRAM

Through the Dollar Cost Averaging Program, you may automatically transfer a set amount at regular intervals during the Accumulation Phase from any Variable Sub-Account, or the 1 year Guarantee Period of the Fixed Account, to any other Variable Sub-Account. The interval between transfers may be monthly, quarterly, semi-annually, or annually. Transfers made through dollar cost averaging must be $50 or more. You may not use dollar cost averaging to transfer amounts to the Fixed Account.

We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee. In addition, we will not apply the Market Value Adjustment to these transfers.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market.

Call or write us for instructions on how to enroll.

AUTOMATIC FUND REBALANCING PROGRAM

Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our Automatic Fund Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. Money you allocate to the Fixed Account will not be included in the rebalancing.

We will rebalance your account each quarter according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your request. We are not responsible for rebalancing that occurs prior to receipt of your request.

Example:

     Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the AIM V.I. Diversified Income Variable Sub-Account and 60% to be in the AIM V.I. Growth Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the AIM V.I. Diversified Income Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings rebalanced quarterly, on the first day of the next quarter we would sell some of your units in the AIM V.I. Diversified Income Variable Sub-Account and use the money to buy more units in the AIM V.I. Growth Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

The Automatic Fund Rebalancing Program is available only during the Accumulation Phase. The transfers made under the Program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.

Fund rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.

EXPENSES

As a Contract owner, you will bear, directly or indirectly, the charges and expenses described below.

CONTRACT MAINTENANCE CHARGE

During the Accumulation Phase, on each Contract Anniversary, we will deduct a $35 contract maintenance charge from your Contract Value invested in each Variable Sub-Account in proportion to the amount invested. We also will deduct a full contract maintenance charge if you withdraw your entire Contract Value, unless your Contract qualifies for a waiver, described below. During the Payout Phase, we will deduct the charge proportionately from each income payment.

The charge is for the cost of maintaining each Contract and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract owners and regulatory agencies. We cannot increase the charge. We will waive this charge if:

o        total purchase payments equal $50,000 or more, or

o        all money is allocated to the Fixed Account on a Contract Anniversary.

MORTALITY AND EXPENSE RISK CHARGE

We deduct a mortality and expense risk charge daily at an annual rate of 1.35% of the average daily net assets you have invested in the Variable Sub-Accounts. The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then we will bear the loss.

We guarantee the mortality and expense risk charge and we cannot increase it. We assess the mortality and expense risk charge during both the Accumulation Phase and the Payout Phase.

ADMINISTRATIVE EXPENSE CHARGE

We deduct an administrative expense charge daily at an annual rate of 0.10% of the average daily net assets you have invested in the Variable Sub-Accounts. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase. We guarantee that we will not raise this charge.

TRANSFER FEE

We do not currently impose a fee upon transfers among the investment alternatives. However, we reserve the right to charge $10 per transfer after the 12th transfer in each Contract Year. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging Program or Automatic Fund Rebalancing Program.

WITHDRAWAL CHARGE

We may assess a withdrawal charge of up to 7% of the purchase payment(s) you withdraw in excess of the Preferred Withdrawal Amount, adjusted by a Market Value Adjustment. The charge declines annually to 0% after 7 complete years from the day we receive the purchase payment being withdrawn. A schedule showing how the charge declines appears on page __. During each Contract Year, you can withdraw up to 10% of purchase payments without paying the charge. Unused portions of this 10% "Preferred Withdrawal Amount" are not carried forward to future Contract Years.

We determine the withdrawal charge by:

o multiplying the percentage corresponding to the number of complete years since we received the purchase payment being withdrawn by

o the part of each purchase payment withdrawal that is in excess of the Preferred Withdrawal Amount, adjusted by a Market Value Adjustment.

We will deduct withdrawal charges, if applicable, from the amount paid. For purposes of the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first. However, for federal income tax purposes, please note that withdrawals are considered to have come first from earnings in the Contract. Thus, for tax purposes, earnings are considered to come out first, which means you pay taxes on the earnings portion of your withdrawal.

We do not apply a withdrawal charge in the following situations:

o on the Payout Start Date (a withdrawal charge may apply if you elect to receive income payments for a specified period of less than 120 months);

o the death of the Contract Owner or Annuitant (unless the Settlement Value is used);

o withdrawals taken to satisfy IRS minimum distribution rules for the Contract; or

o    withdrawals made after all purchase payments have been withdrawn.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals may be subject to tax penalties or income tax and a Market Value Adjustment. You should consult your own tax counsel or other tax advisers regarding any withdrawals.

We reserve the right to waive the withdrawal charge with respect to Contracts issued to employees and registered representatives of any broker-dealer that has entered into a sales agreement with ALFS, Inc. ("ALFS") to sell the Contracts and all wholesalers and their employees that are under agreement with ALFS to wholesale the Contract.

PREMIUM TAXES

Currently, we do not make deductions for premium taxes under the Contract because New York does not charge premium taxes on annuities. We may deduct taxes that may be imposed in the future from purchase payments or the Contract Value when the tax is incurred or at a later time.

DEDUCTION FOR VARIABLE ACCOUNT INCOME TAXES

We are not currently making a provision for taxes. In the future, however, we may make a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the Statement of Additional Information.

OTHER EXPENSES

Each Fund deducts advisory fees and other expenses from its assets. You indirectly bear the charges and expenses of the Funds whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectus for the Funds. For a summary of these charges and expenses, see pages ____ above. We may receive compensation from A I M Advisors, Inc., for administrative services we provide to the Funds.

ACCESS TO YOUR MONEY

You can withdraw some or all of your Contract Value at any time prior to the Payout Start Date. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page ___.

The amount payable upon withdrawal is the Contract Value next computed after we receive the request for a withdrawal at our service center, adjusted by any Market Value Adjustment, less any withdrawal charges, contract maintenance charges, income tax withholding, penalty tax, and any premium taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances.

You can withdraw money from the Variable Account or the Fixed Account. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable withdrawal charge and premium taxes.

You must name the investment alternative from which you are taking the withdrawal. If none is named, then the withdrawal request is incomplete and cannot be honored.

In general, you must withdraw at least $50 at a time. You also may withdraw a lesser amount if you are withdrawing your entire interest in a Variable Sub-Account.

If you request a total withdrawal, we may require that you return your Contract to us.

POSTPONEMENT OF PAYMENTS

We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1) The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

2)   An emergency exists as defined by the SEC; or

3)   The SEC permits delay for your protection.

In addition, we may delay payments or transfers from the Fixed Account for up to 6 months or shorter period if required by law. If we delay payment or transfer for 10 days or more, we will pay interest as required by law. Any interest would be payable from the date we receive the withdrawal request to the date we make the payment or transfer.

SYSTEMATIC WITHDRAWAL PROGRAM

You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date. The minimum amount of each systematic withdrawal is $50. At our discretion, systematic withdrawals may not be offered in conjunction with the Dollar Cost Averaging or the Automatic Fund Rebalancing Programs.

Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account, systematic withdrawals may reduce or even exhaust the Contract Value. Income taxes may apply to systematic withdrawals. Please consult your tax advisor before taking any withdrawal.

We will make systematic withdrawal payments to you or your designated payee. We may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.

MINIMUM CONTRACT VALUE

If your request for a partial withdrawal would reduce the amount in any Guarantee Period to less than $500, we will treat it as a request to withdraw the entire amount invested in such Guarantee Period. In addition, if your request for a partial withdrawal would reduce the Contract Value to less than $1,000, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, adjusted by any applicable Market Value Adjustment, less withdrawal and other charges, and applicable taxes. Your Contract will terminate if you withdraw all of your Contract Value.

INCOME PAYMENTS

PAYOUT START DATE

The Payout Start Date is the day that we apply your money to an Income Plan. The Payout Start Date must be no later than the Annuitant's 90th birthday.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.

INCOME PLANS

An "Income Plan" is a series of payments on a scheduled basis to you or to another person designated by you. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with guaranteed payments for 10 years. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.

Three Income Plans are available under the Contract. Each is available to provide:

o             fixed income payments;
o             variable income payments; or
o             a combination of the two.

The three Income Plans are:

     Income Plan 1 -- Life Income with Guaranteed Payments. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.

     Income Plan 2 -- Joint and Survivor Life Income with Guaranteed Payments. Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant is alive. If both the Annuitant and the joint Annuitant die before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.

     Income Plan 3 - Guaranteed Payments for a Specified Period (5 Years to 30 Years). Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. Income payments for less than 120 months may be subject to a withdrawal charge. We will deduct the mortality and expense risk charge from the Variable Sub-Account assets that support the variable income payments even though we may not bear any mortality risk.

The length of any guaranteed payment period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer guarantee periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no minimum specified period for guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a minimum specified period for guaranteed payments.

If you choose Income Plan 1 or 2, or, if available, another Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is alive before we make each payment. Please note that under such Income Plans, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only 1 income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only 2 income payments if they die before the third income payment, and so on.

Generally, you may not make withdrawals after the Payout Start Date. One exception to this rule applies if you are receiving variable income payments that do not depend on the life of the Annuitant (such as under Income Plan 3). In that case you may terminate all or part of the Variable Account portion of the income payments at any time and receive a lump sum equal to the present value of the remaining variable payments associated with the amount withdrawn. The minimum amount you may withdraw under this feature is $1,000. A withdrawal charge may apply. We deduct applicable premium taxes from the Contract Value at the Payout Start Date.

We may make other Income Plans available. You may obtain information about them by writing or calling us.

You must apply at least the Contract Value in the Fixed Account on the Payout Start Date to fixed income payments. If you wish to apply any portion of your Fixed Account balance to provide variable income payments, you should plan ahead and transfer that amount to the Variable Sub-Accounts prior to the Payout Start Date. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account to fixed income payments.

We will apply your Contract Value, adjusted by a Market Value Adjustment, less applicable taxes to your Income Plan on the Payout Start Date. If the amount available to apply under an Income Plan is less than $2,000 or not enough to provide an initial payment of at least $20, and state law permits, we may:

         o pay you the Contract Value, adjusted by any Market Value Adjustment and less any applicable taxes, in a lump sum instead of the periodic payments you have chosen; or

         o reduce the frequency of your payments so that each payment will be at least $20.

VARIABLE INCOME PAYMENTS

The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience and (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments. Your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Funds and (b) the Annuitant could live longer or shorter than we expect based on the tables we use.

In calculating the amount of the periodic payments in the annuity tables in the Contract, we assumed an annual investment rate of 3%. If the actual net investment return of the Variable Sub-Accounts you choose is less than this assumed investment rate, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the assumed investment rate. The dollar amount of the variable income payments stays level if the net investment return equals the assumed investment rate. Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.

FIXED INCOME PAYMENTS

We guarantee income payment amounts derived from the Fixed Account for the duration of the Income Plan. We calculate the fixed income payments by:

1) adjusting the portion of the Contract Value in the Fixed Account on the Payout Start Date by any applicable Market Value Adjustment;

2)   deducting any applicable premium tax; and

3) applying the resulting amount to the greater of (a) the appropriate value from the income payment table in your Contract or (b) such other value as we are offering at that time.

We may defer making fixed income payments for a period of up to 6 months or such shorter time as state law may require. If we defer payments for 10 business days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.

CERTAIN EMPLOYEE BENEFIT PLANS

The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age. However, we reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan, you should consult with legal counsel as to whether the purchase of a Contract is appropriate. For qualified plans, where it is appropriate, we may use income payment tables that do not distinguish on the basis of sex.

DEATH BENEFITS

We will pay a death benefit if, prior to the Payout Start Date:

1) any Contract owner dies; or
2) the  Annuitant  dies,  if the  Contract  owner is not a natural person.

We will pay the death benefit to the new Contract owner as determined immediately after the death. The new Contract owner would be a surviving Contract owner or, if none, the Beneficiary(ies). In the case of the death of an Annuitant, we will pay the death benefit to the current Contract owner.

DEATH BENEFIT AMOUNT

Prior to the Payout Start Date, the death benefit is equal to the greatest of:

1)   the Contract Value as of the date we determine the death benefit; or

2) the Settlement Value (that is, the amount payable on a full withdrawal of Contract Value) on the date we determine the death benefit; or

3) the Contract Value on the Death Benefit Anniversary immediately preceding the date we determine the death benefit, adjusted by any purchase payments, partial withdrawals and charges made since that Death Benefit Anniversary. A "Death Benefit Anniversary" is every seventh Contract Anniversary beginning with the Issue Date. For example, the Issue Date, 7th and 14th Contract Anniversaries are the first three Death Benefit Anniversaries; or

4) the greatest of the Anniversary Values as of the date we determine the death benefit. An "Anniversary Value" is equal to the Contract Value on a Contract Anniversary, increased by purchase payments made since that Anniversary and reduced by the amount of any partial withdrawals since that anniversary. Anniversary Values will be calculated for each Contract Anniversary prior to the earlier of:

         (i)  the date we determine the death benefit; or

         (ii) the deceased's 75th birthday or 5 years after the Issue Date, if later.

We will determine the value of the death benefit as of the end of the Valuation Date on which we receive a complete request for payment of the death benefit, which includes Due Proof of Death. If we receive a request after 4:00 p.m. Eastern Time (3:00 p.m. Central Time) on a Valuation Date, we will process the request as of the end of the following Valuation Date.

We will not settle any death claim until we receive Due Proof of Death. We will accept the following documentation as Due Proof of Death:

o   a certified copy of a death certificate; or

o a certified copy of a decree of a court of competent jurisdiction as to a finding of death; or

o   any other proof acceptable to us.

DEATH BENEFIT PAYMENTS

A death benefit will be paid:

1) if the Contract owner elects to receive the death benefit distributed in a single payment within 180 days of the date of death, and

2) if the death benefit is paid as of the day the value of the death benefit is determined.

Otherwise, the Settlement Value will be paid. We are currently waiving the 180 day limit, but we reserve the right to enforce the limitation in the future. The Settlement Value paid will be the Settlement Value next computed on or after the requested distribution date for payment, or on the mandatory distribution date of 5 years after the date of death. The Contract owner may make a single withdrawal of any amount within one year of the date of death without incurring a withdrawal charge. However, any applicable Market Value Adjustment, determined as of the date of the withdrawal, will apply.

In any event, the entire value of the Contract must be distributed within 5 years after the date of death unless an Income Plan is elected or a surviving spouse continues the Contract in accordance with the provisions described below.

If the Contract owner eligible to receive the death benefit is not a natural person, the Contract owner may elect to receive the distribution upon death in one or more distributions.

If the Contract owner is a natural person, the Contract owner may elect to receive the distribution upon death either in one or more distributions, or by periodic payments through an Income Plan. Payments from the Income Plan must begin within one year of the date of death and must be payable throughout:

o   the life of the Contract owner; or

o    a period not to exceed the life expectancy of the Contract owner; or

o the life of the Contract owner with payments guaranteed to a period not to exceed the life expectancy of the Contract owner.

If the surviving spouse of the deceased Contract owner is the new Contract owner, then the spouse may elect one of the options listed above or may continue the Contract in the Accumulation Phase as if the death had not occurred. The Contract may only be continued once. If the Contract is continued in the Accumulation Phase, the surviving spouse may make a single withdrawal of any amount within one year of the date of death without incurring a withdrawal charge. However, any applicable Market Value Adjustment, determined as of the date of the withdrawal, will apply.

MORE INFORMATION

ALLSTATE NEW YORK

Allstate New York is the issuer of the Contract. Allstate New York is a stock life insurance company organized under the laws of the State of New York. Allstate New York was incorporated in 1967 and was known as "Financial Life Insurance Company" from 1967 to 1978. From 1978 to 1984, Allstate New York was known as "PM Life Insurance Company." Since 1984 the company has been known as "Allstate Life Insurance Company of New York."

Allstate New York is currently licensed to operate in New York. Our home office is One Allstate Drive, Farmingville, New York 11738. Our service center is located in Palatine, Illinois.

Allstate New York is a wholly owned subsidiary of Allstate Life Insurance Company ("Allstate Life"), a stock life insurance company incorporated under the laws of the State of Illinois. Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company incorporated under the laws of Illinois. With the exception of the directors qualifying shares, all of the outstanding capital stock of Allstate Insurance Company is owned by The Allstate Corporation.

Several independent rating agencies regularly evaluate life insurers' claims-paying ability, quality of investments, and overall stability. A.M. Best Company assigns Allstate New York the financial performance rating of A+(g). Standard & Poor's Insurance Rating Services assigns an AA+ (Very Strong) financial strength rating and Moody's assigns an Aa2 (Excellent) financial strength rating to Allstate New York. These ratings do not reflect the investment performance of the Variable Account. We may from time to time advertise these ratings in our sales literature.

THE VARIABLE ACCOUNT

Allstate New York established the Allstate Life of New York Separate Account A on December 15, 1995. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Allstate New York.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under New York law. That means we account for the Variable Account's income, gains and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Allstate New York.

The Variable Account consists of multiple Variable Sub-Accounts, 17 of which are available through the Contracts. Each Variable Sub-Account invests in a corresponding Fund. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Funds. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.

THE FUNDS

Dividends  and  Capital  Gain  Distributions.   We  automatically  reinvest  all
dividends and capital gains distributions from the Funds in shares of the distributing Fund at their net asset value.

Voting Privileges. As a general matter, you do not have a direct right to vote the shares of the Funds held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Funds that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Fund as of the record date of the meeting. After the Payout Start Date, the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Fund. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Fund shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

Changes in Funds. If the shares of any of the Funds are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Fund and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the 1940 Act. We also may add new Variable Sub-Accounts that invest in additional mutual funds. We will notify you in advance of any changes.

Conflicts of Interest. Certain of the Funds sell their shares to Variable Accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance Variable Accounts and variable annuity Variable Accounts to invest in the same Fund. The boards of directors of these Funds monitor for possible conflicts among Variable Accounts buying shares of the Funds. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a Variable Account to comply with such laws could cause a conflict. To eliminate a conflict, a Fund's board of directors may require a Variable Account to withdraw its participation in a Fund. A Fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a Variable Account withdrawing because of a conflict.

THE CONTRACT

Distribution. ALFS, Inc.* ("ALFS"), located at 3100 Sanders Road, Northbrook, Illinois 60062, serves as principal underwriter of the Contracts. ALFS is a wholly owned subsidiary of Allstate Life Insurance Company. ALFS is a registered broker dealer under the Securities and Exchange Act of 1934, as amended ("Exchange Act"), and is a member of the National Association of Securities Dealers, Inc.

We will pay commissions to broker-dealers who sell the Contracts. Commissions paid may vary, but we estimate that the total commissions paid on all Contract sales will not exceed 8% of any purchase payments. Sometimes, we also pay the broker-dealer a persistency bonus in addition to the standard commissions. A persistency bonus is not expected to exceed .56%, on an annual basis, of the purchase payments considered in connection with the bonus. These commissions are intended to cover distribution expenses.

Allstate New York does not pay ALFS a commission for distribution of the Contracts. The underwriting agreement with ALFS provides that we will reimburse ALFS for any liability to Contract owners arising out of services rendered or Contracts issued.

Administration. We have primary responsibility for all administration of the Contracts and the Variable Account. We provide the following administrative services, among others:

o             issuance of the Contracts;
o             maintenance of Contract owner records;
o             Contract owner services;
o             calculation of unit values;
o             maintenance of the Variable Account; and
o             preparation of Contract owner reports.


We will send you Contract statements and transaction confirmations at least annually. The annual statement details values and specific Contract data for each particular Contract. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

We also will provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.

------------
*Effective May 1, 2000, Allstate Life Financial Services, Inc. was renamed ALFS, Inc.

QUALIFIED PLANS

If you use the Contract with a qualified plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information.

LEGAL MATTERS

Freedman, Levy, Kroll & Simonds, Washington, D.C., has advised Allstate New York on certain federal securities law matters. All matters of New York law pertaining to the Contracts, including the validity of the Contracts and Allstate New York's right to issue such Contracts under New York insurance law, have been passed upon by Michael J. Velotta, General Counsel of Allstate New York.

YEAR 2000

Allstate New York is heavily dependent upon complex computer systems for all phases of its operations, including customer service and policy and contract administration. Since many of Allstate New York's older computer software programs recognize only the last two digits of the year in any date, some software may have failed to operate properly in or after the year 1999, if the software was not reprogrammed or replaced ("Year 2000 Issue"). Allstate New York believes that many of its counterparties and suppliers also had potential Year 2000 Issues that could affect Allstate New York. In 1995, Allstate Insurance Company commenced a four-phase plan intended to mitigate and/or prevent the adverse effects of Year 2000 Issues. These strategies included normal development and enhancement of new and existing systems, upgrades to operating systems already covered by maintenance agreements, and modifications to existing systems to make them Year 2000 compliant. The plan also included Allstate New York actively working with its major external counterparties and suppliers to assess their compliance efforts and Allstate New York's exposure to them. Because of the accuracy of this plan, and its timely completion, Allstate New York has experienced no material impacts on its results of operations, liquidity or financial position due to the Year 2000 issue. Year 2000 costs are expensed as incurred.

TAXES

The following discussion is general and is not intended as tax advice. Allstate New York makes no guarantee regarding the tax treatment of any Contract or transaction involving a Contract.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

Taxation of Annuities in General

Tax Deferral. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

1)   the Contract owner is a natural person,

2) the investments of the Variable Account are "adequately diversified" according to Treasury Department regulations, and

3) Allstate New York is considered the owner of the Variable Account assets for federal income tax purposes.

Non-natural Owners. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts is taxed as ordinary income received or accrued by the owner during the taxable year. Please see the Statement of Additional Information for a discussion of several exceptions to the general rule for Contracts owned by non-natural persons.

Diversification Requirements. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the owner during the taxable year.
Although Allstate New York does not have control over the Funds or their investments, we expect the Funds to meet the diversification requirements.

Ownership Treatment. The IRS has stated that you will be considered the owner of Variable Account assets if you possess incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the Variable Account investments may cause an investor to be treated as the owner of the Variable Account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the Variable Account.

Your rights under the Contract are different than those described by the IRS in rulings in which it found that contract owners were not owners of Variable
Account assets. For example, you have the choice to allocate premiums and Contract Values among more investment alternatives. Also, you may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Allstate New York does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.

Taxation of Partial and Full Withdrawals. If you make a partial withdrawal under a non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the Contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a partial withdrawal under a Qualified Contract, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions, after tax contributions to qualified plans) bears to the contract value, is excluded from your income. If you make a full withdrawal under a non-Qualified Contract or a Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the contract.

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions. "Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than 5 taxable years after the taxable year of the first contribution to any Roth IRA and which are:

o made on or after  the  date the  individual  attains  age 59 1/2,
o made to a beneficiary  after the Contract  owner's death,
o attributable  to the Contract owner  being  disabled,  or
o for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Except for certain Qualified Contracts, any amount you receive as a loan under a Contract, and any assignment or pledge (or agreement to assign or pledge) of the Contract Value is treated as a withdrawal of such amount or portion.

Taxation of Annuity Payments. Generally, the rule for income taxation of annuity payments received from a non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.

Taxation of Annuity Death Benefits. Death of a Contract owner, or death of the Annuitant if the Contract is owned by a non-natural person, will cause a distribution of death benefits from a Contract. Generally, such amounts are included in income as follows:

1) if distributed in a lump sum, the amounts are taxed in the same manner as a full withdrawal; or

2) if distributed under an annuity option, the amounts are taxed in the same manner as an annuity payment. Please see the Statement of Additional Information for more detail on distribution at death requirements.

Penalty Tax on Premature Distributions. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

       1)   made on or after the date the Contract owner attains age 59 1/2;

       2)   made as a result of the Contract owner's death or disability;

       3) made in substantially equal periodic payments over the owner's life or life expectancy;

       4)   made under an immediate annuity; or

       5)   attributable to investment in the contract before August 14, 1982.

You should consult a competent tax advisor to determine if any other exceptions to the penalty apply to your situation. Similar exceptions may apply to distributions from Qualified Contracts.

Aggregation of Annuity Contracts. All non-qualified deferred annuity contracts issued by Allstate New York (or its affiliates) to the same Contract owner during any calendar year will be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.

TAX QUALIFIED CONTRACTS

Contracts may be used as investments with certain qualified plans such as:

o Individual Retirement Annuities or Accounts (IRAs) under Section 408 of the Code;
o         Roth IRAs under Section 408A of the Code;
o         Simplified Employee Pension Plans under Section 408(k) of the Code;
o         Savings Incentive Match  Plans for Employees (SIMPLE) Plans under
          Section 408(p) of the Code;
o         Tax Sheltered Annuities under Section 403(b) of the Code;
o         Corporate and Self Employed Pension and Profit Sharing Plans; and
o State and Local Government and Tax-Exempt Organization Deferred Compensation Plans.


The income on qualified plans and IRA investments is tax deferred and variable annuities held by such plans do not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity in a qualified plan or IRA. Allstate New York reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above. In the case of certain qualified plans, the terms of the plans may govern the right to benefits, regardless of the terms of the Contract.

Restrictions Under Section 403(b) Plans. Section 403(b) of the Tax Code provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any Contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after December 31, 1998, and all earnings on salary reduction contributions, may be made only:

1) on or after the date the employee:
           o               attains age 59 1/2,
           o               separates from service,
           o               dies,
           o               becomes disabled, or

2) on account of hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Allstate New York is directed to transfer some or all of the Contract Value to another 403(b) plan.

INCOME TAX WITHHOLDING

Allstate New York is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Qualified Contracts, excluding IRAs, with the exception of:

1)       required minimum distributions, or
2) a series of substantially equal periodic payments made over a period of at least 10 years, or
3)       over the life (joint lives) of the participant (and beneficiary).

Allstate New York may be required to withhold federal and state income taxes on any distributions from non-Qualified Contracts or Qualified Contracts that are not eligible rollover distributions, unless you notify us of your election to not have taxes withheld.

ANNUAL REPORTS AND OTHER DOCUMENTS

Allstate New York's annual report on Form 10-K for the year ended December 31, 1999 is incorporated herein by reference, which means that it is legally a part of this prospectus.

After the date of this prospectus and before we terminate the offering of the securities under this prospectus, all documents or reports we file with the SEC under the Exchange Act are also incorporated herein by reference, which means that they also legally become a part of this prospectus.

Statements in this prospectus, or in documents that we file later with the SEC and that legally become a part of this prospectus, may change or supersede statements in other documents that are legally part of this prospectus. Accordingly, only the statement that is changed or replaced will legally be a part of this prospectus.

We file our Exchange Act documents and reports, including our annual and quarterly reports on Form 10-K and Form 10-Q electronically on the SEC's "EDGAR" system using the identifying number CIK No. 0000948255. The SEC maintains a Web site that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov. You also can view these materials at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549. For more information on the operations of SEC's Public Reference Room, call 1-800-SEC-0330.

If you have received a copy of this prospectus, and would like a free copy of any document incorporated herein by reference (other than exhibits not specifically incorporated by reference into the text of such documents), please write or call us at Customer Service, P.O. Box 94038, Palatine, Illinois 60094-4038 (telephone: 1-800-692-4682).

PERFORMANCE INFORMATION

We may advertise the performance of the Variable Sub-Accounts, including yield and total return information. Yield refers to the income generated by an investment in a Variable Sub-Account over a specified period. Total return represents the change, over a specified period of time, in the value of an investment in a Variable Sub-Account after reinvesting all income distributions.

All performance advertisements will include, as applicable, standardized yield and total return figures that reflect the deduction of insurance charges, the contract maintenance charge, and withdrawal charge. Performance advertisements also may include total return figures that reflect the deduction of insurance charges, but not the contract maintenance or withdrawal charges. The deduction of such charges would reduce the performance shown. In addition, performance advertisements may include aggregate, average, year-by-year, or other types of total return figures.

Performance information for periods prior to the inception date of the Variable Sub-Accounts will be based on the historical performance of the corresponding Funds for the periods beginning with the inception dates of the Funds and adjusted to reflect current Contract expenses. You should not interpret these figures to reflect actual historical performance of the Variable Account.

We may include in advertising and sales materials tax deferred compounding charts and other hypothetical illustrations that compare currently taxable and tax deferred investment programs based on selected tax brackets. Our advertisements also may compare the performance of our Variable Sub-Accounts with: (a) certain unmanaged market indices, including but not limited to the Dow Jones Industrial Average, the Standard & Poor's 500, and the Shearson Lehman Bond Index; and/or (b) other management investment companies with investment objectives similar to the underlying funds being compared. In addition, our advertisements may include the performance ranking assigned by various publications, including the Wall Street Journal, Forbes, Fortune, Money, Barron's, Business Week, USA Today, and statistical services, including Lipper Analytical Services Mutual Fund Survey, Lipper Annuity and Closed End Survey, the Variable Annuity Research Data Survey, and SEI.

EXPERTS

The financial statements and related financial statement schedules of Allstate Life Insurance Company of New York as of December 31, 1999 and 1998 and for each of the three years in the period ended December 31, 1999, which are incorporated herein by reference, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report, which is incorporated herein by reference, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the Variable Account as of December 31, 1999 and for each of the periods in the two years then ended, which are incorporated herein by reference, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report, which is incorporated herein by reference, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


                                                             APPENDIX A
                                      Accumulation Unit Value and Number of Accumulation Units
                                     Outstanding for Each Variable Sub-Account Since Inception*

For the Period January 1* through December 31                               1996         1997         1998         1999



AIM V.I. AGGRESSIVE GROWTH SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 N/A          N/A          N/A       $10.00
Accumulation Unit Value, End of Period                                       N/A          N/A          N/A      $13.988
Number of Units Outstanding, End of Period                                   N/A          N/A          N/A       12,661

AIM V.I. BALANCED SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 N/A          N/A          N/A       $10.00
Accumulation Unit Value, End of Period                                       N/A          N/A          N/A      $13.162
Number of Units Outstanding, End of Period                                   N/A          N/A          N/A        6,382

AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                              $9.855      $11.387      $12.739      $14.979
Accumulation Unit Value, End of Period                                   $11.387      $12.739      $14.979      $21.350
Number of Units Outstanding, End of Period                                 7,681      161,013      287,336      425,748

AIM V.I. CAPITAL DEVELOPMENT SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 N/A          N/A          N/A       $10.00
Accumulation Unit Value, End of Period                                       N/A          N/A          N/A      $11.655
Number of Units Outstanding, End of Period                                   N/A          N/A          N/A        3,948

AIM V.I. DIVERSIFIED INCOME SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                             $10.086      $10.934      $11.789      $12.035
Accumulation Unit Value, End of Period                                   $10.934      $11.789      $12.035      $11.630
Number of Units Outstanding, End of Period                                 4,618       58,958      146,644      227,201

AIM V.I. GLOBAL UTILITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                             $10.252      $11.276      $13.518      $15.521
Accumulation Unit Value, End of Period                                   $11.276      $13.518      $15.521      $20.432
Number of Units Outstanding, End of Period                                     0        8,276       25,418       61,408

AIM V.I. GOVERNMENT SECURITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                             $10.080      $10.164      $10.834      $11.829
Accumulation Unit Value, End of Period                                   $10.164      $10.834      $11.829      $11.189
Number of Units Outstanding, End of Period                                     0       39,009      301,983      108,494

AIM V.I. GROWTH SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                              $9.892      $11.466      $14.338      $18.954
Accumulation Unit Value, End of Period                                   $11.466      $14.338      $18.954      $25.263
Number of Units Outstanding, End of Period                                 2,384       97,039      220,831      383,214

AIM V.I. GROWTH AND INCOME SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                              $9.926      $11.699      $14.496      $18.243
Accumulation Unit Value, End of Period                                   $11.699      $14.496      $18.243      $24.138
Number of Units Outstanding, End of Period                                 5,371      167,625      361,890      645,133

AIM V.I. HIGH YIELD SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 N/A          N/A          N/A       $10.00
Accumulation Unit Value, End of Period                                       N/A          N/A          N/A       $9.957
Number of Units Outstanding, End of Period                                   N/A          N/A          N/A        1,751

AIM V.I. INTERNATIONAL EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                             $10.168      $11.953      $12.598      $14.340
Accumulation Unit Value, End of Period                                   $11.953      $12.598      $14.340      $21.914
Number of Units Outstanding, End of Period                                 5,404       85,934      136,898      220,690

AIM V.I. MONEY MARKET SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                             $10.023      $10.369      $10.745      $11.126
Accumulation Unit Value, End of Period                                   $10.369      $10.745      $11.126      $11.479
Number of Units Outstanding, End of Period                                 4,373       42,128       87,010      137,432

AIM V.I. VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                              $9.800      $11.090      $13.520      $17.644
Accumulation Unit Value, End of Period                                   $11.090      $13.520      $17.644      $22.589
Number of Units Outstanding, End of Period                                 5,921      180,440      405,246      987,077




*The inception date of the following Variable  Sub-Accounts is October 14, 1996:
AIM V.I. Capital Appreciation, AIM V.I. Diversified Income, AIM V.I. Global Utilities, AIM V.I. Government Securities, AIM V.I. Growth, AIM V.I. Growth and Income, AIM V.I. International Equity, AIM V.I. Money Market, AIM V.I. Value. The inception date of the AIM V.I. Aggressive Growth, AIM V.I. Balanced, AIM V.I. Capital Development and AIM V.I. High Yield Variable Sub-Accounts is October 25, 1999. No Accumulation Unit data is shown for the AIM V.I. Blue Chip, AIM V.I. Dent Demographics Trends, AIM V.I. Global Growth and Income and AIM V.I. Telecommunications and Technology Variable Sub-Accounts which commenced operations on January 3, 2000. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.35% and an administrative expense charge of 0.10%.

                                   APPENDIX B

                             MARKET VALUE ADJUSTMENT

The Market Value Adjustment is based on the following:

     I = the Treasury Rate for a maturity equal to the applicable Guarantee Period for the week preceding the establishment of the Guarantee Period.

     N = the number of whole and partial years from the date we receive the withdrawal, transfer or death benefit request, or from the Payout Start Date to the end of the Guarantee Period.

     J = the Treasury Rate for a maturity of length N for the week preceding the receipt of the withdrawal, transfer, death benefit, or income payment request. If a note with a maturity of length N is not available, a weighted average will be used. If N is one year or less, J will be the 1-year Treasury Rate.

     Treasury Rate means the U.S. Treasury Note Constant Maturity yield as reported in Federal Reserve Bulletin Release
             H.15.

The Market Value Adjustment factor is determined from the following formula:

                                                          .9 X (I - J) X N

To determine the Market Value Adjustment, we will multiply the Market Value Adjustment factor by the amount transferred, withdrawn (in excess of the Preferred Withdrawal Amount), paid as a death benefit, or applied to an Income Plan, from a Guarantee Period at any time other than during the 30 day period after such Guarantee Period expires.

                            EXAMPLES OF MARKET VALUE ADJUSTMENT

Purchase Payment:                       $10,000 allocated to a Guarantee Period
Guarantee Period:                       5 years
Guaranteed Interest Rate:               4.50%
5 Year Treasury Rate at the time the
Guarantee Period is established:        4.50%
Full Surrender:                         End of Contract Year 3

NOTE: These examples assume that premium taxes are not applicable.

                                           EXAMPLE 1: (Assumes declining interest rates)

Step 1. Calculate Contract Value at End of Contract Year 3:                   $10,000.00 X (1.045)3 = $11,411.66

Step 2. Calculate the Preferred Withdrawal Amount:                            .10 X $10,000.00 = $1,000.00

Step 3. Calculate the Market Value Adjustment:                                I      =              4.5%
                                                                              J      =              4.2%

                                                                                                     730 days

                                                                              N      =               365 days         = 2

                                                                              Market Value Adjustment Factor: .9 X (I-J) X N

                                                                              = .9 X (.045 - .042) X (730/365) = .0054


                                                                              Market Value Adjustment
                                                                              =  Market  Value Adjustment
                                                                              Factor  X Amount Subject
                                                                              to  Market  Value Adjustment:

                                                                              = .0054 X ($11,411.66-$1,000.00) = $56.22

Step 4. Calculate the Withdrawal Charge:                                      .05 X ($10,000.00 - $1,000.00 + $56.22) =452.81

Step 5. Calculate the amount received by Customers as a
result of full withdrawal at the end of Contract Year 3:                     $11,411.66 - $452.81 + $56.22 = $11,015.07


                                             EXAMPLE 2: (Assumes rising interest rates)

Step 1. Calculate Contract Value at End of Contract Year 3:                     $10,000.00 X (1.045)3 = $11,411.66

Step 2. Calculate the Preferred Withdrawal Amount:                              .10 X ($10,000.00) = $1,000.00

Step 3. Calculate the Market Value Adjustment:                                  I    =              4.5%
                                                                                J    =              4.8%

                                                                                                     730 days

                                                                                N    =               365 days         = 2

                                                                                Market Value Adjustment Factor: .9 X (I-J) X N

                                                                                = .9 X (.045 - .048) X (730/365) = -.0054

                                                                                Market Value Adjustment = Market Value Adjustment
                                                                                Factor X Amount Subject to Market Value Adjustment

                                                                                -.0054 X ($11,411.66 - $1,000) = - $56.22

Step 4. Calculate the Withdrawal Charge:
                                                                                .05 x ($10,000 - $1,000 - $56.22) = $447.19
Step 5. Calculate the amount received by customers as a
result of full withdrawal at the end of Contract Year 3:                        $11,411.66 - $447.19 - $56.22 = $10,908.25





                                                STATEMENT OF ADDITIONAL INFORMATION
                                                         TABLE OF CONTENTS

               Description                                                                           Page

               Additions, Deletions or Substitutions of Investments
               The Contract
                         Purchase of Contracts
                         Tax-free Exchanges (1035 Exchanges, Rollovers
                                   and Transfers)
               Performance Information
               Calculation of Accumulation Unit Values
               Calculation of Variable Income Payments
               General Matters
                         Incontestability
                         Settlements
                         Safekeeping of the Variable Account's Assets
                         Premium Taxes
                         Tax Reserves
               Federal Tax Matters
               Qualified Plans
               Experts
               Financial Statements


This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made. We do not authorize anyone to provide any information or representations regarding the offering described in this prospectus other than as contained in this prospectus.

                                  [back cover]

                THE AIM LIFETIME PLUS(SM) II VARIABLE ANNUITY


Allstate Life Insurance Company of New York        Prospectus dated May 1, 2000
P.O. Box 94038, Palatine, IL 60094-4038
Telephone Number:  1 (800) 692-4682


Allstate Life Insurance Company of New York ("Allstate New York") is offering the AIM Lifetime Plus(SM) II Variable Annuity, a group flexible premium deferred variable annuity contract ("Contract"). This prospectus contains information about the Contract that you should know before investing. Please keep it for future reference.

The Contract currently offers 19 investment alternatives ("investment alternatives"). The investment alternatives include 2 fixed account options ("Fixed Account Options") and 17 variable sub-accounts ("Variable Sub-Accounts") of the Allstate Life of New York Separate Account A ("Variable Account"). Each Variable Sub-Account invests exclusively in shares of one of the following funds ("Funds") of AIM Variable Insurance Funds:



AIM V.I. Aggressive Growth Fund                      AIM V.I. Global Utilities Fund
AIM V.I. Balanced Fund                               AIM V.I. Government Securities Fund
AIM V.I. Blue Chip Fund                              AIM V.I. Growth Fund
AIM V.I. Capital Appreciation Fund                   AIM V.I. Growth and Income Fund
AIM V.I. Capital Development Fund                    AIM V.I. High Yield Fund
AIM V.I. Dent Demographics Trends Fund               AIM V.I. International Equity Fund
AIM V.I. Diversified Income Fund                     AIM V.I. Money Market Fund
AIM V.I. Global Growth and Income Fund               AIM V.I. Telecommunications and Technology Fund*
                                    AIM V.I. Value Fund

*   Effective   May  1,  2000,   the  Fund   changed  its  name  from  AIM  V.I.
Telecommunications  Fund to AIM V.I.  Telecommunications  and Technology Fund to
reflect changes in its investment policies.  We have made a corresponding change in the name of the Variable Sub-account that invests in that Fund.

We (Allstate New York) have filed a Statement of Additional  Information,  dated
May 1, 2000, with the Securities and Exchange Commission ("SEC"). It contains more information about the Contract and is incorporated herein by reference, which means it is legally a part of this prospectus. Its table of contents appears on page __ of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site
(http:\\www.sec.gov). You can find other information and documents about us, including documents that are legally part of this prospectus, at the SEC's Web site (http:\\www.sec.gov).


                               The Securities and Exchange Commission has not approved or disapproved the securities described in this prospectus, nor has it passed on the accuracy or the adequacy of this prospectus.
                               Anyone who tells you otherwise is committing a federal crime.

                               The Contracts may be distributed through broker-dealers
IMPORTANT                      that have relationships with banks or other financial
NOTICES                        institutions or by employees of such banks. However,
                               the Contracts are not  deposits,  or  obligations
                               of, or  guaranteed  by such  institutions  or any
                               federal  regulatory  agency.  Investment  in  the
                               Contracts  involves  investment risks,  including
                               possible loss of principal.

                               The Contracts are not FDIC insured.

                               The Contracts are only available in New York.


TABLE OF CONTENTS

                                                                                  Page


                             Important Terms
Overview                     The Contract at a Glance
                             How the Contract Works
                             Expense Table
                             Financial Information
                             The Contract
                             Purchases.
Contract Features            Contract Value
                             Investment Alternatives
                                       The Variable Sub-Accounts
                                       The Fixed Account Options
                                       Transfers
                             Expenses
                              Access To Your Money
                              Income Payments
                              Death Benefits
                                More Information:
                                       Allstate New York
                                       The Variable Account
                                       The Funds
Other Information                      The Contract
                                       Qualified Plans
                                       Legal Matters
                                       Year 2000
                             Taxes
                             Annual Reports and Other Documents
                             Performance Information
                             Experts
                             Appendix A -- Market Value Adjustment Examples
                             Appendix B - Withdrawal Adjustment Example
                             Statement of Additional Information Table of Contents




IMPORTANT TERMS

This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlights.

                                                                        Page


              Accumulation Phase
              Accumulation Unit
              Accumulation Unit Value
              Allstate New York ("We")
              Anniversary Values
              Annuitant
              Automatic Additions Program
              Automatic Fund Rebalancing Program
              Beneficiary
              Cancellation Period
             *Contract
              Contract Anniversary
              Contract Owner ("You")
              Contract Value
              Contract Year
              Death Benefit Anniversary
              Dollar Cost Averaging Option
              Dollar Cost Averaging Program
              Due Proof of Death
              Enhanced Death Benefit Option
              Fixed Account Options
              Funds
              Guarantee Periods
              Income Plan
              Investment Alternatives
              Issue Date
              Market Value Adjustment
              Payout Phase
              Payout Start Date
              Preferred Withdrawal Amount
              Qualified Contracts
              Right to Cancel
              SEC
              Settlement Value
              Systematic Withdrawal Program
              Treasury Rate
              Valuation Date
              Variable Account
              Variable Sub-Account


* The AIM Lifetime Plus(SM) II Variable Annuity is a group contract and your ownership is represented by certificates. References to "Contract" in this prospectus include certificates, unless the context requires otherwise.

THE CONTRACT AT A GLANCE

The following is a snapshot of the Contract. Please read the remainder of this prospectus for more information.


Flexible Payments                            You can purchase a Contract  with an initial  purchase  payment of
                                             $5,000  ($2,000 for  "Qualified  Contracts,"  which are  Contracts issued  with  qualified  plans).  You can add to your  Contract as often  and as  much  as you  like,  but  each  payment  must be at least $500 ($100 for automatic  purchase  payments to the variable
                                             investment   options).   You  must  maintain  a  minimum   account
                                             size of $1,000.


Right to  Cancel                             You may cancel your Contract within 10 days
                                             after receipt ("Cancellation  Period").
                                             Upon cancellation,  as permitted by
                                             federal  or  state  law,   we  will
                                             return   your   purchase   payments
                                             adjusted to reflect the  investment
                                             experience of any amounts allocated
                                             to the Variable Account.


Expenses                                      You will bear the following expenses:

                                              o Total  Variable  Account  annual
                                                fees  equal to 1.10% of  average
                                                daily net  Assets  (1.30% if you
                                                select   the   Enhanced    Death
                                                Benefit Option)
                                              o Annual contract maintenance charge of $35
                                                (with certain exceptions)
                                              o Withdrawal  charges ranging from
                                                0% to 7%  of  payment  withdrawn
                                                (with certain exceptions)
                                              o Transfer fee of $10 after 12th transfer
                                                in any Contract Year (fee currently
                                                waived)
                                              o State   premium  tax  (New  York
                                                currently does not impose one).

                                              In   addition,   each   Fund  pays
                                              expenses   that  you   will   bear
                                              indirectly  if  you  invest  in  a
                                              Variable Sub-Account.


Investment
Alternatives                                  The Contract  offers 19 investment
                                              alternatives including:

                                              o 2 Fixed Account Options (which credit
                                                interest at rates we guarantee), and
                                              o 17     Variable     Sub-Accounts
                                                investing   in  Funds   offering
                                                professional money management by
                                                A I M Advisors, Inc.


                                             To find  out  current  rates  being
                                             paid on the Fixed Account  Options,
                                             or to find  out  how  the  Variable
                                             Sub-Accounts have performed, please
                                             call us at 1-800-692-4682.


Special Services                               For your convenience, we
                                               offer these special services:

                                               o  Automatic Fund Rebalancing Program
                                               o  Automatic Additions Program
                                               o  Dollar Cost Averaging Program
                                               o  Systematic Withdrawal Program

Income Payments                                You  can  choose  fixed
                                               income payments,  variable income
                                               payments, or a combination of the
                                               two.  You can receive your income
                                               payments in one of the  following
                                               ways:

                                               o  life income with guaranteed payments
                                               o  a joint and survivor life income with
                                                  guaranteed payments
                                               o  guaranteed payments for a specified
                                                  period (5 to 30 years)

Death Benefits                                 If you die  before  the
                                               Payout  Start  Date,  we will pay
                                               the death  benefit  described  in
                                               the  Contract.  We also  offer an
                                               Enhanced Death Benefit Option.

Transfers                                      Before the Payout Start Date, you
                                               may transfer your Contract  value
                                               ("Contract   Value")   among  the
                                               investment   alternatives,   with
                                               certain restrictions.

                                               We do not currently  impose a fee
                                               upon   transfers.   However,   we
                                               reserve  the right to charge  $10
                                               per   transfer   after  the  12th
                                               transfer in each "Contract year,"
                                               which we measure from the date we
                                               issue your contract or a Contract
                                               anniversary ("Contract Anniversary").


Withdrawals                                    You may  withdraw  some or all of
                                               your  Contract  Value at  anytime
                                               during the Accumulation Phase. Full
                                               or partial withdrawals are available
                                               under limited circmatances on or after
                                               the Payout Start Date.

                                               In general,  you must withdraw at
                                               least  $50  at  a  time. ($1,000
                                               for withdrawals made during the
                                               Payout Phase).  A 10% federal tax
                                               penalty may apply if you withdraw
                                               before you are 591/2  years  old.
                                               A withdrawal charge and Market Value
                                               Adjustment also may apply.



HOW THE CONTRACT WORKS

The Contract basically works in two ways.


First, the Contract can help you (we assume you are the Contract owner) save for retirement because you can invest in up to 19 investment alternatives and pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "Accumulation Phase" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "Issue Date") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or Fixed Account Options. If you invest in the Fixed Account Options, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Funds.


Second, the Contract can help you plan for retirement because you can use it to receive retirement income for life and/or for a pre-set number of years, by selecting one of the income payment options (we call these "Income Plans")
described on page __. You receive income payments during what we call the "Payout Phase" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Funds. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

         The timeline below illustrates how you might use your Contract.




Issue                                                 Payout Start
Date               Accumulation Phase                        Date                       Payout Phase
----------------------------------------------------------------------------------------------------------------------------->
                   You save for retirement
|                                                           |                            |                      |


You buy                                           You elect to receive income         You can receive       Or you can
a Contract                                        payments or receive a lump          income payments       receive income
                                                  sum payment                         for a set period      payments for life

As the Contract owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract owner, or if there is none, the Beneficiary will exercise the rights and privileges provided by the Contract. See "The Contract." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract owner or, if none, to your Beneficiary. See "Death Benefits."

Please call us at 1-800-692-4682 if you have any question about how the Contract works.

EXPENSE TABLE

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes because New York currently does not impose premium taxes on annuities. For more information about Variable Account expenses, see "Expenses," below. For more information about Fund expenses, please refer to the accompanying prospectuses for the Funds.

CONTRACT OWNER TRANSACTION EXPENSES

Withdrawal Charge (as a percentage of purchase payments)*

Number of Complete Years Since We Received the Purchase

Payment Being Withdrawn:      0     1      2       3      4     5     6     7+

Applicable Charge:            7%    6%     5%      4%     3%    2%    1%    0%

Annual Contract Maintenance Charge...................................$35.00**
Transfer Fee........................................................ $10.00***

     * Each Contract Year, you may withdraw up to 15% of the Contract Value as of the beginning of the Contract Year without incurring a withdrawal charge or Market Value Adjustment.

     ** We will waive this charge in certain cases. See "Expenses."

     ***Applies solely to the thirteenth and subsequent transfers within a Contract Year excluding transfers due to dollar cost averaging or automatic fund rebalancing. We are currently waiving the transfer fee.

VARIABLE ACCOUNT ANNUAL EXPENSES
(as a percentage of average daily net assets deducted from each
Variable Sub-Account)
Mortality and Expense Risk Charge........................................1.00%*
Administrative Expense Charge.............................................0.10%
Total Variable Account Annual Expenses....................................1.10%

* If you select the Enhanced Death Benefit Option, the mortality and expense risk charge is 1.20%.

FUND ANNUAL EXPENSES (after Voluntary Reductions and Reimbursements) (as a percentage of Portfolio average daily net assets)(1)


                                                            Management                               Total Annual
Fund                                                           Fees             Other Expenses       Fund Expenses

AIM V.I. Aggressive Growth Fund (2)                              0.00%              1.19%                1.19%
AIM V.I. Balanced Fund (2)                                       0.65%              0.56%                1.21%
AIM V.I. Blue Chip Fund                                          0.75%              0.55%                1.30%
AIM V.I. Capital Appreciation Fund                               0.62%              0.11%                0.73%
AIM V.I. Capital Development Fund (2)                            0.00%              1.23%                1.23%
AIM V.I. Dent Demographics Trends Fund                           0.85%              0.55%                1.40%
AIM V.I. Diversified Income Fund                                 0.60%              0.23%                0.83%
AIM V.I. Global Growth and Income Fund(2)                        0.97%              0.37%                1.34%
AIM V.I. Global Utilities Fund                                   0.65%              0.49%                1.14%
AIM V.I. Government Securities Fund                              0.50%              0.40%                0.90%
AIM V.I. Growth Fund                                             0.63%              0.10%                0.73%
AIM V.I. Growth and Income Fund                                  0.61%              0.16%                0.77%
AIM V.I. High Yield Fund(2)                                      0.35%              0.79%                1.14%
AIM V.I. International Equity Fund                               0.75%              0.22%                0.97%
AIM V.I. Money Market Fund                                       0.40%              0.20%                0.60%
AIM V.I. Telecommunications and Technology Fund                  1.00%              0.27%                1.27%
AIM V.I. Value Fund                                              0.61%              0.15%                0.76%





(1)  Figures shown in the table are for the year ended December 31, 1999, except for the AIM V.I.  Blue Chip,  Dent  Demographics Trends,  Global Growth and
     Income,  and   Telecommunications  and  Technology  Funds  which  commenced operations  on December 29, 1999,  December 29, 1999,  October 15, 1999 and
     October 15, 1999  respectively.  For these funds, the management fee, other expenses  and total annual fund  operating  expenses are based on estimates for the Funds' first full fiscal year.


(2)  Absent  voluntary   reductions  and   reimbursements   for  certain  Funds,
     management fees, other expenses,  and total annual fund expenses  expressed as a  percentage  of  average  net  assets of the Funds  would have been as follows:

                                                 Management                       Total Annual
Fund                                                 Fees        Other Expenses   Fund Expenses


AIM V.I. Aggressive Growth Fund                      0.80%            1.62%          2.42%
AIM V.I. Balanced Fund                               0.75%            0.56%          1.31%
AIM V.I. Capital Development Fund                    0.75%            2.67%          3.42%
AIM V.I. Global Growth and Income Fund               1.00%            0.37%          1.37%
AIM V.I. High Yield Fund                             0.63%            0.79%          1.42%




EXAMPLE 1

The example below shows the dollar amount of expenses that you would bear directly or indirectly if you:

o    invested a $1,000 in a Variable Sub-Account,

o    earned a 5% annual return on your investment,

o surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period, and

o    elected the Enhanced Death Benefit Option.


The example does not include any tax penalties you may be required to pay if you surrender your Contract. This example does not include deductions for premium taxes because New York does not charge premium taxes on annuities.


SUB-ACCOUNT                                          1 YEAR       3 YEARS         5 YEAR       10 YEAR


AIM V.I. Aggressive Growth                           $ 98         $161            $225         $407
AIM V.I. Balanced                                    $ 87         $129            $171         $303
AIM V.I. Blue Chip                                   $ 87         $129            $171         $302
AIM V.I. Capital Appreciation                        $ 81         $112            $143         $243
AIM V.I. Capital Development                         $108         $190            $271         $492
AIM V.I. Dent Demographics Trends                    $ 88         $132            $177         $313
AIM V.I. Diversified Income                          $ 82         $115            $148         $254
AIM V.I. Global Growth and Income                    $ 87         $131            $174         $309
AIM V.I. Global Utilities                            $ 85         $124            $163         $285
AIM V.I. Government Securities                       $ 83         $117            $151         $261
AIM V.I. Growth                                      $ 81         $112            $143         $243
AIM V.I. Growth and Income                           $ 81         $113            $145         $247
AIM V.I. High Yield                                  $ 88         $133            $177         $313
AIM V.I. International Equity                        $ 83         $119            $155         $268
AIM V.I. Money Market                                $ 80         $108            $136         $229
AIM V.I. Telecommunications and Technology           $ 86         $128            $170         $299
AIM V.I. Value                                       $ 81         $113            $144         $246


EXAMPLE 2

Same assumptions as Example 1 above, except that you decided not to surrender your Contract, or you began receiving income payments (for at least 120 months if under an Income Plan for a specified period), at the end of each period.


SUB-ACCOUNT                                          1 YEAR       3 YEARS         5 YEARS      10 YEARS


AIM V.I. Aggressive Growth                           $39          $117            $198         $407
AIM V.I. Balanced                                    $27          $ 84            $143         $303
AIM V.I. Blue Chip                                   $27          $ 84            $142         $302
AIM V.I. Capital Appreciation                        $21          $ 66            $113         $243
AIM V.I. Capital Development                         $49          $147            $245         $492
AIM V.I. Dent Demographics Trends                    $28          $ 87            $148         $313
AIM V.I. Diversified Income                          $22          $ 69            $118         $254
AIM V.I. Global Growth and Income                    $28          $ 86            $146         $309
AIM V.I. Global Utilities                            $26          $ 79            $134         $285
AIM V.I. Government Securities                       $23          $ 71            $122         $261
AIM V.I. Growth                                      $21          $ 66            $113         $243
AIM V.I. Growth and Income                           $22          $ 67            $115         $247
AIM V.I. High Yield                                  $28          $ 87            $149         $313
AIM V.I. International Equity                        $24          $ 73            $126         $268
AIM V.I. Money Market                                $20          $ 62            $106         $229
AIM V.I. Telecommunications and Technology           $27          $ 83            $141         $299
AIM V.I. Value                                       $22          $ 67            $115         $246



Please remember that you are looking at examples and not a representation of past or future expenses. Your actual expenses may be lower or greater than those shown above. Similarly, your rate of return may be lower or greater than 5%, which is not guaranteed. The above examples assume the election of the Enhanced Death Benefit Option, with a mortality and expense risk charge of 1.20%. If that option was not elected, the expense figures shown above would be slightly lower. To reflect the contract maintenance charge in the examples, we estimated an equivalent percentage charge, based on an assumed average Contract size of $50,000.

FINANCIAL INFORMATION

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "Accumulation Unit." Each Variable Sub-Account has a separate value for its Accumulation Units we call "Accumulation Unit Value." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.


No Accumulation Unit Values are shown for the Contracts, which were first offered as of January 17, 2000. The financial statements of the Variable Account and Allstate New York appear in the Statement of Additional Information.

THE CONTRACT

CONTRACT OWNER


The AIM Lifetime Plus(SM) II Variable Annuity is a contract between you, the Contract owner, and Allstate New York, a life insurance company. As the Contract owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):


     o the investment alternatives during the Accumulation and Payout Phases,

     o the amount and timing of your purchase payments and withdrawals,

     o the programs you want to use to invest or withdraw money,

     o the income payment plan you want to use to receive retirement income,

     o the Annuitant (either yourself or someone else) on whose life the income payments will be based,


     o the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract owner dies, and


     o any other rights that the Contract provides.


If you die, any surviving Contract owner or, if none, the Beneficiary may exercise the rights and privileges provided to them by the Contract.


The Contract cannot be jointly owned by both a non-natural person and a natural person. The maximum issue age of any Contract owner is age 90.


You can use the Contract with or without a qualified plan. A qualified plan is a personal retirement savings plan, such as an IRA or tax-sheltered annuity, that meets the requirements of the Internal Revenue Code. Qualified plans may limit or modify your rights and privileges under the Contract. We use the term "Qualified Contract" to refer to a Contract issued with a qualified plan. See "Qualified Plans" on page __.

ANNUITANT


The Annuitant is the individual whose life determines the amount and duration of income payments (other than under Income Plans with guaranteed payments for a specified period). You initially designate an Annuitant in your application. If the Contract owner is a natural person you may change the Annuitant prior to the Payout Start Date. In our discretion , we may permit you to designate a joint Annuitant, who is a second person on whose life income payments depend, on the Payout Start Date. The maximum issue age of any Annuitant is age 80.


If the Annuitant dies prior to the Payout Start Date, the new Annuitant will be:


o          the youngest Contract owner, if living, otherwise
o          the youngest Beneficiary.


BENEFICIARY

The Beneficiary is the person who may elect to receive the death benefit or become the new Contract owner if the sole surviving Contract owner dies before the Payout Start Date. If the sole surviving Contract owner dies after the Payout Start Date, the Beneficiary will receive any guaranteed income payments scheduled to continue.

You may name one or more Beneficiaries when you apply for a Contract. You may change or add Beneficiaries at any time by writing to us, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed and filed with us. Any change will be effective at the time you sign the written notice, whether or not the Annuitant is living when we receive the notice. Until we receive your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. We will not be liable as to any payment or settlement made prior to receiving the written notice. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly.

If you do not name a Beneficiary or if the named Beneficiary is no longer living and there are no other surviving Beneficiaries, the new Beneficiary will be:

o          your spouse or, if he or she is no longer alive,
o your surviving children equally, or if you have no surviving children,
o          your estate.


If more than one Beneficiary survives you (or the Annuitant if the Contract owner is not a natural person), we will divide the death benefit among your Beneficiaries according to your most recent written instructions. If you have not given us written instructions, we will pay the death benefit in equal amounts to the surviving Beneficiaries.

MODIFICATION OF THE CONTRACT


Only an Allstate New York officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.


ASSIGNMENT


We will not honor an assignment of an interest in a Contract as collateral or security for a loan. However, you may assign periodic income payments under the Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are due. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. You should consult with an attorney before trying to assign your Contract.

PURCHASES

MINIMUM PURCHASE PAYMENTS

Your initial purchase payment must be at least $5,000 ($2,000 for a Qualified Contract). All subsequent purchase payments must be $500 or more. The maximum purchase payment is $1,000,000 without prior approval. We reserve the right to reduce the minimum purchase payment. You may make purchase payments at any time prior to the Payout Start Date. We reserve the right to reject any application.

AUTOMATIC ADDITIONS PROGRAM

You may make subsequent purchase payments of at least $100 ($500 for allocation to the Fixed Account Options) by automatically transferring amounts from your bank account. Please consult with your sales representative for detailed information.

ALLOCATION OF PURCHASE PAYMENTS

At the time you apply for a Contract, you must decide how to allocate your purchase payments among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percents that total 100% or in whole dollars. You can change your allocations by notifying us in writing. We reserve the right to limit the availability of the investment alternatives.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us in writing otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.


We will credit the initial purchase payment that accompanies your completed application to your Contract within 2 business days after we receive the payment at our servicing center. If your application is incomplete, we will ask you to complete your application within 5 business days. If you do so, we will credit your initial purchase payment to your Contract within that 5 business day period. If you do not, we will return your purchase payment at the end of the 5 business day period unless you expressly allow us to hold it until you complete the application. We will credit subsequent purchase payments to the Contract at the close of the business day on which we receive the purchase payment at our service center located in Northbrook, Illinois (mailing address: P.O. Box 94038, Palatine, Illinois, 60094-4038; overnight mail: 3100 Sanders Road, Suite J4A, Northbrook, Illinois, 60062).

We are open for business each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "Valuation Dates." Our business day closes when the New York Stock Exchange closes, usually 4:00 p.m. Eastern Time (3:00 p.m. Central Time). If we receive your purchase payment after 4:00 p.m. Eastern Time (3:00 p.m. Central Time) on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.


RIGHT TO CANCEL


You may cancel the Contract by returning it to us within the Cancellation Period, which is the 10 day period after you receive the Contract (60 days if you are exchanging another contract for the Contract described in this prospectus). You may return it by delivering it or mailing it to us. If you exercise this "Right to Cancel," the Contract terminates and we will pay you the full amount of your purchase payments allocated to the Fixed Account Options. Upon cancellation, as permitted by federal or state law, we will return your purchase payments allocated to the Variable Account after an adjustment to reflect investment gain or loss that occurred from the date of allocation through the date of cancellation. If your Contract is qualified under Section 408 of the Internal Revenue Code, we will refund the greater of any purchase payments or the Contract Value.

CONTRACT VALUE

On the issue date, the Contract Value is equal to the initial purchase payment. Thereafter, your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus the value of your interest in the Fixed Account Options.

ACCUMULATION UNITS

To determine the number of Accumulation Units of each Variable Sub-Account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.

ACCUMULATION UNIT VALUE

As a general matter, the Accumulation Unit Value for each Variable Sub-Account will rise or fall to reflect:

o changes in the share price of the Fund in which the Variable Sub-Account invests, and

o the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine contract maintenance charges, withdrawal charges, and transfer fees (currently waived) separately for each Contract. They do not affect Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we calculate Accumulation Unit Value, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-Account on each Valuation Date. We also determine a separate set of Accumulation Unit Values reflecting the cost of the Enhanced Death Benefit Option described on page __ below.

You should refer to the prospectus for the Funds that accompanies this prospectus for a description of how the assets of each Fund are valued, since that determination directly bears on the Accumulation Unit Value of the corresponding Variable Sub-Account and, therefore, your Contract Value.

INVESTMENT ALTERNATIVES:  The Variable Sub-Accounts

You may allocate your purchase payments to up to 17 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Fund. Each Fund has its own investment objective(s) and policies. We briefly describe the Funds below.

For more complete information about each Fund, including expenses and risks associated with the Fund, please refer to the accompanying prospectus for the Fund. You should carefully review the Fund prospectuses before allocating amounts to the Variable Sub-Accounts. A I M Advisors, Inc. serves as the investment advisor to each Fund.

Fund:                                         Each Fund Seeks:*


AIM V.I. Aggressive Growth Fund**             Long-term growth of capital

AIM V.I. Balanced Fund                        As high a total return as possible, consistent with preservation of capital

AIM V.I. Blue Chip Fund                       Long-term growth of capital with a secondary objective of current income

AIM V.I. Capital Appreciation Fund            Growth of capital

AIM V.I. Capital Development Fund             Long-term growth of capital

AIM V.I. Dent Demographics Trends Fund        Long-term growth of capital

AIM V.I. Diversified Income Fund              High level of current income

AIM V.I. Global Growth and Income Fund        Long-term growth of capital together with current income

AIM V.I. Global Utilities Fund                High total return

AIM V.I. Government Securities Fund           High level of current income consistent with reasonable concern for safety of principal

AIM V.I. Growth Fund                          Growth of capital

AIM V.I. Growth and Income Fund               Growth of capital with a secondary objective of current income

AIM V.I. High Yield Fund                      High level of current income

AIM V.I. International Equity Fund            Long-term growth of capital

AIM V.I. Money Market Fund                    As high a level of current income as is consistent with the preservation of capital and liquidity

AIM V.I. Telecommunications and               Long-term growth of capital
Technology Fund

AIM V.I. Value Fund                           Long-term growth of capital with income as a secondary objective

     * A Fund's investment objectives may be changed by the Fund's Board of Trustees without shareholder approval.

     ** Due to the sometime limited availability of common stocks of small-cap companies that meet the investment criteria for AIM V.I. Aggressive Growth Fund, the Fund may periodically suspend or limit the offering of its shares. The Fund will be closed to new participants when Fund assets reach $200 million. If the Fund is closed, Contract owners maintaining an allocation of Contract Value in that Fund will nevertheless be permitted to allocate additional purchase payments to the Fund.


Amounts you allocate to Variable Sub-Accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Funds in which those Variable Sub-Accounts invest. You bear the investment risk that the Funds might not meet their investment objectives. Shares of the Funds are not deposits, or obligations of, or guaranteed or endorsed by any bank and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

INVESTMENT ALTERNATIVES : The Fixed Account Options

You may allocate all or a portion of your purchase payments to the Fixed Account. You may choose from among 2 Fixed Account Options, including a Dollar Cost Averaging Fixed Account Option ("Dollar Cost Averaging Option"), and the option to invest in one or more Guarantee Periods. The Fixed Account Options may not be available in all states. Please consult with your sales representative for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to a Fixed Account Option does not entitle you to share in the investment experience of the Fixed Account.

DOLLAR COST AVERAGING OPTION

You may establish a Dollar Cost Averaging Program, as described on page __, by allocating purchase payments to the Dollar Cost Averaging Option. Purchase payments that you allocate to the Dollar Cost Averaging Option will earn interest for up to a 1 year period at the current rate in effect at the time of allocation. We will credit interest daily at a rate that will compound over the year to the annual interest rate we guaranteed at the time of allocation. You may transfer each purchase payment and associated interest out of the Dollar Cost Averaging Option to the other investment alternatives in up to twelve equal monthly installments. At the end of 12 months from the date of a purchase payment allocation to the Dollar Cost Averaging Account, any remaining portion of the purchase payment and interest in the Dollar Cost Averaging Account will be allocated to other investment alternatives as defined by the current Dollar Cost Averaging Account allocation. You may not transfer funds from other investment alternatives to the Dollar Cost Averaging Option.


The interest rates we credit for the Dollar Cost Averaging Option will never be less than 3% annually.


Transfers out of the Dollar Cost Averaging Option do not count towards the 12 transfers you can make without paying a transfer fee.


We may declare different interest rates for different amounts allocated to the Dollar Cost Averaging Option depending on when they were allocated. For current interest rate information, please contact your Financial Advisor or our Customer Service unit at 1-800-692-4682.


GUARANTEE PERIODS

Each payment or transfer allocated to a Guarantee Period earns interest at a specified rate that we guarantee for a period of years. Guarantee Periods may range from 1 to 10 years. We are currently offering Guarantee Periods of 1, 3, 5, 7, and 10 years in length. In the future we may offer Guarantee Periods of different lengths or stop offering some Guarantee Periods. You select one or more Guarantee Periods for each purchase payment or transfer. If you do not select the Guarantee Period for a purchase payment or transfer, we will assign the shortest Guarantee Period available under the Contract for such payment or transfer.

We reserve the right to limit the number of additional purchase payments that you may allocate to this Option. Please consult with your sales representative for more information.

Interest Rates

We will tell you what interest rates and Guarantee Periods we are offering at a particular time. We may declare different interest rates for Guarantee Periods of the same length that begin at different times. We will not change the interest rate that we credit to a particular allocation until the end of the relevant Guarantee Period.


We have no specific formula for determining the rate of interest that we will declare initially or in the future. We will set those interest rates based on investment returns available at the time of the determination. In addition, we may consider various other factors in determining interest rates including regulatory and tax requirements, our sales commission and administrative expenses, general economic trends, and competitive factors. We determine the interest rates to be declared in our sole discretion. We can neither predict nor guarantee what those rates will be in the future. For current interest rate information, please contact your sales representative or Allstate New York at 1-800-692-4682. The interest rate will never be less than the minimum guaranteed amount stated in the Contract.


How We Credit Interest

We will credit interest daily to each amount allocated to a Guarantee Period at a rate that compounds to the effective annual interest rate that we declared at the beginning of the applicable Guarantee Period. The following example illustrates how a purchase payment allocated to a Guarantee Period would grow, given an assumed Guarantee Period and effective annual interest rate:

Purchase Payment..................................$10,000
Guarantee Period                                     5 years
Annual Interest Rate............................... 4.50%

                                                                    END OF CONTRACT YEAR

                                                 YEAR 1        YEAR 2          YEAR 3       YEAR 4           YEAR 5
                                                 ------        ------          ------       ------           ------

Beginning Contract Value                       $10,000.00
X (1 + Annual Interest Rate)                     X  1.045
                                               $10,450.00

Contract Value at end of Contract Year                       $10,450.00
X (1 + Annual Interest Rate)                                   X  1.045
                                   $10,920.25

Contract Value at end of Contract Year                                      $10,920.25
X (1 + Annual Interest Rate)                                                   X 1.045
                                                                            $11,411.66

Contract Value at end of Contract Year                                                    $11,411.66
X (1 + Annual Interest Rate)                                                                 X 1.045
                                                                                          $11,925.19

Contract Value at end of Contract Year                                                                     $11,925.19
X (1 + Annual Interest Rate)                                                                                 X  1.045
                                                                                                           $12,461.82

Total Interest Credited During Guarantee Period = $2,461.82 ($12,461.82 -$10,000)


This example assumes no withdrawals during the entire 5 year Guarantee Period. If you were to make a withdrawal, you may be required to pay a withdrawal charge. In addition, the amount withdrawn may be increased or decreased by a Market Value Adjustment that reflects changes in interest rates since the time you invested the amount withdrawn. The hypothetical interest rate is for illustrative purposes only and is not intended to predict future interest rates to be declared under the Contract. Actual interest rates declared for any given Guarantee Period may be more or less than shown above but will never be less than the guaranteed minimum rate stated in the Contract.


Renewals


At least 15 but not more than 45 days prior to the end of each Guarantee Period, we will mail you a notice asking you what to do with your money, including the accrued interest. During the 30-day period after the end of the Guarantee Period, you may:


1) take no action. We will automatically apply your money to a new Guarantee Period of the shortest duration available. The new Guarantee Period will begin on the day the previous Guarantee Period ends. The new interest rate will be our then current declared rate for a Guarantee Period of that length; or

2) instruct us to apply your money to one or more new Guarantee Periods of your choice. The new Guarantee Period(s) will begin on the day the previous Guarantee Period ends. The new interest rate will be our then current declared rate for those Guarantee Periods; or

3) instruct us to transfer all or a portion of your money to one or more Variable Sub-Accounts. We will effect the transfer on the day we receive your instructions. We will not adjust the amount transferred to include a Market Value Adjustment; or

4) withdraw all or a portion of your money. You may be required to pay a withdrawal charge, but we will not adjust the amount withdrawn to include a Market Value Adjustment. You may also be required to pay premium taxes and withholding (if applicable). The amount withdrawn will be deemed to have been withdrawn on the day the previous Guarantee Period ends. Unless you specify otherwise, amounts not withdrawn will be applied to a new Guarantee Period of the shortest duration available. The new Guarantee Period will begin on the day the previous Guarantee Period ends.


Under our automatic laddering program ("Automatic Laddering Program"), you may choose, in advance, to use Guarantee Periods of the same length for all renewals. You can select this Program at any time during the Accumulation Phase, including on the Issue Date. We will apply renewals to Guarantee Periods of the selected length until you direct us in writing to stop. We may stop offering this Program at any time. For additional information on the Automatic Laddering Program, please call our Customer Service unit at 1-800-692-4682.

Market Value Adjustment


All withdrawals in excess of the Preferred Withdrawal Amount, transfers, and amounts applied to an Income Plan from a Guarantee Period, other than those taken during the 30 day period after such Guarantee Period expires, are subject to a Market Value Adjustment. A positive Market Value Adjustment also may apply upon payment of a death benefit from amounts currently invested in a Guarantee Period (unless paid or applied during the 30 day period after such Guarantee Period expires). We will not apply a Market Value Adjustment to a transfer you make as part of a Dollar Cost Averaging Program. We also will not apply a Market Value Adjustment to a withdrawal you make:


o    within the Preferred Withdrawal Amount as described on page __, or

o    to satisfy the IRS minimum distribution rules for the Contract.


We apply the Market Value Adjustment to reflect changes in interest rates from the time you first allocate money to a Guarantee Period to the time it is removed from that Guarantee Period. We calculate the Market Value Adjustment by comparing the Treasury Rate for a period equal to the Guarantee Period at its inception to the Treasury Rate for a period equal to the time remaining in the Guarantee Period when you remove your money. "Treasury Rate" means the U.S. Treasury Note Constant Maturity Yield as reported in Federal Reserve Bulletin Release H.15.

The Market Value Adjustment may be positive or negative, depending on changes in interest rates. As such, you bear the investment risk associated with changes in interest rates. If interest rates increase significantly, the Market Value Adjustment and any withdrawal charge, premium taxes, and income tax withholding (if applicable) could reduce the amount you receive upon full withdrawal of your Contract Value to an amount that is less than the purchase payment plus interest at the minimum guaranteed interest rate under the Contract. Death benefits will not be subject to a negative Market Value Adjustment.

Generally, if the Treasury Rate at the time you allocate money to a Guarantee Period is higher than the applicable current Treasury Rate for a period equal to the time remaining in the Guarantee Period, then the Market Value Adjustment will result in a higher amount payable to you or transferred. Conversely, if the Treasury Rate at the time you allocate money to a Guarantee Period is lower than the applicable Treasury Rate for a period equal to the time remaining in the Guarantee Period, then the Market Value Adjustment will result in a lower amount payable to you or transferred.

         For example, assume that you purchase a Contract and you select an initial Guarantee Period of 5 years and the 5 year Treasury Rate for that duration is 4.50%. Assume that at the end of 3 years, you make a partial withdrawal. If, at that later time, the current 2 year Treasury Rate is 4.20%, then the Market Value Adjustment will be positive, which will result in an increase in the amount payable to you. Conversely, if the current 2 year Treasury Rate is 4.80%, then the Market Value Adjustment will be negative, which will result in a decrease in the amount payable to you.

The formula for calculating Market Value Adjustments is set forth in Appendix A to this prospectus, which also contains additional examples of the application of the Market Value Adjustment.

INVESTMENT ALTERNATIVES:  Transfers

TRANSFERS DURING THE ACCUMULATION PHASE


During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. You may not transfer Contract Value into the Dollar Cost Averaging Option. You may request transfers in writing on a form that we provided or by telephone according to the procedure described below. We currently do not assess, but reserve the right to assess, a $10 charge on each transfer in excess of 12 per Contract Year. We treat transfers to or from more than one Fund on the same day as one transfer. Transfers you make as part of a Dollar Cost Averaging Program or Automatic Fund Rebalancing Program do not count against the 12 free transfers per Contract Year.

We will process transfer requests that we receive before 4:00 p.m. Eastern Time (3:00 p.m. Central Time) on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 4:00 p.m. Eastern Time on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account for up to 6 months from the date we receive your request. If we decide to postpone transfers from the Fixed Account Options for 10 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.


If you transfer an amount from a Guarantee Period other than during the 30 day period after such Guarantee Period expires, we will increase or decrease the amount by a Market Value Adjustment.

We reserve the right to waive any transfer restrictions.

TRANSFERS DURING THE PAYOUT PHASE

During the Payout Phase, you may make transfers among the Variable Sub-Accounts to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. In addition, you will have a limited ability to make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. You may not, however, convert any portion of your right to receive fixed income payments into variable income payments.

You may not make any transfers for the first 6 months after the Payout Start Date. Thereafter, you may make transfers among the Variable Sub-Accounts or make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. Your transfers must be at least 6 months apart.

TELEPHONE TRANSFERS


You may make transfers by telephone by calling 1-800-692-4682, if you first send us a completed authorization form. The cut off time for telephone transfer requests is 4:00 p.m. Eastern Time (3:00 p.m. Central Time). In the event that the New York Stock Exchange closes early, i.e., before 4:00 p.m. Eastern Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange.


We may suspend, modify or terminate the telephone transfer privilege at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.

DOLLAR COST AVERAGING PROGRAM


Through the Dollar Cost Averaging Program, you may automatically transfer a set amount at regular intervals during the Accumulation Phase from any Variable Sub-Account, the Dollar Cost Averaging Option, or the 3, 5, 7 or 10 year Guarantee Periods, to any Variable Sub-Account. The interval between transfers may be monthly, quarterly, semi-annually, or annually. Transfers made through dollar cost averaging must be $50 or more. You may not use dollar cost averaging to transfer amounts into the Dollar Cost Averaging Option.


We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee. In addition, we will not apply the Market Value Adjustment to these transfers.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market.

Call or write us for instructions on how to enroll.

AUTOMATIC FUND REBALANCING PROGRAM


Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our Automatic Fund Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. Money you allocate to the Fixed Account Options will not be included in the rebalancing.

We will rebalance your account each quarter according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your request. We are not responsible for rebalancing that occurs prior to receipt of your request.

Example:

          Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the AIM V.I. Diversified Income Variable Sub-Account and 60% to be in the AIM V.I. Growth Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the AIM V.I. Diversified Income Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings rebalanced quarterly, on the first day of the next quarter we would sell some of your units in the AIM V.I. Diversified Income Variable Sub-Account and use the money to buy more units in the AIM V.I. Growth Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

The Automatic Fund Rebalancing Program is available only during the Accumulation Phase. The transfers made under the Program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.

Fund rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.

EXPENSES

As a Contract owner, you will bear, directly or indirectly, the charges and expenses described below.

CONTRACT MAINTENANCE CHARGE

During the Accumulation Phase, on each Contract Anniversary, we will deduct a $35 contract maintenance charge from your Contract Value invested in each Variable Sub-Account in proportion to the amount invested. We also will deduct a full contract maintenance charge if you withdraw your entire Contract Value, unless your Contract qualifies for a waiver, described below. During the Payout Phase, we will deduct the charge proportionately from each income payment.

The charge is for the cost of maintaining each Contract and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract owners and regulatory agencies. We cannot increase the charge. We will waive this charge if:

o    total purchase payments equal $50,000 or more, or

o all money is allocated to the Fixed Account Options, as of the Contract Anniversary.

After the Payout Start Date, we will waive this charge if:

o as of the Payout Start Date,  total purchase  payments are $50,000 or more, or

o all income payments are fixed amount income payments.

MORTALITY AND EXPENSE RISK CHARGE


We deduct a mortality and expense risk charge daily at an annual rate of 1.00% of the average daily net assets you have invested in the Variable Sub-Accounts (1.20% if you select the Enhanced Death Benefit Option). The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional .20% for the Enhanced Death Benefit Option to compensate us for the additional risk that we accept by providing the rider.


We guarantee the mortality and expense risk charge and we cannot increase it. We assess the mortality and expense risk charge during both the Accumulation Phase and the Payout Phase.

ADMINISTRATIVE EXPENSE CHARGE

We deduct an administrative expense charge daily at an annual rate of 0.10% of the average daily net assets you have invested in the Variable Sub-Accounts. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase. We guarantee that we will not raise this charge.

TRANSFER FEE

We do not currently impose a fee upon transfers among the investment alternatives. However, we reserve the right to charge $10 per transfer after the 12th transfer in each Contract Year. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging or Automatic Fund Rebalancing Program.

WITHDRAWAL CHARGE

We may assess a withdrawal charge of up to 7% of the purchase payment(s) you withdraw in excess of the Preferred Withdrawal Amount, adjusted by a Market Value Adjustment. The charge declines annually to 0% after 7 complete years from the day we receive the purchase payment being withdrawn. A schedule showing how the charge declines appears on page __. During each Contract Year, you can withdraw up to 15% of the Contract Value as of the beginning of that Contract Year without paying the charge. Unused portions of this 15% "Preferred Withdrawal Amount" are not carried forward to future Contract Years.

We determine the withdrawal charge by:

o multiplying the percentage corresponding to the number of complete years since we received the purchase payment being withdrawn, times

o the part of each purchase payment withdrawal that is in excess of the Preferred Withdrawal Amount, adjusted by a Market Value Adjustment.

We will deduct withdrawal charges, if applicable, from the amount paid. For purposes of the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first. However, for federal income tax purposes, please note that withdrawals are considered to have come first from earnings in the Contract. Thus, for tax purposes, earnings are considered to come out first, which means you pay taxes on the earnings portion of your withdrawal.

We do not apply a withdrawal charge in the following situations:

o on the Payout Start Date (a withdrawal charge may apply if you elect to receive income payments for a specified period of less than 120 months);


o the death of the Contract owner or Annuitant (unless the Settlement Value is used);


o withdrawals taken to satisfy IRS minimum distribution rules for the Contract; and

o    withdrawals made after all purchase payments have been withdrawn.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals may be subject to tax penalties or income tax and a Market Value Adjustment. You should consult your own tax counsel or other tax advisers regarding any withdrawals.

PREMIUM TAXES


Currently, we do not make deductions for premium taxes under the Contract because New York does not charge premium taxes on annuities. We may deduct taxes that may be imposed in the future from purchase payments or the Contract Value when the tax is incurred or at a later time.


DEDUCTION FOR VARIABLE ACCOUNT INCOME TAXES


We are not currently making a provision for taxes. In the future, however, we may make a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the Statement of Additional Information.


OTHER EXPENSES

Each Fund deducts advisory fees and other expenses from its assets. You indirectly bear the charges and expenses of the Funds whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectus for the Funds. For a summary of these charges and expenses, see pages ___ above. We may receive compensation from A I M Advisors, Inc., for administrative services we provide to the Funds.

ACCESS TO YOUR MONEY

You can withdraw some or all of your Contract Value at any time prior to the Payout Start Date. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page __.

The amount payable upon withdrawal is the Contract Value next computed after we receive the request for a withdrawal at our service center, adjusted by any Market Value Adjustment, less any withdrawal charges, contract maintenance charges, income tax withholding, penalty tax, and any premium taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances.

You can withdraw money from the Variable Account or the Fixed Account Options. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable withdrawal charge and premium taxes.

You must name the investment alternative from which you are taking the withdrawal. If none is named, then the withdrawal request is incomplete and cannot be honored.

In general, you must withdraw at least $50 at a time. You also may withdraw a lesser amount if you are withdrawing your entire interest in a Variable Sub-Account.


If you request a total withdrawal, we may require that you return your Contract to us.


POSTPONEMENT OF PAYMENTS

We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1) The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

2)   An emergency exists as defined by the SEC; or

3)   The SEC permits delay for your protection.

In addition, we may delay payments or transfers from the Fixed Account Options for up to 6 months or shorter period if required by law. If we delay payment or transfer for 10 days or more, we will pay interest as required by law. Any interest would be payable from the date we receive the withdrawal request to the date we make the payment or transfer.

SYSTEMATIC WITHDRAWAL PROGRAM

You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start
Date. The minimum amount of each systematic withdrawal is $50. Systematic Withdrawals are not available from the Dollar Cost Averaging Option. At our discretion, systematic withdrawals may not be offered in conjunction with the Dollar Cost Averaging Program or the Automatic Fund Rebalancing Program.

Depending on fluctuations in the net asset value of the Variable Sub-Accounts and the value of the Fixed Account Options, systematic withdrawals may reduce or even exhaust the Contract Value. Income taxes may apply to systematic withdrawals. Please consult your tax advisor before taking any withdrawal.

We will make systematic withdrawal payments to you or your designated payee. We may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.

MINIMUM CONTRACT VALUE


If your request for a partial withdrawal would reduce the amount in any Guarantee Period to less than $500, we will treat it as a request to withdraw the entire amount invested in such Guarantee Period. If your request for a partial withdrawal would reduce the Contract Value to less than $1,000, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, adjusted by any applicable Market Value Adjustment, less withdrawal and other charges, and applicable taxes.

INCOME PAYMENTS

PAYOUT START DATE


The Payout Start Date is the day that we apply your money to an Income Plan. The Payout Start Date must be no later than the Annuitant's 90th birthday.


You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.

INCOME PLANS

An "Income Plan" is a series of payments on a scheduled basis to you or to another person designated by you. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with guaranteed payments for 10 years. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.

Three Income Plans are available under the Contract. Each is available to provide:

o          fixed income payments;
o          variable income payments; or
o          a combination of the two.

The three Income Plans are:


     Income Plan 1 - Life Income with Guaranteed Payments. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.

     Income Plan 2 - Joint and Survivor Life Income with Guaranteed Payments. Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant is alive. If both the Annuitant and the joint Annuitant die before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.

     Income Plan 3 - Guaranteed Payments for a Specified Period (5 Years to 30 Years). Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. Income payments for less than 120 months may be subject to a withdrawal charge. We will deduct the mortality and expense risk charge from the Variable Sub-account assets that support variable income payments even though we may not bear any mortality risk.


The length of any guaranteed payment period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer guarantee periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no minimum specified period for guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a minimum specified period for guaranteed payments.

If you choose Income Plan 1 or 2, or, if available, another Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is alive before we make each payment. Please note that under such Income Plans, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only 1 income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only 2 income payments if they die before the third income payment, and so on.


Generally, you may not make withdrawals after the Payout Start Date. One exception to this rule applies if you are receiving variable income payments that do not depend on the life of the Annuitant (such as under Income Plan 3). In that case you may terminate all or part of the Variable Account portion of the income payments at any time and receive a lump sum equal to the present value of the remaining variable payments associated with the amount withdrawn. The minimum amount you may withdraw under this feature is $1,000. A withdrawal charge may apply. We deduct applicable premium taxes from the Contract Value at the Payout Start Date.


We may make other Income Plans available. You may obtain information about them by writing or calling us.

You must apply at least the Contract Value in the Fixed Account Options on the Payout Start Date to fixed income payments. If you wish to apply any portion of your Fixed Account Option balance to provide variable income payments, you should plan ahead and transfer that amount to the Variable Sub-Accounts prior to the Payout Start Date. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account Options to fixed income payments.

We will apply your Contract Value, adjusted by a Market Value Adjustment, less applicable taxes to your Income Plan on the Payout Start Date. If the Contract owner has not made any purchase payments for at least 3 years preceding the Payout Start Date, and either the Contract Value is less than $2,000 or not enough to provide an initial payment of at least $20, and state law permits, we may:

o terminate the Contract and pay you the Contract Value, adjusted by any Market Value Adjustment and less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

o    reduce the frequency of your payments so that each payment will be at least
     $20.

VARIABLE INCOME PAYMENTS

The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience and (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments. Your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Funds and (b) the Annuitant could live longer or shorter than we expect based on the tables we use.

In calculating the amount of the periodic payments in the annuity tables in the Contract, we assumed an annual investment rate of 3%. If the actual net investment return of the Variable Sub-Accounts you choose is less than this assumed investment rate, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the assumed investment rate. The dollar amount of the variable income payments stays level if the net investment return equals the assumed investment rate. Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.

FIXED INCOME PAYMENTS

We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. We calculate the fixed income payments by:

          1) adjusting the portion of the Contract Value in any Fixed Account Option on the Payout Start Date by any applicable Market Value Adjustment;

          2) deducting any applicable premium tax; and

          3) applying the resulting amount to the greater of (a) the appropriate value from the income payment table in your Contract or (b) such other value as we are offering at that time.

We may defer making fixed income payments for a period of up to 6 months or such shorter time as state law may require. If we defer payments for 10 business days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.

CERTAIN EMPLOYEE BENEFIT PLANS

The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age. However, we reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan, you should consult with legal counsel as to whether the purchase of a Contract is appropriate. For qualified plans, where it is appropriate, we may use income payment tables that do not distinguish on the basis of sex.

DEATH BENEFITS

We will pay a death benefit if, prior to the Payout Start Date:

         1)   any Contract owner dies or,

         2)   the Annuitant dies, if the Contract owner is not a natural person.

We will pay the death benefit to the new Contract owner as determined immediately after the death. The new Contract owner would be a surviving Contract owner or, if none, the Beneficiary(ies). In the case of the death of an Annuitant, we will pay the death benefit to the current Contract owner.

A request for payment of the death benefit must include "Due Proof of Death." We will accept the following documentation as Due Proof of Death:

         o   a certified copy of a death certificate,
         o a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or
         o   any other proof acceptable to us.

DEATH BENEFIT AMOUNT

Prior to the Payout Start Date, the death benefit is equal to the greatest of:

     1) the Contract Value as of the date we determine the death benefit, or

     2) the Settlement Value (that is, the amount payable on a full withdrawal of Contract Value) on the date we determine the death benefit, or

     3) the sum of all purchase payments reduced by a withdrawal adjustment, as defined below, or


     4) the Contract Value calculated on each Death Benefit Anniversary prior to the date we determine the death benefit, increased by purchase payments made since that Death Benefit Anniversary and reduced by a withdrawal adjustment as defined below.



When a death benefit is paid, only a positive aggregate Market Value Adjustment amount, if any, is applied to the account value attributable to amounts withdrawn from Guarantee Period(s).


A "Death Benefit Anniversary" is every seventh Contract Anniversary during the Accumulation Phase. For example, the 7th, 14th, and 21st Contract Anniversaries are the first three Death Benefit Anniversaries.

The "withdrawal adjustment" is equal to (a) divided by (b), with the result multiplied by (c), where:

       (a)  is the withdrawal amount;

       (b)  is the Contract Value immediately prior to the withdrawal; and

       (c) is the value of the applicable death benefit alternative immediately prior to the withdrawal.


We will determine the value of the death benefit as of the end of the Valuation Date on which we receive a complete request for payment of the death benefit. If we receive a request after 4:00 p.m. Eastern Time (3:00 p.m. Central Time) on a Valuation Date, we will process the request as of the end of the following Valuation Date.


ENHANCED DEATH BENEFIT OPTION


The Enhanced Death Benefit Option, is an optional benefit that you may select. This Option is only available if the oldest Contract owner is between the ages of 0 and 80 on the Issue Date. If the Contract owner is a living individual, the Enhanced Death Benefit applies only for the death of the Contract owner. If the Contract owner is not a living individual, the enhanced death benefit applies only for the death of the Annuitant. The Enhanced Death Benefit Option is not available to the surviving spouse of a deceased Contract owner who elects to continue the Contract in the Accumulation Phase. See "Death Benefit Payments," below. For Contracts with the Enhanced Death Benefit Rider, the death benefit will be the greatest of (1) through (4) above, or (5) the Enhanced Death Benefit, described below. When a death benefit is paid, only a positive aggregate Market Value Adjustment amount, if any, is applied to the account value attributable to amounts withdrawn from Guaranteed Period(s).

The Enhanced Death Benefit will never be greater than the maximum death benefit allowed by any state nonforfeiture laws which govern the Contract.


Enhanced Death Benefit. The Enhanced Death Benefit on the Issue Date is equal to the initial purchase payment. On each Contract Anniversary, we will recalculate your Enhanced Death Benefit to equal the greater of your Contract Value on that date, or the most recently calculated Enhanced Death Benefit. We also will recalculate your Enhanced Death Benefit whenever you make an additional purchase payment or a partial withdrawal. Additional purchase payments will increase the Enhanced Death Benefit dollar-for-dollar. Withdrawals will reduce the Enhanced Death Benefit by an amount equal to a withdrawal adjustment computed in the manner described above under "Death Benefit Amount." In the absence of any withdrawals or purchase payments, the Enhanced Death Benefit will be the greatest of all Contract Anniversary Contract Values on or before the date we calculate the death benefit.

     We will calculate Anniversary Values for each Contract Anniversary until the oldest Contract owner's, or Annuitant's if the Contract owner is not a natural person, 85th birthday. After age 85, we will recalculate the Enhanced Death Benefit only for purchase payments and withdrawals. The Enhanced Death Benefit will never be greater than the maximum death benefit allowed by any non-forfeiture laws which govern the Contract.

DEATH BENEFIT PAYMENTS

A death benefit will be paid:


1) if the Contract owner elects to receive the death benefit within 180 days of the date of death, and


2) if the death benefit is paid as of the day the value of the death benefit is determined.


Otherwise, the Settlement Value will be paid. The Contract owner may make a single withdrawal of any amount within one year of the date of death without incurring a withdrawal charge. Any applicable positive aggregate Market Value Adjustment, determined as of the date of the withdrawal, will apply. We reserve the right to extend the 180 day period when we will pay the death benefit. The Settlement Value paid will be the Settlement Value next computed on or after the requested distribution date for payment, or on the mandatory distribution date of 5 years after the date of death.


In any event, the entire value of the Contract must be distributed within 5 years after the date of death unless an Income Plan is elected or a surviving spouse continues the Contract in accordance with the provisions described below.

If the Contract owner eligible to receive the death benefit is not a natural person, the Contract owner may elect to receive the distribution upon death in one or more distributions.

If the Contract owner is a natural person, the Contract owner may elect to receive the death benefit either in one or more distributions, or by periodic payments through an Income Plan. Payments from the Income Plan must begin within one year of the date of death and must be payable throughout:

o    the life of the Contract owner; or

o    a period not to exceed the life expectancy of the Contract owner; or

o the life of the Contract owner with payments guaranteed for a period not to exceed the life expectancy of the Contract owner.


If the surviving spouse of the deceased Contract owner is the new Contract owner, then the spouse may elect one of the options listed above or may continue the Contract in the Accumulation Phase as if the death had not occurred. However, the surviving spouse may not continue the Contract under the Enhanced Death Benefit Option. Thus, if the Enhanced Death Benefit Option had been selected and the surviving spouse elects to continue the Contract in the Accumulation Phase, then the annualized Mortality and Expense Risk Charge of 1.20% will be reduced to 1.00%. The effective date of this change will be the date we determine the value of the Death Benefit. The Contract may only be continued once. If the Contract is continued in the Accumulation Phase, the surviving spouse may make a single withdrawal of any amount within one year of the date of death without incurring a withdrawal charge. Any applicable positive aggregate Market Value Adjustment, determined as of the date of the withdrawal, will apply. On the day the Contract is continued, the Contract Value will be the death benefit at the end of the Valuation Date after we receive due proof of death. Prior to the Payout Start Date, the death benefit of the continued Contract will be the greater of:


(a) the sum of all purchase payments reduced by a withdrawal adjustment, as defined in the death benefit provision, or

(b)  the Contract Value on the date we determine the death benefit.

MORE INFORMATION


ALLSTATE NEW YORK

Allstate New York is the issuer of the Contract. Allstate New York is a stock life insurance company organized under the laws of the State of New York. Allstate New York was incorporated in 1967 and was known as "Financial Life Insurance Company" from 1967 to 1978. From 1978 to 1984, Allstate New York was known as "PM Life Insurance Company." Since 1984 the company has been known as "Allstate Life Insurance Company of New York."

Allstate New York is currently licensed to operate in New York. Our home office is One Allstate Drive, Farmingville, New York 11738. Our service center located in Northbrook, Illinois.

Allstate New York is a wholly owned subsidiary of Allstate Life Insurance Company ("Allstate Life"), a stock life insurance company incorporated under the laws of the State of Illinois. Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company incorporated under the laws of Illinois. With the exception of the directors qualifying shares, all of the outstanding capital stock of Allstate Insurance Company is owned by The Allstate Corporation.

Several independent rating agencies regularly evaluate life insurers' claims-paying ability, quality of investments, and overall stability. A.M. Best Company assigns Allstate New York the financial performance rating of A+(g). Standard & Poor's Insurance Rating Services assigns an AA+ (Very Strong) financial strength rating and Moody's assigns an Aa2 (Excellent) financial strength rating to Allstate New York. These ratings do not reflect the investment performance of the Variable Account. We may from time to time advertise these ratings in our sales literature.


THE VARIABLE ACCOUNT


Allstate New York established the Allstate Life of New York Separate Account A on December 15, 1995. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Allstate New York.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under New York law. That means we account for the Variable Account's income, gains and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Allstate New York.

The Variable Account consists of multiple Variable Sub-Accounts, 17 of which are available through the Contracts. Each Variable Sub-Account invests in a corresponding Fund. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Funds. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.


THE FUNDS

Dividends  and  Capital  Gain  Distributions.   We  automatically  reinvest  all
dividends and capital gains distributions from the Funds in shares of the distributing Fund at their net asset value.

Voting Privileges. As a general matter, you do not have a direct right to vote the shares of the Funds held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Funds that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract owners entitled to give such instructions.


As a general rule, before the Payout Start Date, the Contract owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Fund as of the record date of the meeting. After the Payout Start Date, the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Fund. The votes decrease as income payments are made and as the reserves for the Contract decrease.


We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Fund shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

Changes in Funds. If the shares of any of the Funds are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Fund and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the 1940 Act. We also may add new Variable Sub-Accounts that invest in additional mutual funds. We will notify you in advance of any changes.

Conflicts of Interest. Certain of the Funds sell their shares to Variable Accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance Variable Accounts and variable annuity Variable Accounts to invest in the same Fund. The boards of directors of these Funds monitor for possible conflicts among Variable Accounts buying shares of the Funds. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a Variable Account to comply with such laws could cause a conflict. To eliminate a conflict, a Fund's board of directors may require a Variable Account to withdraw its participation in a Fund. A Fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a Variable Account withdrawing because of a conflict.

THE CONTRACT


Distribution. ALFS, Inc* ("ALFS"), located at 3100 Sanders Road, Northbrook, IL 60062-7154, serves as principal underwriter of the Contracts. ALFS is a wholly owned subsidiary of Allstate Life Insurance Company. ALFS is a registered broker dealer under the Securities and Exchange Act of 1934, as amended ("Exchange Act"), and is a member of the National Association of Securities Dealers, Inc.

We will pay commissions to broker-dealers who sell the Contracts. Commissions paid may vary, but we estimate that the total commissions paid on all Contract sales will not exceed 8% of any purchase payments. Sometimes, we also pay the broker-dealer a persistency bonus in addition to the standard commissions. A persistency bonus is not expected to exceed 1.2%, on an annual basis, of the purchase payments considered in connection with the bonus. These commissions are intended to cover distribution expenses. Contracts may be sold by representatives or employees of banks which may be acting as broker-dealers without separate registration under the Exchange Act, pursuant to legal and regulatory exceptions.


Allstate New York does not pay ALFS a commission for distribution of the Contracts. The underwriting agreement with ALFS provides that we will reimburse ALFS for any liability to Contract owners arising out of services rendered or Contracts issued.

Administration. We have primary responsibility for all administration of the Contracts and the Variable Account. We provide the following administrative services, among others:

o          issuance of the Contracts;
o          maintenance of Contract owner records;
o          Contract owner services;
o          calculation of unit values;
o          maintenance of the Variable Account; and
o          preparation of Contract owner reports.


We will send you Contract statements and transaction confirmations at least annually. The annual statement details values and specific Contract data for each particular Contract. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

We also will provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.


------------
*Effective May 1, 2000, Allstate Life Financial Services, Inc. was renamed ALFS. Inc.

QUALIFIED PLANS

If you use the Contract with a qualified plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information.

LEGAL MATTERS

Freedman, Levy, Kroll & Simonds, Washington, D.C., has advised Allstate New York on certain federal securities law matters. All matters of New York law pertaining to the Contracts, including the validity of the Contracts and Allstate New York's right to issue such Contracts under New York insurance law, have been passed upon by Michael J. Velotta, General Counsel of Allstate New York.

YEAR 2000


Allstate New York is heavily dependent upon complex computer systems for all phases of its operations, including customer service and policy and contract administration. Since many of Allstate New York's older computer software programs recognize only the last two digits of the year in any date, some software may have failed to operate properly in or after the year 1999, if the software was not reprogrammed or replaced ("Year 2000 Issue"). Allstate New York believes that many of its counterparties and suppliers also had potential Year 2000 Issues that could affect Allstate New York. In 1995, Allstate Insurance Company commenced a four-phase plan intended to mitigate and/or prevent the adverse effects of Year 2000 Issues. These strategies included normal development and enhancement of new and existing systems, upgrades to operating systems already covered by maintenance agreements, and modifications to existing systems to make them Year 2000 compliant. The plan also included Allstate New York actively working with its major external counterparties and suppliers to assess their compliance efforts and Allstate New York's exposure to them. Because of the accuracy of this plan, and its timely completion, Allstate New York has experienced no material impacts on its results of operations, liquidity or financial position due to the Year 2000 issue. Year 2000 costs are expensed as incurred.

TAXES

The following discussion is general and is not intended as tax advice. Allstate New York makes no guarantee regarding the tax treatment of any Contract or transaction involving a Contract.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

Taxation of Annuities in General

Tax Deferral. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

               1) the Contract owner is a natural person,

               2) the investments of the Variable Account are "adequately diversified" according to Treasury Department regulations, and


               3) Allstate New York is considered the owner of the Variable Account assets for federal income tax purposes.


Non-natural Owners. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts is taxed as ordinary income received or accrued by the owner during the taxable year. Please see the Statement of Additional Information for a discussion of several exceptions to the general rule for Contracts owned by non-natural persons.

Diversification Requirements. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the owner during the taxable year.
Although Allstate New York does not have control over the Funds or their investments, we expect the Funds to meet the diversification requirements.

Ownership Treatment. The IRS has stated that you will be considered the owner of Variable Account assets if you possess incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the Variable Account investments may cause an investor to be treated as the owner of the Variable Account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the Variable Account.

Your rights under the Contract are different than those described by the IRS in rulings in which it found that contract owners were not owners of Variable
Account assets. For example, you have the choice to allocate premiums and Contract Values among more investment alternatives. Also, you may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Allstate New York does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.

Taxation of Partial and Full Withdrawals. If you make a partial withdrawal under a non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the Contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a partial withdrawal under a Qualified Contract, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions, after tax contributions to qualified plans) bears to the contract value, is excluded from your income. If you make a full withdrawal under a non-Qualified Contract or a Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the contract.

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions. "Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than 5 taxable years after the taxable year of the first contribution to any Roth IRA and which are:

     o made on or after the date the individual attains age 59 1/2,

     o made to a beneficiary after the Contract owner's death,

     o attributable to the Contract owner being disabled, or

     o for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Except for certain Qualified Contracts, any amount you receive as a loan under a Contract, and any assignment or pledge (or agreement to assign or pledge) of the Contract Value is treated as a withdrawal of such amount or portion.

Taxation of Annuity Payments. Generally, the rule for income taxation of annuity payments received from a non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.

Taxation of Annuity Death Benefits. Death of a Contract owner, or death of the Annuitant if the Contract is owned by a non-natural person, will cause a distribution of death benefits from a Contract. Generally, such amounts are included in income as follows:

     1) if distributed in a lump sum, the amounts are taxed in the same manner as a full withdrawal, or

     2) if distributed under an annuity option, the amounts are taxed in the same manner as an annuity payment. Please see the Statement of Additional Information for more detail on distribution at death requirements.

Penalty Tax on Premature Distributions. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

     1) made on or after the date the Contract owner attains age 59 1/2;

     2) made as a result of the Contract owner's death or disability;

     3) made in substantially equal periodic payments over the owner's life or life expectancy,

     4) made under an immediate annuity; or

     5) attributable to investment in the contract before August 14, 1982.

You should consult a competent tax advisor to determine if any other exceptions to the penalty apply to your situation. Similar exceptions may apply to distributions from Qualified Contracts.

Aggregation of Annuity Contracts. All non-qualified deferred annuity contracts issued by Allstate New York (or its affiliates) to the same Contract owner during any calendar year will be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.

TAX QUALIFIED CONTRACTS


The income on qualified plan and IRA investments is tax deferred and variable annuities held by such plans do not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity in a qualified plan or IRA.


Contracts may be used as investments with certain qualified plans such as:

o Individual Retirement Annuities or Accounts (IRAs) under Section 408 of the Code;

o Roth IRAs under Section 408A of the Code;

o Simplified Employee Pension Plans under Section 408(k) of the Code;

o Savings Incentive Match Plans for Employees (SIMPLE) Plans under Section 408(p) of the Code;

o Tax Sheltered Annuities under Section 403(b) of the Code;

o Corporate and Self Employed Pension and Profit Sharing Plans; and

o State and Local Government and Tax-Exempt Organization Deferred Compensation Plans.


Allstate New York reserves the right to limit the availability of the Contract for use with any of the qualified plans listed above. In the case of certain qualified plans, the terms of the plans may govern the right to benefits, regardless of the terms of the Contract.


Restrictions Under Section 403(b) Plans. Section 403(b) of the Tax Code provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any Contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after December 31, 1988, and all earnings on salary reduction contributions, may be made only:

1) on or after the date the employee

             o      attains age 59 1/2,
             o      separates from service,
             o      dies,
             o      becomes disabled, or

2) on account of hardship (earnings on salary reduction contributions may not be distributed on the account of hardship).

These limitations do not apply to withdrawals where Allstate New York is directed to transfer some or all of the Contract Value to another 403(b) plan.

INCOME TAX WITHHOLDING


Allstate New York is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Qualified Contracts, excluding IRAs, with the exception of:


          1) required minimum distributions, or

          2) a series of substantially equal periodic payments made over a period of at least 10 years, or,

          3) over the life (joint lives) of the participant (and beneficiary).


Allstate New York may be required to withhold federal and state income taxes on any distributions from non-Qualified Contracts or Qualified Contracts that are not eligible rollover distributions, unless you notify us of your election to not have taxes withheld.

ANNUAL REPORTS AND OTHER DOCUMENTS


Allstate New York's annual report on Form 10-K for the year ended December 31, 1999 is incorporated herein by reference, which means that it is legally a part of this prospectus.


After the date of this prospectus and before we terminate the offering of the securities under this prospectus, all documents or reports we file with the SEC under the Exchange Act are also incorporated herein by reference, which means that they also legally become a part of this prospectus.

Statements in this prospectus, or in documents that we file later with the SEC and that legally become a part of this prospectus, may change or supersede statements in other documents that are legally part of this prospectus. Accordingly, only the statement that is changed or replaced will legally be a part of this prospectus.

We file our Exchange Act documents and reports, including our annual and quarterly reports on Form 10-K and Form 10-Q electronically on the SEC's "EDGAR" system using the identifying number CIK No. 0000948255. The SEC maintains a Web site that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov. You also can view these materials at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549. For more information on the operations of SEC's Public Reference Room, call 1-800-SEC-0330.

If you have received a copy of this prospectus, and would like a free copy of any document incorporated herein by reference (other than exhibits not specifically incorporated by reference into the text of such documents), please write or call us at Customer Service, P.O. Box 94038, Palatine, Illinois 60094-4038 (telephone: 1-800-692-4682).

PERFORMANCE INFORMATION

We may advertise the performance of the Variable Sub-Accounts, including yield and total return information. Yield refers to the income generated by an investment in a Variable Sub-Account over a specified period. Total return represents the change, over a specified period of time, in the value of an investment in a Variable Sub-Account after reinvesting all income distributions.

All performance advertisements will include, as applicable, standardized yield and total return figures that reflect the deduction of insurance charges, the contract maintenance charge, and withdrawal charge. Performance advertisements also may include total return figures that reflect the deduction of insurance charges, but not the contract maintenance or withdrawal charges. The deduction of such charges would reduce the performance shown. In addition, performance advertisements may include aggregate, average, year-by-year, or other types of total return figures.

Performance information for periods prior to the inception date of the Variable Sub-Accounts will be based on the historical performance of the corresponding Funds for the periods beginning with the inception dates of the Funds and adjusted to reflect current Contract expenses. You should not interpret these figures to reflect actual historical performance of the Variable Account.

We may include in advertising and sales materials tax deferred compounding charts and other hypothetical illustrations that compare currently taxable and tax deferred investment programs based on selected tax brackets. Our advertisements also may compare the performance of our Variable Sub-Accounts with: (a) certain unmanaged market indices, including but not limited to the Dow Jones Industrial Average, the Standard & Poor's 500, and the Shearson Lehman Bond Index; and/or (b) other management investment companies with investment objectives similar to the underlying funds being compared. In addition, our advertisements may include the performance ranking assigned by various publications, including the Wall Street Journal, Forbes, Fortune, Money, Barron's, Business Week, USA Today, and statistical services, including Lipper Analytical Services Mutual Fund Survey, Lipper Annuity and Closed End Survey, the Variable Annuity Research Data Survey, and SEI.

EXPERTS


The financial statements and related financial statement schedules of Allstate Life Insurance Company of New York as of December 31, 1999 and 1998 and for each of the three years in the period ended December 31, 1999, which are incorporated herein by reference, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report, which is incorporated herein by reference, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the Variable Account as of December 31, 1999 and for each of the periods in the two years then ended, which are incorporated herein by reference, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report, which is incorporated herein by reference, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

                                   APPENDIX A



                        MARKET VALUE ADJUSTMENT EXAMPLES


The Market Value Adjustment is based on the following:

         I = the Treasury Rate for a maturity equal to the applicable Guarantee Period for the week preceding the establishment of the Guarantee Period.

         N = the number of whole and partial years from the date we receive the withdrawal, transfer or death benefit request, or from the Payout Start Date to the end of the Guarantee Period.

         J = the Treasury Rate for a maturity of length N for the week preceding the receipt of the withdrawal, transfer, death benefit, or income payment request. If a note with a maturity of length N is not available, a weighted average will be used. If N is one year or less, J will be the 1-year Treasury Rate.

         Treasury Rate means the U.S. Treasury Note Constant Maturity yield as reported in Federal Reserve Bulletin Release H.15.

The Market Value Adjustment factor is determined from the following formula:

                                .9 X (I - J) X N

To determine the Market Value Adjustment, we will multiply the Market Value Adjustment factor by the amount transferred, withdrawn (in excess of the Preferred Withdrawal Amount), paid as a death benefit, or applied to an Income Plan, from a Guarantee Period at any time other than during the 30 day period after such Guarantee Period expires.



                       EXAMPLES OF MARKET VALUE ADJUSTMENT

Purchase Payment:                                 $10,000 allocated to a Guarantee Period
Guarantee Period:                                 5 years
Guaranteed Interest Rate:                         4.50%
5 Year Treasury Rate at the time the
Guarantee Period is established:                  4.50%
Full Surrender:                                   End of Contract Year 3

NOTE: These examples assume that premium taxes are not applicable.

                      EXAMPLE 1: (Assumes declining interest rates)

Step 1. Calculate Contract Value at End of Contract Year 3:   $10,000.00 X (1.045)3 = $11,411.66

Step 2. Calculate the Preferred Withdrawal Amount:            .15 X $10,000.00 x (1.45)2 = $1,638.04

Step 3. Calculate the Market Value Adjustment:                I = 4.5%
                                                              J = 4.2%

                                                                   730 days
                                                                   --------

                                                              N = 365 days = 2

                                                              Market Value Adjustment Factor: .9 X (I-J) X N

                                                              =  .9 X (.045 - .042) X (730/365) = .0054

                                                              Market   Value
                                                              Adjustment           =
                                                              Market   Value
                                                              Adjustment
                                                              Factor                X
                                                              Amount Subject
                                                              to Market
                                                              Value
                                                              Adjustment:

                                                              =  .0054  X  ($11,411.66 - $1,638.04) = $52.78

Step 4. Calculate the Withdrawal Charge:                      .05 X ($10,000.00 - $1,638.04 + $52.78) = $420.74

Step 5. Calculate the amount received by Customers as a
result of full withdrawal at the end of Contract Year 3:      $11,411.66 - $420.74 + 52.78 = $11,043.70




                       EXAMPLE 2: (Assumes rising interest rates)

Step 1. Calculate Contract Value at End of Contract Year 3:   $10,000.00 X (1.045)3 = $11,411.66

Step 2. Calculate the Preferred Withdrawal Amount:            .15 X $10,000.00 X (1.045)2 = $1,638.04

Step 3. Calculate the Market Value Adjustment:                I  =  4.5%
                                                              J  =  4.8%

                                                                      730 days
                                                                      --------

                                                              N  =    365 days = 2

                                                              Market Value Adjustment Factor: .9 X (I-J) X N

                                                              =  .9 X (.045 - .048) X (730/365) = -.0054

                                                              Market  Value  Adjustment = Market Value Adjustment Factor
                                                              X Amount  Subject to Market
Value Adjustment

                                                              -.0054 X ($11,411.66 - $1,683.04) = - $52.78

Step 4. Calculate the Withdrawal Charge:                      .05 X ($10,000.00 - $1,683.04 - $52.78) = $415.46

Step 5. Calculate the amount received by customers as a
result of full withdrawal at the end of Contract Year 3:      $11,411.66 - $415.46 - $52.78 = $10,943.42


                                   APPENDIX B
                          WITHDRAWAL ADJUSTMENT EXAMPLE



Issue Date:  January 1, 1999

Initial Purchase Payment:  $50,000


                                                                     Death Benefit Amount


                                   Contract                         Contract           Death
                                   Value Before   Transaction        Value        Benefit         Greatest
                                   Occurrence      Amount            After      Anniversary      Anniversary
Date         Type of Occurrence                                    Occurrence     Value             Value

1/1/99       Issue Date                 -          $50,000          $50,000       $50,000        $50,000
1/1/00       Contract Anniversary   $55,000           -             $55,000       $50,000        $55,000
7/1/00       Partial Withdrawal     $60,000        $15,000          $45,000       $37,500        $41,250


Withdrawal adjustment equals the partial withdrawal amount divided by the Contract Value immediately prior to the partial withdrawal multiplied by the value of the applicable death benefit amount alternative immediately prior to the partial withdrawal.

Death Benefit Anniversary Value Death Benefit
Partial Withdrawal Amount                                                                             (w)      $15,000
Contract Value Immediately Prior to Partial Withdrawal                                                (a)      $60,000
Value of Applicable Death Benefit Amount Immediately Prior to Partial Withdrawal                      (d)      $50,000
Withdrawal Adjustment                                                                       [(w)/(a)]*(d)      $12,500
Adjusted Death Benefit                                                                                         $37,500

Maximum Anniversary Value Death Benefit
Partial Withdrawal Amount                                                                             (w)      $15,000
Contract Value Immediately Prior to Partial Withdrawal                                                (a)      $60,000
Value of Applicable Death Benefit Amount Immediately Prior to Partial Withdrawal                      (d)      $55,000
Withdrawal Adjustment                                                                        [(w)/a)]*(d)      $13,750
Adjusted Death Benefit                                                                                         $41,250

This example represents the proportional reduction applicable in all contracts.

                       STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS

Description                                                              Page

Additions, Deletions or Substitutions of Investments
The Contract
           Purchase of Contracts
           Tax-free Exchanges (1035 Exchanges, Rollovers and Transfers) Performance Information
Calculation of Accumulation Unit Values
Calculation of Variable Income Payments
General Matters
           Incontestability
           Settlements
           Safekeeping of the Variable Account's Assets
           Premium Taxes
           Tax Reserves
Federal Tax Matters
Qualified Plans
Experts
Financial Statements


This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made. We do not authorize anyone to provide any information or representations regarding the offering described in this prospectus other than as contained in this prospectus.


                                  [back cover]

                                EXPLANATORY NOTE

The financial statements of the Variable Account and Allstate New York that appear in this amendment to the Registration Statement ("Amendment") are to be considered as appearing in each Statement of Additional Information contained in this Amendment.

                   THE AIM LIFETIME PLUS(sm) VARIABLE ANNUITY


Allstate Life Insurance Company of New York          Statement of Additional Information
Allstate Life of New York Separate Account A                   dated May 1, 2000
One Allstate Drive, Farmingville, New York 11738
Service Center
P.O. Box 94038, Palatine, IL 60094-4038
1 (800) 692-4682

This Statement of Additional Information supplements the information in the prospectus for the AIM Lifetime Plus(sm) Variable Annuity. This Statement of Additional Information is not a prospectus. You should read it with the prospectus, dated May 1, 2000, for the Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above.


Except as otherwise noted, this Statement of Additional Information uses the same defined terms as the prospectus.


                                                         TABLE OF CONTENTS


         Description                                                                Page
         Additions, Deletions or Substitutions of Investments                         3
         The Contract                                                                 4
           Purchase of Contracts                                                      4
           Tax-free Exchanges (1035 Exchanges, Rollovers and Transfers)               4
         Performance Information                                                      5
         Calculation of Accumulation Unit Values                                      9
         Calculation of Variable Income Payments                                     10
         General Matters
           Incontestability                                                          11
           Settlements                                                               11
           Safekeeping of the Variable Account's Assets                              11
           Premium Taxes                                                             11
           Tax Reserves                                                              11
         Federal Tax Matters                                                         12
         Qualified Plans                                                             13
         Experts                                                                     15
         Financial Statements                                                        16

ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

We may add, delete, or substitute the Fund shares held by any Variable Sub-Account to the extent the law permits. We may substitute shares of any Fund with those of another Fund of the same or different mutual fund if the shares of the Fund are no longer available for investment, or if we believe investment in any Fund would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract owner's interest in a Variable Sub-Account until we have notified the Contract owner of the change, and until the Securities and Exchange Commission has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Fund of the same or different mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Funds. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.

THE CONTRACT

The Contract is primarily designed to aid individuals in long-term financial planning. You can use it for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

PURCHASE OF CONTRACTS

We are no longer offering new Contracts. We offered the Contracts to the public through banks as well as brokers licensed under the federal securities laws and state insurance laws. The principal underwriter for the Variable Account is ALFS, Inc. ("ALFS"), an affiliate of Allstate New York.

TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)

We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between Section 1035 purchase payments and non-Section 1035 purchase payments.

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.

PERFORMANCE INFORMATION

From time to time we may advertise the "standardized," "non-standardized," and "adjusted historical" total returns of the Variable Sub-Accounts, as described below. Please remember that past performance is not an estimate or guarantee of future performance and does not necessarily represent the actual experience of amounts invested by a particular Contract owner. Also, please note that the performance figures shown do not reflect any applicable taxes.

STANDARDIZED TOTAL RETURNS


A Variable Sub-Account's standardized total return represents the average annual total return of that Sub-Account over a particular period. We compute standardized total return by finding the annual percentage rate that, when compounded annually, will accumulate a hypothetical $1,000 purchase payment to the redeemable value at the end of the one, five or ten year period, or for a period from the date of commencement of the Variable Sub-Account's operations, if shorter than any of the foregoing. We use the following formula prescribed by the SEC for computing standardized total return:

       1000(1 + T)n = ERV

where:
  T        =        average annual total return
  ERV      =        ending redeemable value of a hypothetical $1,000 payment


  made at the beginning of 1, 5, or 10 year periods or shorter period
         n        =        number of years in the period
         1000     =        hypothetical $1,000 investment


When factoring in the withdrawal charge assessed upon redemption, we exclude the Preferred Withdrawal Amount, which is the amount you can withdraw from the Contract without paying a withdrawal charge. We also use the withdrawal charge that would apply upon redemption at the end of each period. Thus, for example, when factoring in the withdrawal charge for a one year standardized total return calculation, we would use the withdrawal charge that applies to a withdrawal of a purchase payment made one year prior.

When factoring in the contract maintenance charge, we pro rate the charge by dividing (i) the contract maintenance charges by (ii) the average Contract size of $57,476. We then multiply the resulting percentage by a hypothetical $1,000 investment.


The standardized total returns for the Variable Sub-Accounts for the periods ended December 31, 1999 are set out below. No standardized total returns are shown for the AIM V.I. Money Market Variable Sub-Account. In addition, no standardized total returns are shown for the AIM V.I. Blue Chip, AIM V.I. Dent Demographic Trends, AIM V.I. Global Growth and Income, and AIM V.I. Telecommunications and Technology Variable Sub-Accounts, which commenced operations on January 3, 2000.


The inception dates of the Variable Sub-Accounts are as follows:


AIM V.I. Aggressive Growth                                                   October 25, 1999
AIM V.I. Balanced                                                            October 25, 1999
AIM V.I. Blue Chip                                                           January 3, 2000
AIM V.I. Capital Appreciation                                                October 14, 1996
AIM V.I. Capital Development                                                 October 25, 1999
AIM V.I. Dent Demographic Trends                                             January 3, 2000
AIM V.I. Diversified Income                                                  October 14, 1996
AIM V.I. Global Growth and Income                                            January 3, 2000
AIM V.I. Global Utilities                                                    October 14, 1996
AIM V.I. Government Securities                                               October 14, 1996
AIM V.I. Growth                                                              October 14, 1996
AIM V.I. Growth and Income                                                   October 14, 1996
AIM V.I. High Yield                                                          October 25, 1999
AIM V.I. International Equity                                                October 14, 1996
AIM V.I. Telecommunications and Technology                                   January 3, 2000
AIM V.I. Value                                                               October 14, 1996


                                                                                          Since
Variable Sub-Account                                  One Year          Five Years        Inception


AIM V.I. Aggressive Growth                            N/A                    N/A            21.34%*
AIM V.I. Balanced                                     N/A                    N/A             7.81%*
AIM V.I. Capital Appreciation                         37.08%                 N/A            20.47%
AIM V.I. Capital Development                          N/A                    N/A            21.84%*
AIM V.I. Diversified Income                           -5.72%                 N/A             2.93%
AIM V.I. Global Utilities                             26.18%                 N/A            22.10%
AIM V.I. Government Securities                       -10.86%                 N/A             2.36%
AIM V.I. Growth                                       27.83%                 N/A            27.84%
AIM V.I. Growth and Income                            26.86%                 N/A            25.95%
AIM V.I. High Yield                                   N/A                    N/A            -0.90%*
AIM V.I. International Equity                         47.36%                 N/A            21.99%
AIM V.I. Value                                        22.57%                 N/A            26.01%


*Standardized  total  returns  for the AIM  V.I.  Aggressive  Growth,  AIM  V.I.
Balanced, AIM V.I. Capital Development and AIM V.I. High Yield Variable Sub-Accounts are not annualized.

NON-STANDARDIZED TOTAL RETURNS

From time to time, we also may quote rates of return that reflect changes in the values of each Variable Sub-Account's Accumulation Units. We may quote these "non-standardized total returns" on an annualized, cumulative, year-by-year, or other basis. These rates of return take into account asset-based charges, such as the mortality and expense risk charge and administration charge. However, these rates of return do not reflect withdrawal charges, contract maintenance charges, or any taxes. Such charges, if reflected, would reduce the performance shown.

Annualized returns reflect the rate of return that, when compounded annually, would equal the cumulative rate of return for the period shown. We compute annualized returns according to the following formula:

Annualized Return = (1 + r)1/n - 1
where r = cumulative rate of return for the period shown, and n = number of years in the period.

The method of computing annualized rates of return is similar to that for computing standardized performance, described above, except that rather than using a hypothetical $1,000 investment and the ending redeemable value thereof, we use the changes in value of an Accumulation Unit.

Cumulative rates of return reflect the cumulative change in value of an Accumulation Unit over the period shown. Year-by-year rates of return reflect the change in value of an Accumulation Unit during the course of each year shown. We compute these returns by dividing the Accumulation Unit Value at the end of each period shown, by the Accumulation Unit Value at the beginning of that period, and subtracting one. We compute other total returns on a similar basis.

We may quote non-standardized total returns for 1, 3, 5 and 10 year periods, or period since inception of the Variable Sub-Account's operations, as well as other periods, such as year-to-date (prior calendar year end to the day stated in the advertisement); "year to most recent quarter" (prior calendar year end to the end of the most recent quarter); "the prior calendar year"; and the "n" most recent calendar years.


The non-standardized annualized total returns for the Variable Sub-Accounts for the period ended December 31, 1999 are set out below. No non-standardized annualized total returns are shown for the AIM V.I. Money Market Variable Sub-Account. In addition, no non-standardized annualized total returns are shown for the AIM V.I. Blue Chip, AIM V.I. Dent Demographic Trends, AIM V.I. Global Growth and Income, and AIM V.I. Telecommunications and Technology Variable Sub-Accounts, which commenced operations on January 3, 2000.


The inception date of each Variable Sub-Account appears under "Standardized Total Returns," above.

                                                                                           Since
Variable Sub-Account                                  One Year          Five Years        Inception



AIM V.I. Aggressive Growth                            N/A                    N/A            27.69%*
AIM V.I. Balanced                                     N/A                    N/A            14.17%*
AIM V.I. Capital Appreciation                         42.53%                 N/A            21.27%
AIM V.I. Capital Development                          N/A                    N/A            28.20%*
AIM V.I. Diversified Income                           -0.27%                 N/A            4.04%
AIM V.I. Global Utilities                             31.64%                 N/A            22.88%
AIM V.I. Government Securities                        -5.41%                 N/A             3.48%
AIM V.I. Growth                                       33.29%                 N/A            28.55%
AIM V.I. Growth and Income                            32.32%                 N/A            26.68%
AIM V.I. High Yield                                   N/A                    N/A             5.46%*
AIM V.I. International Equity                         52.82%                 N/A            22.77%
AIM V.I. Value                                        28.03%                 N/A            26.74%


*Non-standardized total returns for the AIM V.I. Aggressive Growth, AIM V.I. Balanced, AIM V.I. Capital Development and AIM V.I. High Yield Variable Sub-Accounts are not annualized.

ADJUSTED HISTORICAL TOTAL RETURNS

We may advertise the total return for periods prior to the date that the Variable Sub-Accounts commenced operations. We will calculate such "adjusted historical total returns" using the historical performance of the underlying Funds and adjusting such performance to reflect the current level of charges that apply to the Variable Sub-Accounts under the Contract, the contract maintenance charge and the appropriate withdrawal charge.


The adjusted historical total returns for the Variable Sub-Accounts for the periods ended December 31, 1999 are set out below. No adjusted historical total returns are shown for the AIM V.I. Money Market Variable Sub-Account.


The following list provides the inception date for the Fund corresponding to each of the Variable Sub-Accounts included in the tables.


                                                             Inception Date of
Variable Sub-Account                                        Corresponding Fund


AIM V.I. Aggressive Growth                                       May 1, 1998
AIM V.I. Balanced                                                May 1, 1998
AIM V.I. Blue Chip                                               December 29, 1999
AIM V.I. Capital Appreciation                                    May 5, 1993
AIM V.I. Capital Development                                     May 1, 1998
AIM V.I. Dent Demographic Trends                                 December 29, 1999
AIM V.I. Diversified Income                                      May 5, 1993
AIM V.I. Global Growth and Income                                February 10, 1993*
AIM V.I. Global Utilities                                        May 2, 1994
AIM V.I. Government Securities                                   May 5, 1993
AIM V.I. Growth                                                  May 5, 1993
AIM V.I. Growth and Income                                       May 2, 1994
AIM V.I. High Yield                                              May 1, 1998
AIM V.I. International Equity                                    May 5, 1993
AIM V. I. Telecommunications and Technology                      October 18, 1993*
AIM V.I. Value Fund                                              May 5, 1993

*The inception date of the AIM V.I. Global Growth and Income and AIM V.I. Telecommunications and Technology Funds ("AIM V.I. Funds") is October 15, 1999. For periods prior to the inception dates of the AIM V.I. Funds, the performance shown is based on the historical performance of the AIM G.T. Global Growth & Income and AIM G.T. Telecommunications Funds, adjusted to reflect the current expenses of the AIM V.I. Funds.




                                                                                      10 Years or
                                                                             Since Inception of Fund
Variable Sub-Account                         One Year           Five Years            (if less)


AIM V.I. Aggressive Growth                     36.23%                N/A                 18.95%
AIM V.I. Balanced                              11.23%                N/A                 13.89%
AIM V.I. Blue Chip                                N/A                N/A                     0%*
AIM V.I. Capital Appreciation                  37.08%             23.59%                 20.49%
AIM V.I. Capital Development                   20.89%                N/A                  6.19%
AIM V.I. Dent Demographic Trends                  N/A                N/A                     0%*
AIM V.I. Diversified Income                    -5.72%              6.62%                  4.74%
AIM V. I. Global Growth and Income             -7.94%             11.36%                  9.90%
AIM V.I. Global Utilities                      26.18%             19.90%                 16.54%
AIM V.I. Government Securities                -10.86%              4.45%                  2.99%
AIM V.I. Growth                                27.83%             27.60%                 21.08%
AIM V.I. Growth and Income                     26.86%             26.15%                 22.54%
AIM V.I. High Yield                             2.58%                N/A                 -6.27%
AIM V.I. International Equity                  47.36%             19.96%                 17.02%
AIM V. I. Telecommunications and               97.23%             31.56%                 27.58%**
Technology
AIM V.I. Value                                 22.57%             25.21%                 21.22%






*Adjusted historical total returns for the AIM V.I. Blue Chip and Dent Demographic Trends Variable Sub-Accounts are not annualized.

**Effective May 1, 2000, the AIM V.I. Telecommunications Fund changed its name to AIM V.I. Telecommunications and Technology Fund to reflect changes in its investment policies. Performance shown for this Fund reflects the investment policies of the Fund prior to the change.


CALCULATION OF ACCUMULATION UNIT VALUES

The value of Accumulation Units will change each Valuation Period according to the investment performance of the Fund shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Sub-Account for the current Valuation Period.

NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Sub-account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

(A)  is the sum of:


     (1) the net asset value per share of the Fund underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,


     (2) the per share amount of any dividend or capital gain distributions made by the Fund underlying the Variable Sub-Account during the current Valuation Period;

(B) is the net asset value per share of the Fund underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

(C) is the sum of the annualized mortality and expense risk and administrative expense charges divided by 365 days and then multiplied by the number of calendar days in the current Valuation Period.

CALCULATION OF VARIABLE INCOME PAYMENTS

We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account less any applicable premium tax charge deducted at the time, to the income payment tables in the Contract. We divide the amount of the first variable annuity income payment by the Variable Sub-Account's then current Annuity Unit value to determine the number of annuity units ("Annuity Units") upon which later income payments will be based. To determine income payments after the first, we simply multiply the number of Annuity Units determined in this manner for each Variable Sub-Account by the then current Annuity Unit value ("Annuity Unit Value") for that Variable Sub-Account.

CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Fund in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

o multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

o dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.


The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states that require the use of unisex tables.

GENERAL MATTERS
------------------------------------------------------------------------------

INCONTESTABILITY

We will not contest the Contract after we issue it.

SETTLEMENTS

We may require you to return the Contract to us prior to any settlement. We must receive due proof of the Contract owner(s) death (or Annuitant's death if there is a non-natural Contract owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Fund shares held by each of the Variable Sub-Accounts.

The Funds do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Funds' prospectuses for a more complete description of the custodian of the Funds.

PREMIUM TAXES

Applicable premium tax rates depend on the Contract owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts. The State of New York currently does not impose a premium tax.

TAX RESERVES

We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.

FEDERAL TAX MATTERS
------------------------------------------------------------------------------


THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. WE MAKE NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on the individual circumstances of each person. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK

Allstate Life Insurance Company of New York ("Allstate New York") is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code. Since the Variable Account is not an entity separate from Allstate New York, and its operations form a part of Allstate New York, it will not be taxed separately as a "Regulated Investment Company" under Subchapter M of the Code. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the contract. Under existing federal income tax law, Allstate New York believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the contract. Accordingly, Allstate New York does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Allstate New York does not intend to make provisions for any such taxes. If Allstate New York is taxed on investment income or capital gains of the Variable Account, then Allstate New York may impose a charge against the Variable Account in order to make provision for such taxes.

EXCEPTIONS TO THE NON-NATURAL OWNER RULE

There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the Contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain qualified plans; (4) certain contracts used in connection with structured settlement agreements, and (5) contracts purchased with a single premium when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

IRS REQUIRED DISTRIBUTION AT DEATH RULES

In order to be considered an annuity contract for federal income tax purposes, an annuity contract must provide: (1) if any owner dies on or after the annuity start date but before the entire interest in the contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the owner's death; (2) if any owner dies prior to the annuity start date, the entire interest in the contract will be distributed within five years after the date of the owner's death. These requirements are satisfied if any portion of the owner's interest which is payable to (or for the benefit of) a designated beneficiary is distributed over the life of such beneficiary (or over a period not extending beyond the life expectancy of the beneficiary) and the distributions begin within one year of the owner's death. If the owner's designated beneficiary is the surviving spouse of the owner, the contract may be continued with the surviving spouse as the new owner. If the owner of the contract is a non-natural person, then the annuitant will be treated as the owner for purposes of applying the distribution at death rules. In addition, a change in the annuitant on a contract owned by a non-natural person will be treated as the death of the owner.

QUALIFIED PLANS

The Contract may be used with several types of qualified plans. The income on qualified plan and IRA investments is tax deferred and variable annuities held by such plans do not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity in a qualified plan or IRA. Allstate New York reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed below. The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Adverse tax consequences may result from excess contributions, premature distributions, distributions that do not conform to specified commencement and minimum distribution rules, excess distributions and in other circumstances. Contract owners and participants under the plan and annuitants and beneficiaries under the Contract may be subject to the terms and conditions of the plan regardless of the terms of the Contract.

INDIVIDUAL RETIREMENT ANNUITIES

Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity. An IRA generally may not provide life insurance, but it may provide a death benefit that equals the greater of the premiums paid and the Contract's Cash Value. The Contract provides a death benefit that in certain circumstances may exceed the greater of the payments and the Contract Value. It is possible that the death benefit could be viewed as violating the prohibition on investment in life insurance contracts with the result that the Contract would not be viewed as satisfying the requirements of an IRA.

ROTH INDIVIDUAL RETIREMENT ANNUITIES

Section 408A of the Code permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. "Qualified distributions" from Roth Individual Retirement Annuities are not includible in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to the Roth Individual Retirement Annuity, and which are made on or after the date the individual attains age 59 1/2, made to a beneficiary after the owner's death, attributable to the owner being disabled or for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000). "Nonqualified distributions" are treated as made from contributions first and are includible in gross income to the extent such distributions exceed the contributions made to the Roth
Individual Retirement Annuity. The taxable portion of a "nonqualified distribution" may be subject to the 10% penalty tax on premature distributions. Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. The taxable portion of a conversion or rollover distribution is includible in gross income, but is exempted from the 10% penalty tax on premature distributions.

SIMPLIFIED EMPLOYEE PENSION PLANS

Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees using the employees' individual retirement annuities if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to their individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent advice. In particular, employers should consider that an IRA generally may not provide life insurance, but it may provide a death benefit that equals the greater of the premiums paid and the contract's cash value. The Contract provides a death benefit that in certain circumstances may exceed the greater of the payments and the Contract Value.

SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE PLANS)

Sections 408(p) and 401(k) of the Code allow employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees. SIMPLE plans may be structured as a SIMPLE retirement account using an employee's IRA to hold the assets or as a Section 401(k) qualified cash or deferred arrangement. In general, a SIMPLE plan consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to use the Contract in conjunction with SIMPLE plans should seek competent tax and legal advice.

TAX SHELTERED ANNUITIES

Section 403(b) of the Code permits public school employees and employees of certain types of tax-exempt organizations (specified in Section 501(c)(3) of the Code) to have their employers purchase annuity contracts for them, and subject to certain limitations, to exclude the purchase payments from the employees' gross income. An annuity contract used for a Section 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee attains age 59 1/2, separates from service, dies, becomes disabled or on the account of hardship (earnings on salary reduction contributions may not be distributed for hardship). These limitations do not apply to withdrawals where Allstate New York is directed to transfer some or all of the Contract Value to another 403(b) plan.

CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS


Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax favored retirement plans for employees. The Self-Employed Individuals Retirement Act of 1962, as amended, (commonly referred to as "H.R. 10" or "Keogh") permits self-employed individuals to establish tax favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of annuity contracts in order to provide benefits under the plans.

STATE AND LOCAL GOVERNMENT AND TAX-EXEMPT ORGANIZATION
DEFERRED COMPENSATION PLANS

Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. To the extent the Contracts are used in connection with an eligible plan, employees are considered general creditors of the employer and the employer as owner of the contract has the sole right to the proceeds of the contract. Generally, under the non-natural owner rules, such Contracts are not treated as annuity contracts for federal income tax purposes. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. However, under a
Section 457 plan all the compensation deferred under the plan must remain solely the property of the employer, subject only to the claims of the employer's general creditors, until such time as made available to the employee or a beneficiary.

EXPERTS

------------------------------------------------------------------------------

The financial statements and the related financial statement schedules of Allstate New York as of December 31, 1999 and 1998 and for each of the three years in the period ended December 31, 1999 that appear in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the Variable Account as of December 31, 1999 and for each of the periods in the two years then ended that appear in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
The financial statements of the Variable Account as of December 31, 1999 and for each of the periods in the two years then ended, the financial statements and related financial statement schedules of Allstate New York as of December 31, 1999 and 1998 and for each of the three years in the period ended December 31, 1999 and the accompanying Independent Auditors' Reports appear in the pages that follow. The financial statements and schedules of Allstate New York included herein should be considered only as bearing upon the ability of Allstate New York to meet its obligations under the Contacts.

                   THE AIM LIFETIME PLUS(sm) II VARIABLE ANNUITY


Allstate Life Insurance Company of New York                        Statement of Additional Information
Allstate Life of New York Separate Account A                                         dated  May 1, 2000
One Allstate Drive, Farmingville, New York 11738
Service Center
P.O. Box 94038, Palatine, IL 60094-4038
1 (800) 692-4682

This Statement of Additional Information supplements the information in the prospectus for the AIM Lifetime Plus(sm) II Variable Annuity. This Statement of
Additional Information is not a prospectus. You should read it with the prospectus, dated May 1, 2000, for the Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above.

Except as otherwise noted, this Statement of Additional Information uses the same defined terms as the prospectus.



                                                         TABLE OF CONTENTS

         Description                                                                           Page

         Additions, Deletions or Substitutions of Investments                                     3
         The Contract                                                                             3
            Purchase of Contracts                                                                 4
            Tax-free Exchanges (1035 Exchanges, Rollovers and Transfers)                          4
         Performance Information                                                                  5
         Calculation of Accumulation Unit Values                                                 10
         Calculation of Variable Income Payments                                                 11
         General Matters
            Incontestability                                                                     12
            Settlements                                                                          12
            Safekeeping of the Variable Account's Assets                                         12
            Premium Taxes                                                                        12
            Tax Reserves                                                                         12
         Federal Tax Matters                                                                     13
         Qualified Plans                                                                         14
         Experts                                                                                 16
         Financial Statements                                                                    17


ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

We may add, delete, or substitute the Fund shares held by any Variable Sub-Account to the extent the law permits. We may substitute shares of any Fund with those of another Fund of the same or different mutual fund if the shares of the Fund are no longer available for investment, or if we believe investment in any Fund would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract owner's interest in a Variable Sub-Account until we have notified the Contract owner of the change, and until the Securities and Exchange Commission has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Fund of the same or different mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Funds. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.

THE CONTRACT

The Contract is primarily designed to aid individuals in long-term financial planning. You can use it for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

PURCHASE OF CONTRACTS

We offer the Contracts to the public through banks as well as brokers licensed under the federal securities laws and state insurance laws. The principal underwriter for the Variable Account, ALFS, Inc. ("ALFS"), distributes the Contracts. ALFS is an affiliate of Allstate New York. The offering of the Contracts is continuous. We do not anticipate discontinuing the offering of the Contracts, but we reserve the right to do so at any time.

TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)

We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between Section 1035 purchase payments and non-Section 1035 purchase payments.

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.

PERFORMANCE INFORMATION

From time to time we may advertise the "standardized," "non-standardized," and "adjusted historical" total returns of the Variable Sub-Accounts, as described below. Please remember that past performance is not an estimate or guarantee of future performance and does not necessarily represent the actual experience of amounts invested by a particular Contract owner. Also, please note that the performance figures shown do not reflect any applicable taxes.

STANDARDIZED TOTAL RETURNS

A Variable Sub-Account's standardized total return represents the average annual total return of that Sub-Account over a particular period. We compute standardized total return by finding the annual percentage rate that, when compounded annually, will accumulate a hypothetical $1,000 purchase payment to the redeemable value at the end of the one, five or ten year period, or for a period from the date of commencement of the Variable Sub-Account's operations, if shorter than any of the foregoing. We use the following formula prescribed by the SEC for computing standardized total return:

           1000(1 + T)n = ERV

            where:

           T         =    average annual total return
           ERV       =    ending  redeemable  value of a  hypothetical  $1,000
                          payment made at the beginning of 1, 5, or 10 year periods or shorter period

           n         =    number of years in the period

           1000      =    hypothetical $1,000 investment

When factoring in the withdrawal charge assessed upon redemption, we exclude the Preferred Withdrawal Amount, which is the amount you can withdraw from the Contract without paying a withdrawal charge. We also use the withdrawal charge that would apply upon redemption at the end of each period. Thus, for example, when factoring in the withdrawal charge for a one year standardized total return calculation, we would use the withdrawal charge that applies to a withdrawal of a purchase payment made one year prior.

When factoring in the contract maintenance charge, we pro rate the charge by dividing (i) the contract maintenance charges by (ii) an assumed average
Contract size of $50,000. We then multiply the resulting percentage by a hypothetical $1,000 investment.


The standardized total returns for the Variable Sub-Accounts for the periods ended December 31, 1999 are set out below. The AIM Lifetime Plus(SM) II Variable Annuity Contracts were first offered to the public on January 17, 2000. Accordingly, performance figures for the Variable Sub-Accounts prior to that date reflect the historical performance of the Variable Sub-Accounts, adjusted to reflect the current level of charges that apply to the Variable Sub-Accounts under the Contracts, including the withdrawal charge and contract maintenance charge described above. No standardized total returns are shown for the AIM V.I. Money Market Variable Sub-Account. In addition, no standardized total returns are shown for the AIM V.I. Blue Chip, AIM V.I. Dent Demographic Trends, AIM V.I. Global Growth and Income, and AIM V.I. Telecommunications and Technology Variable Sub-Accounts, which commenced operations on January 3, 2000.


The inception dates of the Variable Sub-Accounts are as follows:


AIM V.I. Aggressive Growth                                                   October 25, 1999
AIM V.I. Balanced                                                            October 25, 1999
AIM V.I. Blue Chip                                                           January 3, 2000
AIM V.I. Capital Appreciation                                                October 14, 1996
AIM V.I. Capital Development                                                 October 25, 1999
AIM V.I. Dent Demographic Trends                                             January 3, 2000
AIM V.I. Diversified Income                                                  October 14, 1996
AIM V.I. Global Growth and Income                                            January 3, 2000
AIM V.I. Global Utilities                                                    October 14, 1996
AIM V.I. Government Securities                                               October 14, 1996
AIM V.I. Growth                                                              October 14, 1996
AIM V.I. Growth and Income                                                   October 14, 1996
AIM V.I. High Yield                                                          October 25, 1999
AIM V.I. International Equity                                                October 14, 1996
AIM V.I. Telecommunications and Technology                                   January 3, 2000
AIM V.I. Value                                                               October 14, 1996


(WITHOUT THE ENHANCED DEATH BENEFIT OPTION)
Variable Sub-Account                                   One Year         Five Years        Since Inception


AIM V.I. Aggressive Growth                               N/A                 N/A             20.12%*
AIM V.I. Balanced                                        N/A                 N/A              7.39%*
AIM V.I. Capital Appreciation                            34.47%              N/A             19.23%
AIM V.I. Capital Development                             N/A                 N/A             20.60%*
AIM V.I. Diversified Income                              -3.05%              N/A              0.12%
AIM V.I. Global Utilities                                24.19%              N/A             21.03%
AIM V.I. Government Securities                           -2.45%              N/A              2.67%
AIM V.I. Growth                                          25.75%              N/A             24.81%
AIM V.I. Growth and Income                               24.83%              N/A             25.14%
AIM V.I. High Yield                                      N/A                 N/A             -0.80%*
AIM V.I. International Equity                            44.18%              N/A             21.50%
AIM V.I. Value                                           20.78%              N/A             23.84%


(WITH THE ENHANCED DEATH BENEFIT OPTION)

Variable Sub-Account                                   One Year         Five Years        Since Inception


AIM V.I. Aggressive Growth                               N/A                 N/A                20.08%*
AIM V.I. Balanced                                        N/A                 N/A                 7.35%*
AIM V.I. Capital Appreciation                            34.20%              N/A                 19.00%
AIM V.I. Capital Development                             N/A                 N/A                20.55%*
AIM V.I. Diversified Income                              -3.24%              N/A                 -0.08%
AIM V.I. Global Utilities                                23.94%              N/A                 20.79%
AIM V.I. Government Securities                           -2.65%              N/A                  2.46%
AIM V.I. Growth                                          25.49%              N/A                 24.56%
AIM V.I. Growth and Income                               24.58%              N/A                 24.89%
AIM V.I. High Yield                                      N/A                 N/A                 -0.84%*
AIM V.I. International Equity                            43.89%              N/A                 21.26%
AIM V.I. Value                                           20.54%              N/A                 23.59%


*Standardized total returns for the AIM V.I. Aggressive Growth, AIM V.I. Balanced, AIM V.I. Capital Development, and AIM V.I. High
Yield Variable Sub-Accounts are not annualized.

NON-STANDARDIZED TOTAL RETURNS

From time to time, we also may quote rates of return that reflect changes in the values of each Variable Sub-Account's Accumulation Units. We may quote these "non-standardized total returns" on an annualized, cumulative, year-by-year, or other basis. These rates of return take into account asset-based charges, such as the mortality and expense risk charge and administration charge. However, these rates of return do not reflect withdrawal charges, contract maintenance charges, or any taxes. Such charges, if reflected, would reduce the performance shown.

Annualized returns reflect the rate of return that, when compounded annually, would equal the cumulative rate of return for the period shown. We compute annualized returns according to the following formula:

         Annualized Return = (1 + r)1/n - 1

         where r = cumulative rate of return for the period shown, and n = number of years in the period.

The method of computing annualized rates of return is similar to that for computing standardized performance, described above, except that rather than using a hypothetical $1,000 investment and the ending redeemable value thereof, we use the changes in value of an Accumulation Unit.

Cumulative rates of return reflect the cumulative change in value of an Accumulation Unit over the period shown. Year -by-year rates of return reflect the change in value of an Accumulation Unit during the course of each year shown. We compute these returns by dividing the Accumulation Unit Value at the end of each period shown, by the Accumulation Unit Value at the beginning of that period, and subtracting one. We compute other total returns on a similar basis.

We may quote non-standardized total returns for 1, 3, 5 and 10 year periods, or period since inception of the Variable Sub-Account's operations, as well as other periods, such as year-to-date (prior calendar year end to the day stated in the advertisement); "year to most recent quarter" (prior calendar year end to the end of the most recent quarter); "the prior calendar year"; and the "n" most recent calendar years.


The non-standardized total returns for the Variable Sub-Accounts for the periods ended December 31, 1999 are set out below. The Contracts were first offered for sale as of January 17, 2000. Certain of the Variable Sub-Accounts were available for investment prior to that date. Accordingly, the performance shown reflects the historical performance of the Variable Sub-Accounts, adjusted to reflect the current asset-based charges that apply to the Variable Sub-Accounts under the Contracts (but not the withdrawal charge, contract maintenance charge, or taxes). No non-standardized total returns are shown for the AIM V.I. Money Market Variable Sub-Account. In addition, no non-standardized total returns are shown for the AIM V.I. Blue Chip, AIM V.I. Dent Demographic Trends, AIM V.I. Global Growth and Income, and AIM V.I. Telecommunications and Technology Variable Sub-Accounts which commenced operations on January 3, 2000.

The inception date of each Variable Sub-Account appears under "Standardized Total Returns," above.


(WITHOUT THE ENHANCED DEATH BENEFIT OPTION)
Variable Sub-Account                                   One Year         Five Years        Since
                                                                                         Inception


AIM V.I. Aggressive Growth                               N/A                 N/A                27.78%*
AIM V.I. Balanced                                        N/A                 N/A                14.24%*
AIM V.I. Capital Appreciation                         43.03%                 N/A                 20.59%
AIM V.I. Capital Development                             N/A                 N/A                28.28%*
AIM V.I. Diversified Income                           -2.99%                 N/A                 1.27%
AIM V.I. Global Utilities                             32.10%                 N/A                22.40%
AIM V.I. Government Securities                        -2.40%                 N/A                 3.84%
AIM V.I. Growth                                       33.76%                 N/A                26.22%
AIM V.I. Growth and Income                            32.78%                 N/A                26.55%
AIM V.I. High Yield                                      N/A                 N/A                 5.53%*
AIM V.I. International Equity                         53.35%                 N/A                22.88%
AIM V.I. Value                                        28.48%                 N/A                25.24%


(WITH THE ENHANCED DEATH BENEFIT OPTION)

Variable Sub-Account                                   One Year         Five Years          Since
                                                                                          Inception


AIM V.I. Aggressive Growth                               N/A                 N/A                27.73%*
AIM V.I. Balanced                                        N/A                 N/A                14.20%*
AIM V.I. Capital Appreciation                            42.75%              N/A                20.35%
AIM V.I. Capital Development                             N/A                 N/A                28.24%*
AIM V.I. Diversified Income                              -3.18%              N/A                 1.07%
AIM V.I. Global Utilities                                31.84%              N/A                22.16%
AIM V.I. Government Securities                           -2.59%              N/A                 3.64%
AIM V.I. Growth                                          33.49%              N/A                25.97%
AIM V.I. Growth and Income                               32.52%              N/A                26.30%
AIM V.I. High Yield                                      N/A                 N/A                 5.49%*
AIM V.I. International Equity                            53.05%              N/A                22.64%
AIM V.I. Value                                           28.22%              N/A                24.99%


*Non-standardized total returns for the AIM V.I. Aggressive Growth, AIM V.I. Balanced, AIM V.I. Capital Development, and AIM V.I. High Yield Variable Sub-Accounts are not annualized.

ADJUSTED HISTORICAL TOTAL RETURNS

We may advertise the total return for periods prior to the date that the Variable Sub-Accounts commenced operations. We will calculate such "adjusted historical total returns" using the historical performance of the underlying Funds and adjusting such performance to reflect the current level of charges that apply to the Variable Sub-Accounts under the Contract, the contract maintenance charge and the appropriate withdrawal charge.


The adjusted historical total returns for the Variable Sub-Accounts for the periods ended December 31, 1999 are set out below. No adjusted historical total returns are shown for the AIM V.I. Money Market Variable Sub-Account.


The following list provides the inception date for the Fund corresponding to each of the Variable Sub-Accounts included in the tables.


                                                               Inception Date of
Variable Sub-Account                                          Corresponding Fund


AIM V.I. Aggressive Growth                                       May 1, 1998
AIM V.I. Balanced                                                May 1, 1998
AIM V.I. Blue Chip                                               December 29, 1999
AIM V.I. Capital Appreciation                                    May 5, 1993
AIM V.I. Capital Development                                     May 1, 1998
AIM V.I. Dent Demographic Trends                                 December 29, 1999
AIM V.I. Diversified Income                                      May 5, 1993
AIM V.I. Global Growth and Income                                February 10, 1993*
AIM V.I. Global Utilities                                        May 2, 1994
AIM V.I. Government Securities                                   May 5, 1993
AIM V.I. Growth                                                  May 5, 1993
AIM V.I. Growth and Income                                       May 2, 1994
AIM V.I. High Yield                                              May 1, 1998
AIM V.I. International Equity                                    May 5, 1993
AIM V.I. Telecommunications and Technology                       October 18, 1993*
AIM V.I. Value Fund                                              May 5, 1993

*The inception date of the AIM V.I. Global Growth and Income and AIM V.I. Telecommunications and Technology Funds ("AIM V.I. Funds") is October 15, 1999. For periods prior to the inception dates of the AIM V.I. Funds, the performance shown is based on the historical performance of the AIM G.T. Global Growth and Income and AIM G.T. Telecommunications Funds, adjusted to reflect the current expenses of the AIM V.I. Funds.


(WITHOUT THE ENHANCED DEATH BENEFIT OPTION)

                                                                                            10 Years or
Variable Sub-Account                             One Year            Five Years        Since Inception of
                                                                                           Fund (if less)


AIM V.I. Aggressive Growth                            34.52%               N/A                 18.46%
AIM V.I. Balanced                                     10.93%               N/A                 13.62%
AIM V.I. Blue Chip                                    N/A                  N/A                     0%*
AIM V.I. Capital Appreciation                         34.47%               22.83%              20.28%
AIM V.I. Capital Development                          20.04%               N/A                  6.26%
AIM V.I. Dent Demographic Trends                      N/A                  N/A                     0*
AIM V.I. Diversified Income                           -3.05%                4.66%               3.54%
AIM V.I. Global Growth and Income                     -7.16%               11.43%               9.12%
AIM V.I. Global Utilities                             24.19%               19.32%              16.27%
AIM V.I. Government Securities                        -2.45%                4.60%               3.34%
AIM V.I. Growth                                       25.75%               25.77%              20.12%
AIM V.I. Growth and Income                            24.83%               25.74%              22.41%
AIM V.I. High Yield                                    2.76%               N/A                 -5.60%
AIM V.I. International Equity                         44.18%               19.75%              17.19%
AIM V.I. Telecommunications and Technology            92.09%               31.48%              27.89%**
AIM V.I. Value                                        20.78%               23.94%              20.63%


(WITH THE ENHANCED DEATH BENEFIT OPTION)

                                                                                             10 Years or
Variable Sub-Account                             One Year            Five Years        Since Inception of


AIM V.I. Aggressive Growth                            34.25%               N/A                 18.23%
AIM V.I. Balanced                                     10.70%               N/A                 13.39%
AIM V.I. Blue Chip                                    N/A                  N/A                     0*
AIM V.I. Capital Appreciation                         34.20%               22.59%              20.04%
AIM V.I. Capital Development                          19.80%               N/A                  6.05%
AIM V.I. Dent Demographic Trends                      N/A                  N/A                     0*
AIM V.I. Diversified Income                           -3.24%                4.46%               3.34%
AIM V.I. Global Growth and Income                     -7.35%               11.21%              10.01%
AIM V.I. Global Utilities                             23.94%               19.09%              16.03%
AIM V.I. Government Securities                        -2.65%                4.39%               3.13%
AIM V.I. Growth                                       25.49%               25.52%              19.88%
AIM V.I. Growth and Income                            24.58%               25.49%              22.17%
AIM V.I. High Yield                                    2.55%               N/A                 -5.79%
AIM V.I. International Equity                         43.89%               19.51%              16.96%
AIM V.I. Telecommunications and Technology            91.71%               31.22%              27.64%**
AIM V.I. Value                                        20.54%               23.69%              20.39%





*Adjusted historical total returns for the AIM V.I. Blue Chip and AIM V.I. Dent Demographic Trends Variable Sub-Accounts are not annualized.

**Effective May 1, 2000, the AIM V.I. Telecommunications Fund changed its name to AIM V.I. Telecommunications and Technology Fund to reflect changes in its investment policies. Performance shown for this Fund reflects the investment prolicies of the Fund prior to the change.

CALCULATION OF ACCUMULATION UNIT VALUES

The value of Accumulation Units will change each Valuation Period according to the investment performance of the Fund shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Sub-Account for the current Valuation Period.

NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Sub-account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

         (A) is the sum of:

               (1) the net asset value per share of the Fund underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

               (2)  the  per  share  amount  of any  dividend  or  capital  gain
               distributions   made  by  the  Fund   underlying   the   Variable
               Sub-Account during the current Valuation Period;

          (B) is the net asset value per share of the Fund underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

          (C) is the sum of the annualized mortality and expense risk and administrative expense charges divided by the number of days in the current calendar year and then multiplied by the number of calendar days in the current Valuation Period.

CALCULATION OF VARIABLE INCOME PAYMENTS

We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account less any applicable premium tax charge deducted at the time, to the income payment tables in the Contract. We divide each such portion of the first variable annuity income payment by the Variable Sub-Account's then current Annuity Unit value to determine the number of annuity units ("Annuity Units") upon which later income payments will be based. To determine income payments after the first, we simply multiply the number of Annuity Units determined in this manner for each Variable Sub-Account by the then current Annuity Unit value ("Annuity Unit Value") for that Variable Sub-Account.

CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Fund in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

     o multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

     o dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.

The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states that require the use of unisex tables.

GENERAL MATTERS

INCONTESTABILITY

We will not contest the Contract after we issue it.

SETTLEMENTS

We may require you to return the Contract to us prior to any settlement. We must receive due proof of the Contract owner(s) death (or Annuitant's death if there is a non-natural Contract owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Fund shares held by each of the Variable Sub-Accounts.

The Funds do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Funds' prospectuses for a more complete description of the custodian of the Funds.

PREMIUM TAXES

Applicable premium tax rates depend on the Contract owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts. The State of New York currently does not impose a premium tax.

TAX RESERVES

We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.

FEDERAL TAX MATTERS

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. WE MAKE NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on the individual circumstances of each person. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK

Allstate New York is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code. Since the Variable Account is not an entity separate from Allstate New York, and its operations form a part of Allstate New York, it will not be taxed separately as a "Regulated Investment Company" under Subchapter M of the Code. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the contract. Under existing federal income tax law, Allstate New York believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the contract. Accordingly, Allstate New York does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Allstate New York does not intend to make provisions for any such taxes. If Allstate New York is taxed on investment income or capital gains of the Variable Account, then Allstate New York may impose a charge against the Variable Account in order to make provision for such taxes.

EXCEPTIONS TO THE NON-NATURAL OWNER RULE

There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the Contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain qualified plans; (4) certain contracts used in connection with structured settlement agreements, and (5) contracts purchased with a single premium when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

IRS REQUIRED DISTRIBUTION AT DEATH RULES

In order to be considered an annuity contract for federal income tax purposes, an annuity contract must provide: (1) if any owner dies on or after the annuity start date but before the entire interest in the contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the owner's death; (2) if any owner dies prior to the annuity start date, the entire interest in the contract will be distributed within five years after the date of the owner's death. These requirements are satisfied if any portion of the owner's interest which is payable to (or for the benefit of) a designated beneficiary is distributed over the life of such beneficiary (or over a period not extending beyond the life expectancy of the beneficiary) and the distributions begin within one year of the owner's death. If the owner's designated beneficiary is the surviving spouse of the owner, the contract may be continued with the surviving spouse as the new owner. If the owner of the contract is a non-natural person, then the annuitant will be treated as the owner for purposes of applying the distribution at death rules. In addition, a change in the annuitant on a contract owned by a non-natural person will be treated as the death of the owner.

QUALIFIED PLANS

The Contract may be used with several types of qualified plans. The income on qualified plan and IRA investments is tax deferred and variable annuities held by such plans do not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity in a qualified plan or IRA. Allstate New York reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed below. The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Adverse tax consequences may result from excess contributions, premature distributions, distributions that do not conform to specified commencement and minimum distribution rules, excess distributions and in other circumstances. Contract owners and participants under the plan and annuitants and beneficiaries under the Contract may be subject to the terms and conditions of the plan regardless of the terms of the Contract.

INDIVIDUAL RETIREMENT ANNUITIES

Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity. An IRA generally may not provide life insurance, but it may provide a death benefit that equals the greater of the premiums paid and the Contract's Cash Value. The Contract provides a death benefit that in certain circumstances may exceed the greater of the payments and the Contract Value. It is possible that the death benefit could be viewed as violating the prohibition on investment in life insurance contracts with the result that the Contract would not be viewed as satisfying the requirements of an IRA.

ROTH INDIVIDUAL RETIREMENT ANNUITIES

Section 408A of the Code permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. "Qualified distributions" from Roth Individual Retirement Annuities are not includible in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to the Roth Individual Retirement Annuity, and which are made on or after the date the individual attains age 59 1/2, made to a beneficiary after the owner's death, attributable to the owner being disabled or for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000). "Nonqualified distributions" are treated as made from contributions first and are includible in gross income to the extent such distributions exceed the contributions made to the Roth
Individual Retirement Annuity. The taxable portion of a "nonqualified distribution" may be subject to the 10% penalty tax on premature distributions. Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. The taxable portion of a conversion or rollover distribution is includible in gross income, but is exempted from the 10% penalty tax on premature distributions.

SIMPLIFIED EMPLOYEE PENSION PLANS

Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees using the employees' individual retirement annuities if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to their individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent advice. In particular, employers should consider that an IRA generally may not provide life insurance, but it may provide a death benefit that equals the greater of the premiums paid and the contract's cash value. The Contract provides a death benefit that in certain circumstances may exceed the greater of the payments and the Contract Value.

SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE PLANS)

Sections 408(p) and 401(k) of the Code allow employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees. SIMPLE plans may be structured as a SIMPLE retirement account using an employee's IRA to hold the assets or as a Section 401(k) qualified cash or deferred arrangement. In general, a SIMPLE plan consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to use the Contract in conjunction with SIMPLE plans should seek competent tax and legal advice.

TAX SHELTERED ANNUITIES

Section 403(b) of the Code permits public school employees and employees of certain types of tax-exempt organizations (specified in Section 501(c)(3) of the Code) to have their employers purchase annuity contracts for them, and subject to certain limitations, to exclude the purchase payments from the employees' gross income. An annuity contract used for a Section 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee attains age 59 1/2, separates from service, dies, becomes disabled or on the account of hardship (earnings on salary reduction contributions may not be distributed for hardship). These limitations do not apply to withdrawals where Allstate New York is directed to transfer some or all of the Contract Value to another 403(b) plan.

CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS

Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax favored retirement plans for employees. The Self-Employed Individuals Retirement Act of 1962, as amended, (commonly referred to as "H.R. 10" or "Keogh") permits self-employed individuals to establish tax favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of annuity contracts in order to provide benefits under the plans.

STATE AND LOCAL GOVERNMENT AND TAX-EXEMPT ORGANIZATION
DEFERRED COMPENSATION PLANS

Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. To the extent the Contracts are used in connection with an eligible plan, employees are considered general creditors of the employer and the employer as owner of the contract has the sole right to the proceeds of the contract. Generally, under the non-natural owner rules, such Contracts are not treated as annuity contracts for federal income tax purposes. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. However, under a
Section 457 plan all the compensation deferred under the plan must remain solely the property of the employer, subject only to the claims of the employer's general creditors, until such time as made available to the employee or a beneficiary.

EXPERTS

The financial statements and the related financial statement schedules of Allstate New York as of December 31, 1999 and 1998 and for each of the three years in the period ended December 31, 1999 that appear in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the Variable Account as of December 31, 1999 and for each of the periods in the two years then ended that appear in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

FINANCIAL STATEMENTS

The financial statements of the Variable Account as of December 31, 1999 and for each of the periods in the two years then ended, the financial statements and related financial statement schedules of Allstate New York as of December 31, 1999 and 1998 and for each of the three years in the period ended December 31, 1999 and the accompanying Independent Auditors' Reports appear in the pages that follow. The financial statements and schedules of Allstate New York included herein should be considered only as bearing upon the ability of Allstate New York to meet its obligations under the Contacts.

INDEPENDENT AUDITORS' REPORT

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF
ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK:

We have audited the accompanying Statements of Financial Position of Allstate Life Insurance Company of New York (the "Company", an affiliate of The Allstate Corporation) as of December 31, 1999 and 1998, and the related Statements of Operations and Comprehensive Income, Shareholder's Equity and Cash Flows for each of the three years in the period ended December 31, 1999. Our audits also included Schedule IV - Reinsurance and Schedule V - Valuation and Qualifying Accounts. These financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1999 in conformity with generally accepted accounting principles. Also, in our opinion, Schedule IV - Reinsurance, and Schedule V - Valuation and Qualifying Accounts, when considered in relation to the basic financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ Deloitte & Touche LLP

Chicago, Illinois
February 25, 2000

                                 ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                                       STATEMENTS OF FINANCIAL POSITION



                                                                                     DECEMBER 31,
                                                                        ---------------------------------------
                                                                              1999                 1998
                                                                        ------------------  -------------------
($ in thousands, except par value data)

ASSETS

Investments
   Fixed income securities, at fair value
      (amortized cost $1,858,216 and $1,648,972)                              $ 1,912,545          $ 1,966,067
   Mortgage loans                                                                 166,997              145,095
   Short-term                                                                      46,037               76,127
   Policy loans                                                                    31,109               29,620
                                                                        -----------------   ------------------
         Total investments                                                      2,156,688            2,216,909

Cash                                                                                1,135                3,117
Deferred policy acquisition costs                                                 106,932               87,830
Accrued investment income                                                          25,712               22,685
Reinsurance recoverables                                                            1,949                2,210
Other assets                                                                        7,803                9,887
Separate Accounts                                                                 443,705              366,247
                                                                        -----------------   ------------------
         TOTAL ASSETS                                                        $  2,743,924          $ 2,708,885
                                                                        =================   ==================

LIABILITIES
Reserve for life-contingent contract benefits                                 $ 1,098,016          $ 1,208,104
Contractholder funds                                                              839,157              703,264
Current income taxes payable                                                       10,132               14,029
Deferred income taxes                                                               3,077               25,449
Other liabilities and accrued expenses                                             41,218               23,463
Payable to affiliates, net                                                          4,731               38,835
Separate Accounts                                                                 443,705              366,247
                                                                        -----------------   ------------------
         TOTAL LIABILITIES                                                      2,440,036            2,379,391
                                                                        -----------------   ------------------


COMMITMENTS AND CONTINGENT LIABILITIES (NOTE 13)

SHAREHOLDER'S EQUITY
Common stock, $25 par value, 100,000 and 80,000
      shares authorized, issued and outstanding                                     2,500                2,000
Additional capital paid-in                                                         45,787               45,787
Retained income                                                                   225,367              198,801

Accumulated other comprehensive income:
    Unrealized net capital gains                                                   30,234               82,906
                                                                        -----------------   ------------------
         TOTAL ACCUMULATED OTHER COMPREHENSIVE INCOME                              30,234               82,906
                                                                        -----------------   ------------------
         TOTAL SHAREHOLDER'S EQUITY                                               303,888              329,494
                                                                        -----------------   ------------------
         TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                          $  2,743,924          $ 2,708,885
                                                                        =================   ==================


See notes to financial statements.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                            STATEMENTS OF OPERATIONS
                            AND COMPREHENSIVE INCOME


                                                                                    YEAR ENDED DECEMBER 31,
                                                                  ------------------------------------------------------------
($ in thousands)                                                        1999                 1998                 1997
                                                                  ------------------   ------------------   ------------------

REVENUES
Premiums (net of reinsurance ceded
   of $4,253, $3,204 and $3,087 )                                          $ 63,748             $ 85,771             $ 90,366
Contract charges                                                             38,626               33,281               28,597
Net investment income                                                       148,331              134,413              124,887
Realized capital gains and losses                                            (2,096)               4,697                  701
                                                                          ---------            ---------             --------
                                                                            248,609              258,162              244,551
                                                                          ---------            ---------             --------

COSTS AND EXPENSES
Contract benefits (net of reinsurance recoveries
   of $1,166, $997 and $1,985 )                                             178,267              183,839              179,872
Amortization of deferred policy acquisition costs                             8,985                7,029                5,023
Operating costs and expenses                                                 20,151               24,703               23,644
                                                                          ---------            ---------             --------
                                                                            207,403              215,571              208,539
                                                                          ---------            ---------             --------

INCOME FROM OPERATIONS
   BEFORE INCOME TAX EXPENSE                                                 41,206               42,591               36,012
Income tax expense                                                           14,640               14,934               13,296
                                                                          ---------            ---------             --------

NET INCOME                                                                   26,566               27,657               22,716
                                                                          ---------            ---------             --------

OTHER COMPREHENSIVE (LOSS) INCOME, AFTER TAX
Change in unrealized net capital gains and losses                           (52,672)             18,427                27,627
                                                                          ---------            --------              --------

COMPREHENSIVE (LOSS) INCOME                                               $ (26,106)           $ 46,084              $ 50,343
                                                                          =========            ========              ========













See notes to financial statements.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                       STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                                         DECEMBER 31,
                                                                  ------------------------------------------------------------
                                                                        1999                 1998                 1997
                                                                  ------------------   -------------------   -----------------
($ in thousands)

COMMON STOCK
Balance, beginning of year                                                  $ 2,000              $ 2,000              $ 2,000
Issuance of new shares of stock                                                 500                    -                    -
                                                                  -----------------    -----------------    -----------------

Balance, end of year                                                          2,500                2,000                2,000
                                                                  -----------------    -----------------    -----------------
ADDITIONAL CAPITAL PAID-IN                                                $  45,787             $ 45,787             $ 45,787
                                                                  -----------------    -----------------    -----------------

RETAINED INCOME

Balance, beginning of year                                                $ 198,801            $ 171,144            $ 148,428
Net income                                                                   26,566               27,657               22,716
                                                                  -----------------    -----------------    -----------------
Balance, end of year                                                        225,367              198,801              171,144
                                                                  -----------------    -----------------    -----------------

ACCUMULATED OTHER COMPREHENSIVE INCOME
Balance, beginning of year                                                 $ 82,906             $ 64,479             $ 36,852
Change in unrealized net capital gains
     and losses                                                             (52,672)              18,427               27,627
                                                                  -----------------    -----------------    -----------------
Balance, end of year                                                         30,234               82,906               64,479
                                                                  -----------------    -----------------    -----------------

TOTAL SHAREHOLDER'S EQUITY                                               $  303,888            $ 329,494            $ 283,410
                                                                  =================    =================    =================



















See notes to financial statements.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                            STATEMENTS OF CASH FLOWS



                                                                                    YEAR ENDED DECEMBER 31,
                                                                  ------------------------------------------------------------
($ in thousands)                                                        1999                 1998                 1997
                                                                  ------------------   -------------------   -----------------

CASH FLOWS FROM OPERATING ACTIVITIES

Net income                                                                 $ 26,566             $ 27,657             $ 22,716
Adjustments to reconcile net income to net cash
    provided by operating activities
       Amortization and other non-cash items                                (37,619)             (34,890)             (31,112)
       Realized capital gains and losses                                      2,096               (4,697)                (701)
       Interest credited to contractholder funds                             36,736               41,200               31,667
       Changes in:
           Life-contingent contract benefits and
               contractholder funds                                          38,527               53,343               68,114
           Deferred policy acquisition costs                                (17,262)             (16,693)             (10,781)
           Income taxes payable                                               2,094               13,865                 (158)
           Other operating assets and liabilities                            13,049              (15,974)               8,545
                                                                  -----------------    -----------------    -----------------
Net cash provided by operating activities                                    64,187               63,811               88,290
                                                                  -----------------    -----------------    -----------------

CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales of fixed income securities                              161,443               65,281               15,723
Investment collections
       Fixed income securities                                               21,822              159,648              120,061
       Mortgage loans                                                         7,479                5,855                5,365
Investments purchases
       Fixed income securities                                             (383,961)            (292,444)            (236,984)
       Mortgage loans                                                       (31,888)             (24,252)             (35,200)
Change in short-term investments, net                                        29,493              (55,846)              16,342
Change in policy loans, net                                                  (1,489)              (2,020)              (2,241)
                                                                  -----------------    -----------------    -----------------
               Net cash used in investing activities                       (197,101)            (143,778)            (116,934)
                                                                  -----------------    -----------------    -----------------
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of common stock                                          500                    -                    -
Contractholder fund deposits                                                197,439              137,473               79,384
Contractholder fund withdrawals                                             (67,007)             (54,782)             (51,374)
                                                                  -----------------    -----------------    -----------------
Net cash provided by financing activities                                   130,932               82,691               28,010
                                                                  -----------------    -----------------    -----------------

NET (DECREASE) INCREASE IN CASH                                              (1,982)               2,724                 (634)
CASH AT THE BEGINNING OF YEAR                                                 3,117                  393                1,027
                                                                  -----------------    -----------------    -----------------
CASH AT END OF YEAR                                                        $  1,135              $ 3,117                $ 393
                                                                  =================    =================    =================

See notes to financial statements.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                ($ IN THOUSANDS)


1.    GENERAL

BASIS OF PRESENTATION
The accompanying financial statements include the accounts of Allstate Life Insurance Company of New York (the "Company"), a wholly owned subsidiary of Allstate Life Insurance Company ("ALIC"), which is wholly owned by Allstate Insurance Company ("AIC"), a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These financial statements have been prepared in conformity with generally accepted accounting principles.

To conform with the 1999 presentation, certain amounts in the prior years' financial statements and notes have been reclassified.

NATURE OF OPERATIONS
The Company markets a broad line of life insurance and savings products in the state of New York through a combination of exclusive agencies, securities firms, banks, specialized brokers and through direct response marketing. Life insurance consists of traditional products, including term and whole life, interest-sensitive life and immediate annuities with life contingencies. Savings products include deferred annuities and immediate annuities without life contingencies. Deferred annuities include fixed rate, market value adjusted and variable annuities. Group pension savings products include immediate annuities also referred to as retirement annuities. In 1999, annuity premiums and deposits represented 76.2% of the Company's total statutory premiums and deposits.

The Company monitors economic and regulatory developments which have the potential to impact its business. Recently enacted federal legislation will allow for banks and other financial organizations to have greater participation in the securities and insurance businesses. This legislation may present an increased level of competition for sales of the Company's products. Furthermore, the market for deferred annuities and interest-sensitive life insurance is enhanced by the tax incentives available under current law. Any legislative changes which lessen these incentives are likely to negatively impact the demand for these products.

Additionally, traditional demutualizations of mutual insurance companies and enacted and pending state legislation to permit mutual insurance companies to convert to a hybrid structure known as a mutual holding company could have a number of significant effects on the Company by (1) increasing industry competition through consolidation caused by mergers and acquisitions related to the new corporate form of business; and (2) increasing competition in capital markets.

Although the Company currently benefits from agreements with financial services entities who market and distribute its products, change in control of these non-affliliated entities with which the Company has alliances could negatively impact the Company's sales.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS
Fixed income securities include bonds and mortgage-backed and asset-backed securities. All fixed income securities are carried at fair value and may be sold prior to their contractual maturity ("available for sale"). The difference between amortized cost and fair value, net of deferred income taxes, certain deferred policy acquisition costs, and certain reserves for life-contingent contract benefits, is reflected as a component of shareholder's equity. Provisions are recognized for declines in the value of fixed income securities that are other than temporary. Such writedowns are included in realized capital gains and losses.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                ($ IN THOUSANDS)


Mortgage loans are carried at outstanding principal balance, net of unamortized premium or discount and valuation allowances. Valuation allowances are established for impaired loans when it is probable that contractual principal and interest will not be collected. Valuation allowances for impaired loans reduce the carrying value to the fair value of the collateral or the present value of the loan's expected future repayment cash flows discounted at the loan's original effective interest rate. Valuation allowances on loans not considered to be impaired are established based on consideration of the underlying collateral, borrower financial strength, current and expected market conditions, and other factors.

Short-term investments are carried at cost or amortized cost which approximates fair value, and includes collateral received in connection with securities lending activities. Policy loans are carried at the unpaid principal balances.

Investment income consists primarily of interest and short-term investment dividends. Interest is recognized on an accrual basis and dividends are recorded at the ex-dividend date. Interest income on mortgage-backed and asset-backed securities is determined on the effective yield method, based on estimated principal repayments. Accrual of income is suspended for fixed income securities and mortgage loans that are in default or when the receipt of interest payments is in doubt. Realized capital gains and losses are determined on a specific identification basis.

DERIVATIVE FINANCIAL INSTRUMENTS
The Company utilizes financial futures contracts which are derivative financial instruments. By meeting specific criteria these futures are designated as accounting hedges and accounted for on a deferral basis. In order to qualify as accounting hedges, financial futures contracts must reduce the primary market risk exposure on an enterprise or transaction basis in conjunction with a hedge strategy; be designated as a hedge at the inception of the transaction; and be highly correlated with the fair value of, or interest income or expense associated with, the hedged item at inception and throughout the hedge period. Derivatives that are not designated as accounting hedges are accounted for on a fair value basis.

If, subsequent to entering into a hedge transaction, the financial futures contract becomes ineffective (including if the occurrence of a hedged anticipatory transaction is no longer probable), the Company terminates the derivative position. Gains and losses on these terminations are reported in realized capital gains and losses in the period they occur. The Company may also terminate derivatives as a result of other events or circumstances. Gains and losses on these terminations are deferred and amortized over the remaining life of the hedged item.

The Company accounts for financial futures as hedges using deferral accounting for anticipatory investment purchases and sales when the criteria for futures (discussed above) are met. In addition, anticipated transactions must be probable of occurrence and their significant terms and characteristics identified. Under deferral accounting, gains and losses on financial futures contracts are deferred as other liabilities and accrued expenses. Once the anticipated transaction occurs, the deferred gains and losses are considered part of the cost basis of the asset and reported net of tax in shareholder's equity. The gains and losses deferred are then recognized in conjunction with the earnings on the hedged item. Fees and commissions paid on these derivatives are also deferred as an adjustment to the carrying value of the hedged item.

RECOGNITION OF INSURANCE REVENUE AND RELATED BENEFITS AND INTEREST CREDITED Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products and certain annuities with life contingencies. Premiums from these products are recognized as revenue when due. Benefits are recognized in relation to

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                ($ IN THOUSANDS)

such revenue so as to result in the recognition of profits over the life of the policy and are reflected in contract benefits.

Interest-sensitive life contracts are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and one or more amounts assessed against the contractholder. Premiums from these contracts are reported as deposits to the contractholder funds. Contract charge revenue consists of fees assessed against the contractholder account balance for cost of insurance (mortality risk), contract administration and surrender charges. Contract benefits include interest credited to contracts and claims incurred in excess of the related contractholder account balance.

Limited payment contracts, a type of life-contingent immediate annuity or traditional life product, are contracts that provide insurance protection over a contract period that extends beyond the period in which premiums are collected. Gross premiums in excess of the net premium on limited payment contracts are deferred and recognized over the contract period. Contract benefits are recognized in relation to such revenue so as to result in the recognition of profits over the life of the policy.

Contracts that do not subject the Company to significant risks arising from mortality or morbidity are referred to as investment contracts. Fixed rate annuities, market value adjusted annuities and immediate annuities without life contingencies are considered investment contracts. Deposits received for such contracts are reported as deposits to contractholder funds. Contract charge revenue for investment contracts consists of charges assessed against the contractholder account balance for contract administration and surrenders. Contract benefits include interest credited and claims incurred in excess of the related contractholder account balance.

Crediting rates for fixed rate annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions.

Investment contracts also include variable annuity contracts which are sold as Separate Accounts products. The assets supporting these products are legally segregated and available only to settle Separate Accounts contract obligations. Deposits received are reported as Separate Accounts liabilities. The Company's contract charge revenue for these contracts consists of charges assessed against the Separate Accounts fund balances for contract maintenance, administration, mortality, expense and surrenders.

DEFERRED POLICY ACQUISITION COSTS
Certain costs which vary with and are primarily related to acquiring life and savings business, principally agents and brokers remuneration, premium taxes, certain underwriting costs and direct mail solicitation expenses, are deferred and amortized into income. Deferred policy acquisition costs are periodically reviewed as to recoverability and written down where necessary.

For traditional life insurance and limited payment contracts, these costs are amortized in proportion to the estimated revenue on such business. Assumptions relating to estimated revenue, as well as to all other aspects of the deferred acquisition costs and reserve calculations, are determined based upon conditions as of the date of the policy issue and are generally not revised during the life of the policy. Any deviations from projected business inforce, resulting from actual policy terminations differing from expected levels, and any estimated premium deficiencies change the rate of amortization in the period such events occur. Generally, the amortization period for these contracts approximates the estimated lives of the policies.

For interest-sensitive life and investment contracts, the costs are amortized in proportion to the estimated gross profits on such business over the estimated lives of the contract periods. Gross profits are determined

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                ($ IN THOUSANDS)

at the date of policy issue and comprise estimated investment, mortality, expense margins and surrender charges. Assumptions underlying the gross profits are periodically updated to reflect actual experience, and changes in the amount or timing of estimated gross profits will result in adjustments to the cumulative amortization of these costs.

The present value of future profits inherent in acquired blocks of insurance is classified as a component of deferred policy acquisition costs. The present value of future profits is amortized over the life of the blocks of insurance using current crediting rates.

To the extent unrealized gains or losses on securities carried at fair value would result in an adjustment of estimated gross profits had those gains or losses actually been realized, the related carrying value of deferred acquisition costs, including present value of future profits, are adjusted together with accumulated unrealized net capital gains included in shareholder's equity.

REINSURANCE RECOVERABLE
In the normal course of business, the Company seeks to limit aggregate and single exposure to losses on large risks by purchasing reinsurance from other insurers. Reinsurance recoverables are estimated based upon assumptions consistent with those used in establishing the underlying reinsured contacts. Insurance liabilities are reported gross of reinsurance recoverables. Reinsurance does not extinguish the Company's primary liability under the policies written and therefore reinsurers and amounts recoverable therefrom are regularly evaluated by the Company and allowances for uncollectible reinsurance are established as appropriate.

INCOME TAXES
The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are insurance reserves and deferred policy acquisition costs. Deferred income taxes also arise from unrealized capital gains and losses on fixed income securities carried at fair value.

SEPARATE ACCOUNTS
The Company issues deferred variable annuity contracts, the assets and liabilities of which are legally segregated and recorded as assets and liabilities of the Separate Accounts. Absent any contract provisions wherein the Company contractually guarantees either a minimum return or account value to the beneficiaries of the contractholders in the form of a death benefit, the contractholders bear the investment risk that the Separate Accounts' funds may not meet their stated investment objectives.

The assets of the Separate Accounts are carried at fair value. Separate Accounts liabilities represent the contractholders' claims to the related assets and are carried at the fair value of the assets. In the event that the asset value of certain contractholder accounts are projected to be below the value guaranteed by the Company, a liability is established through a charge to earnings. Investment income and realized capital gains and losses of the Separate Accounts accrue directly to the contractholders and therefore, are not included in the Company's statements of operations and comprehensive income. Revenues to the Company from the Separate Accounts consist of contract maintenance and administration fees, and mortality, surrender and expense charges.

RESERVES FOR LIFE-CONTINGENT CONTRACT BENEFITS
The reserve for life-contingent contract benefits, which relates to traditional life insurance, group retirement annuities, immediate annuities with life contingencies and certain variable annuity guarantees, is computed on the basis of assumptions as to mortality, future investment yields, terminations and

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                ($ IN THOUSANDS)


expenses at the time the policy is issued. These assumptions, which for traditional life insurance are applied using the net level premium method, include provisions for adverse deviation and generally vary by such characteristics as type of coverage, year of issue and policy duration. Detailed reserve assumptions and reserve interest rates are outlined in Note 7. To the extent that unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, the related increase in reserves is recorded as a reduction of the unrealized gains included in shareholder's equity.

CONTRACTHOLDER FUNDS
Contractholder funds arise from the issuance of interest-sensitive life and certain investment contracts. Deposits received are recorded as interest-bearing liabilities. Contractholder funds are equal to deposits received, net of commissions, and interest credited to the benefit of the contractholder less withdrawals, mortality charges and administrative expenses. Detailed information on crediting rates and surrender and withdrawal protection on contractholder funds are outlined in Note 7.

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS
Commitments to extend mortgage loans have only off-balance-sheet risk because their contractual amounts are not recorded in the Company's statements of financial position. The contractual amounts and fair values of these instruments are presented in Note 5.

USE OF ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

NEW ACCOUNTING STANDARDS
In 1999, the Company adopted Statement of Position ("SOP") 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments." The SOP provides guidance concerning when to recognize a liability for insurance-related assessments and how those liabilities should be measured. Specifically, insurance-related assessments should be recognized as liabilities when all of the following criteria have been met: 1) an assessment has been imposed or it is probable that an assessment will be imposed, 2) the event obligating an entity to pay an assessment has occurred and 3) the amount of the assessment can be reasonably estimated. Adoption of this statement was not material to the Company's results of operations or financial position.

PENDING ACCOUNTING STANDARDS
In June 1999, the Financial Accounting Standards Board delayed the effective date of Statement of Financial Accounting Standards ("SFAS") No. 133, "Accounting for Derivative Instruments and Hedging Activities." SFAS 133 replaces existing pronouncements and practices with a single, integrated accounting framework for derivatives and hedging activities. This statement requires that all derivatives be recognized on the balance sheet at fair value. Derivatives that are not hedges must be adjusted to fair value through income. If the derivative is a hedge, depending on the nature of the hedge, changes in the fair value of derivatives will either be offset against the change in the fair value of the hedged assets, liabilities, or firm commitments through earnings or recognized in other comprehensive income until the hedged item is recognized in earnings. Additionally, the change in fair value of a derivative which is not effective as a hedge will be immediately recognized in earnings. The delay was effected through the issuance of SFAS No. 137, which extends the SFAS No. 133 requirements to fiscal years beginning after June 15, 2000. As such, the Company expects to adopt the provisions of SFAS No. 133 as of January 1, 2001. The impact of this statement is dependent upon the Company's derivative positions and market conditions existing at the date of adoption. Based on existing interpretations of the requirements of SFAS

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                ($ IN THOUSANDS)


No. 133, the impact of the adoption is not expected to be material to the results of operations or financial position of the Company.

3.   RELATED PARTY TRANSACTIONS

REINSURANCE

The Company has reinsurance agreements with ALIC in order to limit aggregate and single exposure on large risks. A portion of the Company's premiums and policy benefits are ceded to ALIC and reflected net of such reinsurance in the statements of operations and comprehensive income. Reinsurance recoverables and the related reserve for life-contingent contract benefits and contractholder funds are reported separately in the statements of financial position. The Company continues to have primary liability as the direct insurer for risks reinsured.

The following amounts were ceded to ALIC under reinsurance agreements.



                                                          YEAR ENDED DECEMBER 31,
                                                          -----------------------

                                                 1999               1998               1997
                                                 ----               ----               ----

      Premiums                          $        3,408     $        2,519     $        2,171
      Policy benefits                              211                315                327

Included in reinsurance recoverables at December 31, 1999 and 1998 are the net amounts owed to ALIC of $458 and $3, respectively.

STRUCTURED SETTLEMENT ANNUITIES
The Company issued $14,561, $12,747 and $12,766 of structured settlement annuities, a type of immediate annuity, in 1999, 1998 and 1997, respectively, at prices determined based upon interest rates in effect at the time of purchase, to fund structured settlements in matters involving AIC. Of these amounts, $4,298, $5,152 and $3,468 relate to structured settlement annuities with life contingencies and are included in premium income in 1999, 1998 and 1997, respectively. Additionally, the reserve for life-contingent contract benefits was increased by approximately 94% of such premium received in each of these years. In most cases, these annuities were issued to Allstate Settlement Corporation ("ASC"), a subsidiary of ALIC, which, under a "qualified assignment", assumed AIC's obligation to make the future payments.

AIC has issued surety bonds to guarantee the payment of structured settlement benefits assumed by ASC (from both AIC and non-related parties) and funded by certain annuity contracts issued by the Company. ASC has entered into General Indemnity Agreements pursuant to which it indemnified AIC for any liabilities associated with the surety bonds and gives AIC certain collateral security rights with respect to the annuities and certain other rights in the event of any defaults covered by the surety bonds. Reserves recorded by the Company for annuities related to the surety bonds were $1.19 billion and $1.08 billion at December 31, 1999 and 1998, respectively.

BUSINESS OPERATIONS
The Company utilizes services performed by AIC and ALIC and business facilities owned or leased, and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses AIC and ALIC for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation and retirement and other benefit programs, allocated to the Company were $16,155, $23,369 and $19,425 in 1999, 1998 and 1997, respectively. A

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                ($ IN THOUSANDS)


portion of these expenses relate to the acquisition of business which are deferred and amortized over the contract period.

4.   INVESTMENTS

FAIR VALUES

The amortized cost, gross unrealized gains and losses, and fair value for fixed income securities are as follows:


                                                                            GROSS UNREALIZED
                                                    AMORTIZED               ----------------               FAIR
                                                       COST             GAINS            LOSSES            VALUE
                                                       ----             -----            ------            -----

AT DECEMBER 31, 1999

U.S. government and agencies                     $      413,875    $       53,717   $       (2,705)   $      464,887
Municipal                                                60,256               997           (1,976)           59,277
Corporate                                               996,298            36,303          (31,695)        1,000,906
Foreign government                                       61,987             3,217             (639)           64,565
Mortgage-backed securities                              291,304             4,770           (7,370)          288,704
Asset-backed securities                                  34,496                26             (316)           34,206
                                                 --------------    --------------   --------------    --------------
  Total fixed income securities                  $    1,858,216    $       99,030   $      (44,701)   $    1,912,545
                                                 ==============    ==============   ==============    ==============

AT DECEMBER 31, 1998

U.S. government and agencies                     $      443,930    $      179,455    $          (1)  $      623,384
Municipal                                                31,617             2,922              (19)          34,520
Corporate                                               848,289           121,202             (899)         968,592
Mortgage-backed securities                              291,520            14,294             (700)         305,114
Asset-backed securities                                  33,616               869              (28)          34,457
                                                 --------------    --------------    --------------  --------------
  Total fixed income securities                  $    1,648,972    $      318,742    $      (1,647)  $    1,966,067
                                                 ==============    ==============    ==============  ==============

SCHEDULED MATURITIES

The scheduled maturities for fixed income securities are as follows at December 31, 1999:


                                                                           AMORTIZED           FAIR
                                                                             COST             VALUE
                                                                             ----             -----

Due in one year or less                                                 $         6,720  $         6,798
Due after one year through five years                                           168,795          168,859
Due after five years through ten years                                          217,305          218,381
Due after ten years                                                           1,139,596        1,195,597
                                                                        ---------------  ---------------
                                                                              1,532,416        1,589,635

Mortgage- and asset-backed securities                                           325,800          322,910
                                                                        ---------------  ---------------
  Total                                                                 $     1,858,216  $     1,912,545
                                                                        ===============  ===============

Actual maturities may differ from those scheduled as a result of prepayments by the issuers.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                ($ IN THOUSANDS)

NET INVESTMENT INCOME
YEAR ENDED DECEMBER 31,                                             1999             1998             1997
                                                                    ----             ----             ----


Fixed income securities                                       $     135,561     $     124,100    $     116,763
Mortgage loans                                                       12,346            10,309            7,896
Other                                                                 3,495             2,940            2,200
                                                              -------------     -------------    -------------
  Investment income, before expense                                 151,402           137,349          126,859
  Investment expense                                                  3,071             2,936            1,972
                                                              -------------     -------------    -------------
  Net investment income                                       $     148,331     $     134,413    $     124,887
                                                              =============     =============    =============

REALIZED CAPITAL GAINS AND LOSSES

YEAR ENDED DECEMBER 31,                                            1999              1998             1997
                                                                   ----              ----             ----

Fixed income securities                                           $ (2,207)         $ 4,755             $  955
Mortgage loans                                                          42              (65)              (221)
Other                                                                   69                7                (33)
                                                              ------------      -----------      -------------

   Realized capital gains and losses                                (2,096)           4,697                701
   Income taxes                                                       (765)           1,644                245
                                                              ------------      -----------      -------------
   Realized capital gains and losses, after tax                   $ (1,331)         $ 3,053             $  456
                                                              ============      ===========      =============

Excluding calls and prepayments, gross gains of $1,713, $2,905 and $471 and gross losses of $3,920, $164 and $105 were realized on sales of fixed income securities during 1999, 1998 and 1997, respectively.

UNREALIZED NET CAPITAL GAINS

Unrealized net capital gains on fixed income securities included in shareholder's equity at December 31, 1999 are as follows:

                                        COST/                                  GROSS UNREALIZED              UNREALIZED
                                    AMORTIZED COST      FAIR VALUE          GAINS             LOSSES          NET GAINS
                                    --------------      ----------          -----             ------          ---------
 Fixed income securities               $1,858,216        $1,912,545         $ 99,030          $(44,701)       $ 54,329
                                       ==========        ==========         ========          ========
 Reserve for life-contingent
    contract benefits                                                                                           (7,815)
 Deferred income taxes                                                                                         (16,280)
                                                                                                              --------
 Unrealized net capital gains                                                                                 $ 30,234
                                                                                                              ========


CHANGE IN UNREALIZED NET CAPITAL GAINS
YEAR ENDED DECEMBER 31,                                            1999             1998             1997
                                                                   ----             ----             ----

Fixed income securities                                         $(262,766)       $ 70,948          $123,519
Reserves for life contingent-contract benefits                    179,891         (42,251)          (80,155)
Deferred income taxes                                              28,362          (9,922)          (14,876)
Deferred policy acquisition costs and other                         1,841            (348)             (861)
                                                                ---------        --------          --------
(Decrease) increase in unrealized net capital gains             $ (52,672)       $ 18,427          $ 27,627
                                                                =========        ========          ========

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                ($ IN THOUSANDS)

INVESTMENT LOSS PROVISIONS AND VALUATION ALLOWANCES
Pretax provisions for investment losses, principally relating to valuation allowances on mortgage loans were $114 and $261 in 1998 and 1997, respectively. There was not a provision for investment losses in 1999.

MORTGAGE LOAN IMPAIRMENT
A mortgage loan is impaired when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement.

The Company had no impaired loans at December 31, 1999 and 1998.

Valuation allowances for mortgage loans at December 31, 1999, 1998 and 1997 were $600, $600 and $486, respectively. For the years ended December 31, 1999, 1998 and 1997, there were no reductions of the mortgage loan valuation allowance for dispositions of impaired loans. Net additions to the mortgage loan valuation allowances were $114 and $261 for the years ended December 31, 1998 and 1997, respectively. There were no additions or reductions to the mortgage loan valuation allowance for the year ended December 31, 1999.

INVESTMENT CONCENTRATION FOR MUNICIPAL BOND AND COMMERCIAL MORTGAGE PORTFOLIOS AND OTHER INVESTMENT INFORMATION

The Company maintains a diversified portfolio of municipal bonds. The largest concentrations in the portfolio are presented below. Except for the following, holdings in no other state exceeded 5% of the portfolio at December 31, 1999:

(% of municipal bond portfolio carrying value)          1999                1998
                                                        ----                ----

         Arizona                                        22.7%                   - %
         California                                     20.2                  17.4
         Ohio                                           16.4                  30.2
         Illinois                                       11.6                  21.1
         Pennsylvania                                    7.5                    -
         Indiana                                         5.0                    -

The Company's mortgage loans are collateralized by a variety of commercial real estate property types located throughout the United States. Substantially all of the commercial mortgage loans are non-recourse to the borrower. The states with the largest portion of the commercial mortgage loan portfolio are listed below. Except for the following, holdings in no other state exceeded 5% of the portfolio at December 31, 1999:

(% of commercial mortgage portfolio carrying value)     1999                 1998
                                                        ----                 ----

         California                                     34.9%               41.9%
         New York                                       27.6                26.3
         Illinois                                       13.2                15.8
         New Jersey                                     12.3                 6.9
         Pennsylvania                                    9.7                 6.2

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                ($ IN THOUSANDS)

The types of properties collateralizing the commercial mortgage loans at December 31, are as follows:

(% of commercial mortgage portfolio carrying value)         1999                1998
                                                            ----                ----

         Retail                                              33.1%               39.5%
         Office buildings                                    18.9                11.7
         Warehouse                                           18.5                19.2
         Apartment complex                                   15.8                18.5
         Industrial                                           4.6                 5.5
         Other                                                9.1                 5.6
                                                            -----               -----
                                                            100.0%              100.0%
                                                            =====               =====

The contractual maturities of the commercial mortgage loan portfolio as of December 31, 1999, for loans that were not in foreclosure are as follows:

                                NUMBER OF LOANS                    CARRYING VALUE                   PERCENT
                                ---------------                    --------------                   -------

2000                                    2                          $         4,475                     2.7%
2001                                    5                                    7,165                     4.3
2002                                    2                                    5,904                     3.5
2004                                    4                                    5,289                     3.2
Thereafter                             33                                  144,164                    86.3
                                    -----                          ---------------                   -----
     Total                             46                          $       166,997                   100.0%
                                    =====                          ===============                   =====

In 1999, there were no commercial mortgage loans which were contractually due.

SECURITIES ON DEPOSIT

At December 31, 1999, fixed income securities with a carrying value of $1,903 were on deposit with regulatory authorities as required by law.

5.   FINANCIAL INSTRUMENTS

In the normal course of business, the Company invests in various financial assets, incurs various financial liabilities and enters into agreements involving derivative financial instruments and other off-balance-sheet financial instruments. The fair value estimates of financial instruments presented on the following page are not necessarily indicative of the amounts the Company might pay or receive in actual market transactions. Potential taxes and other transaction costs have not been considered in estimating fair value. The disclosures that follow do not reflect the fair value of the Company as a whole since a number of the Company's significant assets (including deferred policy acquisition costs and reinsurance recoverables) and liabilities (including traditional life and interest-sensitive life insurance reserves and deferred income taxes) are not considered financial instruments and are not carried at fair value. Other assets and liabilities considered financial instruments such as accrued investment income and cash are generally of a short-term nature. Their carrying values are assumed to approximate fair value.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                ($ IN THOUSANDS)

FINANCIAL ASSETS

The carrying value and fair value of financial assets at December 31, are as follows:


                                                         1999                                1998
                                                         ----                                ----
                                             CARRYING             FAIR             CARRYING            FAIR
                                               VALUE              VALUE              VALUE            VALUE
                                               -----              -----              -----            -----

Fixed income securities                  $    1,912,545     $    1,912,545     $      1,966,067   $     1,966,067
Mortgage loans                                  166,997            159,853              145,095           154,872
Short-term investments                           46,037             46,037               76,127            76,127
Policy loans                                     31,109             31,109               29,620            29,620
Separate Accounts                               443,705            443,705              366,247           366,247

CARRYING VALUE AND FAIR VALUE INCLUDE THE EFFECTS OF DERIVATIVE FINANCIAL INSTRUMENTS WHERE APPLICABLE.

Fair values for fixed income securities are based on quoted market prices where available. Non-quoted securities are valued based on discounted cash flows using current interest rates for similar securities. Mortgage loans are valued based on discounted contractual cash flows. Discount rates are selected using current rates at which similar loans would be made to borrowers with similar characteristics, using similar properties as collateral. Loans that exceed 100% loan-to-value are valued at the estimated fair value of the underlying collateral. Short-term investments are highly liquid investments with maturities of less than one year whose carrying value are deemed to approximate fair value.

The carrying value of policy loans are deemed to approximate fair value. Separate Accounts assets are carried in the statements of financial position at fair value based on quoted market prices.

FINANCIAL LIABILITIES

The carrying value and fair value of financial liabilities at December 31, are as follows:


                                                        1999                                      1998
                                                        ----                                      ----
                                               CARRYING             FAIR               CARRYING            FAIR
                                                 VALUE              VALUE                VALUE             VALUE
                                                 -----              -----                -----             -----
Contractholder funds on
   investment contracts                   $      627,488      $     605,113      $      512,239     $     518,448
Separate Accounts                                443,705            443,705             366,247           366,247

The fair value of contractholder funds on investment contracts is based on the terms of the underlying contracts. Reserves on investment contracts with no stated maturities (single premium and flexible premium deferred annuities) are valued at the account balance less surrender charges. The fair value of immediate annuities and annuities without life contingencies with fixed terms is estimated using discounted cash flow calculations based on interest rates currently offered for contracts with similar terms and durations. Separate Accounts liabilities are carried at the fair value of the underlying assets.

DERIVATIVE FINANCIAL INSTRUMENTS
The only derivative financial instruments used by the Company are financial futures contracts. The Company primarily uses this derivative financial instrument to reduce its exposure to market risk, specifically interest rate risk, in conjunction with asset/liability management. The Company does not hold or issue these instruments for trading purposes.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                ($ IN THOUSANDS)





The following table summarizes the contract amount, credit exposure, fair value and carrying value of the Company's derivative financial instruments:

                                                                                                       CARRYING
                                                                                                         VALUE
                                                   CONTRACT           CREDIT             FAIR            ASSETS/
                                                    AMOUNT           EXPOSURE           VALUE         (LIABILITIES)
                                                    ------           --------           -----         -------------
AT DECEMBER 31, 1999
Financial futures contracts                      $     8,700       $         -       $       (29)     $       588

AT DECEMBER 31, 1998
Financial futures contracts                      $    15,000       $         -       $       (15)     $      (223)

CARRYING VALUE IS REPRESENTATIVE OF DEFERRED GAINS AND LOSSES.

The contract amounts are used to calculate the exchange of contractual payments under the agreements and are not representative of the potential for gain or loss on these agreements.

Credit exposure represents the Company's potential loss if all of the counterparties failed to perform under the contractual terms of the contracts and all collateral, if any, became worthless. This exposure is measured by the fair value of contracts with a positive fair value at the reporting date. The Company manages its exposure to credit risk primarily by establishing risk control limits. To date, the Company has not incurred any losses as financial futures contracts have limited off-balance-sheet credit risk as they are executed on organized exchanges and require daily cash settlement of margins.

Fair value is the estimated amount that the Company would receive (pay) to terminate or assign the contracts at the reporting date, thereby taking into account the current unrealized gains or losses of open contracts. Dealer and exchange quotes are used to value the Company's derivatives.

Financial futures are commitments to either purchase or sell designated financial instruments at a future date for a specified price or yield. They may be settled in cash or through delivery. As part of its asset/liability management, the Company generally utilizes financial futures contracts to manage its market risk related to anticipatory investment purchases and sales. Financial futures used as hedges of anticipatory transactions pertain to identified transactions which are probable to occur and are generally completed within 90 days.

Market risk is the risk that the Company will incur losses due to adverse changes in market rates and prices. Market risk exists for all of the derivative financial instruments that the Company currently holds, as these instruments may become less valuable due to adverse changes in market conditions. The Company mitigates this risk through established risk control limits set by senior management. In addition, the change in the value of the Company's derivative financial instruments designated as hedges are generally offset by the change in the value of the related assets and liabilities.

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS
Commitments to extend mortgage loans are agreements to lend to a borrower provided there is no violation of any condition established in the contract. The Company enters into these agreements to commit to future loan fundings at a predetermined interest rate. Commitments generally have fixed expiration dates or other termination clauses. Commitments to extend mortgage loans, which are secured by the underlying properties, are valued based on estimates of fees charged by other institutions to make

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                ($ IN THOUSANDS)


similar commitments to borrowers. At December 31, 1999, the Company had $10,000 in mortgage loan commitments which had a fair value of $100. The Company had no mortgage loan commitments at December 31, 1998.

6.       DEFERRED POLICY ACQUISITION COSTS

Certain costs of acquiring business which were deferred and amortized for the years ended December 31, 1999 and 1998 are as follows:


                                                                 1999                 1998
                                                                 ----                 ----

          Balance, beginning of year                             $ 87,830            $ 71,946
          Acquisition costs deferred                               26,247              23,723
          Amortization charged to income                           (8,861)             (8,238)
          Adjustment from unlocking assumptions                      (124)              1,209
          Effect of unrealized gains/(losses)                       1,840                (810)
                                                             ------------        ------------

          Balance, end of year                                  $ 106,932            $ 87,830
                                                             ============        ============


7.       RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS

At December 31, the reserve for life-contingent contract benefits consists of the following:

                                                                                 1999               1998
                                                                                 ----               ----
                     Immediate annuities:
                          Structured settlement annuities                       $ 1,024,049        $ 1,135,813
                          Other immediate annuities                                   2,933              2,577
                     Traditional life                                                70,254             68,511
                     Other                                                              780              1,203
                                                                                -----------       ------------
                          Total life-contingent contract benefits               $ 1,098,016        $ 1,208,104
                                                                                ===========       ============


The assumptions for mortality generally utilized in calculating reserves include, the U.S. population with projected calendar year improvements and age setbacks for impaired lives for structured settlement annuities; the 1983 group annuity mortality table for other immediate annuities; and actual Company experience plus loading for traditional life. Interest rate assumptions vary from 3.5% to 10.3% for immediate annuities and 4.5% to 7.0% for traditional life. Other estimation methods include the present value of contractually fixed future benefits for structured settlement annuities, the present value of expected future benefits based on historical experience for other immediate annuities and the net level premium reserve method using the Company's withdrawal experience rates for traditional life.

Premium deficiency reserves are established, if necessary and have been recorded for the structured settlement annuity business, to the extent the unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized. A liability of $8 million and $188 million is included in the reserve for life-contingent contract benefits with respect to this deficiency for the years ended December 31, 1999 and 1998, respectively. The decrease in this liability in 1999 reflects declines in unrealized capital gains on fixed income securities.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                ($ IN THOUSANDS)

At December 31, contractholder funds consists of the following:


                                                                                 1999               1998
                                                                                 ----               ----

                     Interest-sensitive life                                      $211,729            $189,970
                     Fixed annuities:
                          Immediate annuities                                      303,564             285,977
                          Deferred annuities                                       273,864             177,317
                     Other investment contracts                                     50,000              50,000
                                                                                  --------            --------
                          Total contractholder funds                              $839,157            $703,264
                                                                                  ========            ========


Contractholder funds are equal to deposits received, net of commissions, and interest credited to the benefit of the contractholder less withdrawals, mortality charges and administrative expenses. Interest rates credited range from 5.5% to 6.5% for interest-sensitive life contracts; 3.5% to 9.8% for immediate annuities; 4.0% to 7.9% for deferred annuities and 6.6% for other investment contracts. Withdrawal and surrender charge protection includes: i) for interest-sensitive life, either a percentage of account balance or dollar amount grading off generally over 20 years; and ii) for deferred annuities not subject to a market value adjustment, either a declining or a level percentage charge generally over nine years or less. Approximately 2% of deferred annuities are subject to a market value adjustment.

8.       CORPORATION RESTRUCTURING

On November 10, 1999 the Corporation announced a series of strategic initiatives to aggressively expand its selling and servicing capabilities. The Corporation also announced that it is implementing a program to reduce expenses by approximately $600 million. The reduction will result in the elimination of approximately 4,000 current non-agent positions, across all employment grades and categories by the end of 2000, or approximately 10% of the Corporation's non-agent work force. The impact of the reduction in employee positions is not expected to materially impact the results of operations of the Company.

These cost reductions are part of a larger initiative to redeploy the cost savings to finance new initiatives including investments in direct access and internet channels for new sales and service capabilities, new competitive pricing and underwriting techniques, new agent and claim technology and enhanced marketing and advertising. As a result of the cost reduction program, the Corporation recorded restructuring and related charges of $81 million pretax during the fourth quarter of 1999. The Corporation anticipates that additional pretax restructuring related charges of approximately $100 million will be expensed as incurred throughout 2000. The Company's allocable share of these expenses were immaterial in 1999 and are expected to be immaterial in 2000.

9.       INCOME TAXES

The Company joins the Corporation and its other eligible domestic subsidiaries (the "Allstate Group") in the filing of a consolidated federal income tax return and is party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Company pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Company in the consolidated federal income tax return. Effectively, this

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                ($ IN THOUSANDS)


results in the Company's annual income tax provision being computed, with adjustments, as if the Company filed a separate return.

Prior to June 30, 1995, the Corporation was a subsidiary of Sears, Roebuck & Co. ("Sears") and, with its eligible domestic subsidiaries, was included in the Sears consolidated federal income tax return and federal income tax allocation agreement. Effective June 30, 1995, the Corporation and Sears entered into a new tax sharing agreement, which governs their respective rights and obligations with respect to federal income taxes for all periods during which the Corporation was a subsidiary of Sears, including the treatment of audits of tax returns for such periods.

The Internal Revenue Service ("IRS") has completed its review of the Allstate Group's federal income tax returns through the 1993 tax year. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material impact on the financial position, liquidity or results of operations of the Company.

The components of the deferred income tax assets and liabilities at December 31, are as follows:

                                                                               1999               1998
                                                                               ----               ----
DEFERRED ASSETS
Life and annuity reserves                                                        $ 42,248           $ 41,073
Discontinued operations                                                               366                364
Other postretirement benefits                                                         296                328
Other assets                                                                        1,319              2,023
                                                                            -------------      -------------
      Total deferred assets                                                        44,229             43,788

DEFERRED LIABILITIES

Deferred policy acquisition costs                                                 (25,790)           (20,573)
Unrealized net capital gains                                                      (16,280)           (44,642)
Difference in tax bases of investments                                             (3,194)            (1,784)
Prepaid commission expense                                                           (682)              (790)
Other liabilities                                                                  (1,360)            (1,448)
                                                                            -------------      -------------
      Total deferred liabilities                                                  (47,306)           (69,237)
                                                                            -------------      -------------
      Net deferred liability                                                  $   (3,077)       $    (25,449)
                                                                            =============      =============


The components of income tax expense for the year ended December 31, are as follows:

                                                             1999               1998               1997
                                                             ----               ----               ----

Current                                                     $  8,650            $ 13,679           $ 14,874
Deferred                                                       5,990               1,255             (1,578)
                                                            --------            --------           --------
      Total income tax expense                              $ 14,640            $ 14,934           $ 13,296
                                                            ========            ========           ========

The Company paid income taxes of $12,547, $3,788 and $13,350 in 1999, 1998 and 1997, respectively.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                ($ IN THOUSANDS)

A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the year ended December 31, is as follows:


                                                                1999              1998        1997
                                                                ----              ----        ----

   Statutory federal income tax rate                           35.0%             35.0%       35.0%
   State income tax expense                                     1.6               1.6         2.2
   Other                                                       (1.1)             (1.5)        (.3)
                                                              -----             -----       -----
   Effective income tax rate                                   35.5%             35.1%       36.9%
                                                              =====             =====       =====

Prior to January 1, 1984, the Company was entitled to exclude certain amounts from taxable income and accumulate such amounts in a "policyholder surplus" account. The balance in this account at December 31, 1999, approximately $389, will result in federal income taxes payable of $136 if distributed by the Company. No provision for taxes has been made as the Company has no plan to distribute amounts from this account. No further additions to the account have been permitted since the Tax Reform Act of 1984.

10.      STATUTORY FINANCIAL INFORMATION

The Company's statutory capital and surplus was $214,738 and $196,416 at December 31, 1999 and 1998, respectively. The Company's statutory net income was $18,767, $13,649 and $18,592 for the years ended December 31, 1999, 1998 and
1997, respectively.

PERMITTED STATUTORY ACCOUNTING PRACTICES

The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the New York Department of Insurance. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company does not follow any permitted statutory accounting practices that have a significant impact on statutory surplus or statutory net income.

The NAIC's codification initiative has produced a comprehensive guide of statutory accounting principles, which the Company will implement in January 2001. The Company's state of domicile, New York, continues to review codification and existing statutory accounting requirements for desired revisions to existing state laws and regulations. The requirements are not expected to have a material impact on the statutory surplus of the Company.

DIVIDENDS
The ability of the Company to pay dividends is dependent on business conditions, income, cash requirements of the Company and other relevant factors. Under New York Insurance Law, a notice of intention to distribute any dividend must be filed with the New York Superintendent of Insurance not less than 30 days prior to the distribution. Such proposed declaration is subject to the Superintendent's disapproval.

RISK-BASED CAPITAL
The NAIC has a standard for assessing the solvency of insurance companies, which is referred to as risk-based capital ("RBC"). The requirement consists of a formula for determining each insurer's RBC and a model law specifying regulatory actions if an insurer's RBC falls below specified levels. The RBC formula for life insurance companies establishes capital requirements relating to insurance, business, asset and

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                ($ IN THOUSANDS)


interest rate risks. At December 31, 1999, RBC for the Company was significantly above a level that would require regulatory action.

11.      BENEFIT PLANS

PENSION PLANS
Defined benefit pension plans, sponsored by AIC, cover domestic full-time employees and certain part-time employees. Benefits under the pension plans are based upon the employee's length of service, average annual compensation and estimated social security retirement benefits. AIC's funding policy for the pension plans is to make annual contributions in accordance with accepted actuarial cost methods. The (benefit) and cost to the Company included in net income was $(263), $382 and $597 for the pension plans in 1999, 1998 and 1997, respectively.

POSTRETIREMENT BENEFITS OTHER THAN PENSIONS
AIC also provides certain health care and life insurance benefits for retired employees. Qualified employees may become eligible for these benefits if they retire in accordance with AIC's established retirement policy and are continuously insured under AIC's group plans or other approved plans for ten or more years prior to retirement. AIC shares the cost of the retiree medical benefits with retirees based on years of service, with AIC's share being subject to a 5% limit on annual medical cost inflation after retirement. AIC's postretirement benefit plans currently are not funded. AIC has the right to modify or terminate these plans.

PROFIT SHARING FUND
Employees of the Corporation and its domestic subsidiaries, including the Company are also eligible to become members of The Savings and Profit Sharing Fund of Allstate Employees ("Allstate Plan"). The Corporation's contributions are based on the Corporation's matching obligation and performance.

The Company paid $176, $567, $164 in 1999, 1998 and 1997, respectively for profit sharing.

12.      OTHER COMPREHENSIVE INCOME

The components of other comprehensive income on a pretax and after-tax basis for the year ended December 31, are as follows:

                                               1999                           1998                            1997
                                  ------------------------------  -----------------------------  ------------------------------
                                                         AFTER-                         AFTER-                          AFTER-
                                   PRETAX       TAX       TAX     PRETAX       TAX       TAX      PRETAX       TAX       TAX
                                   ------       ---      ------   ------       ---      -------   ------      -------   ------

UNREALIZED CAPITAL GAINS
 AND LOSSES:
     Unrealized holding
        (losses) gains arising
        during the period         $(83,241)  $ 29,134  $(54,107)  $ 33,218  $(11,626)  $ 21,592  $ 43,686   $(15,290)  $ 28,396
      Less: reclassification
        adjustments                 (2,207)       772    (1,435)     4,869    (1,704)     3,165     1,183       (414)       769
                                  --------   --------  --------   --------  --------   --------  --------   --------   --------

Unrealized net capital
 (losses) gains                    (81,034)    28,362   (52,672)    28,349    (9,922)    18,427    42,503    (14,876)    27,627
                                  --------   --------  --------   --------  --------   --------  --------   --------   --------
Other comprehensive
 (loss) income                    $(81,034)  $ 28,362  $(52,672)  $ 28,349  $ (9,922)  $ 18,427  $ 42,503   $(14,876)  $ 27,627
                                  ========   ======== =========   ========  ========   ========  ========   ========   ========

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                ($ IN THOUSANDS)

13.      COMMITMENTS AND CONTINGENT LIABILITIES

REGULATIONS AND LEGAL PROCEEDINGS
The Company's business is subject to the effect of a changing social, economic and regulatory environment. Public and regulatory initiatives have varied and have included employee benefit regulation, controls on medical care costs, removal of barriers preventing banks from engaging in the securities and insurance business, tax law changes affecting the taxation of insurance companies, the tax treatment of insurance products and its impact on the relative desirability of various personal investment vehicles, and proposed legislation to prohibit the use of gender in determining insurance rates and benefits. The ultimate changes and eventual effects, if any, of these initiatives are uncertain.

From time to time the Company is involved in pending and threatened litigation in the normal course of its business in which claims for monetary damages are asserted. In the opinion of management, the ultimate liability, if any, arising from such pending or threatened litigation is not expected to have a material effect on the results of operations, liquidity or financial position of the Company.

GUARANTY FUNDS
Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. The Company's expense related to these funds have been immaterial.

MARKETING AND COMPLIANCE ISSUES
Companies operating in the insurance and financial services markets have come under the scrutiny of regulators with respect to market conduct and compliance issues. Under certain circumstances, companies have been held responsible for providing incomplete or misleading sales materials and for replacing existing policies with policies that were less advantageous to the policyholder. The Company monitors its sales materials and enforces compliance procedures to mitigate any exposure to potential litigation. The Company is a member of the Insurance Marketplace Standards Association, an organization which advocates ethical market conduct.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                            SCHEDULE IV--REINSURANCE
                                ($ IN THOUSANDS)


                                                   GROSS                                   NET
YEAR ENDED DECEMBER 31, 1999                      AMOUNT              CEDED              AMOUNT
----------------------------                      ------              -----              ------

Life insurance in force                      $ 14,140,049       $ 1,066,993         $ 13,073,056
                                             ============       ===========         ============

Premiums and contract charges:
    Life and annuities                       $     99,760       $     3,397         $     96,363
    Accident and health                             6,867               856                6,011
                                             ------------       -----------         ------------
                                             $    106,627       $   4,253           $    102,374
                                             ============       ===========         ============



                                                   GROSS                                   NET
YEAR ENDED DECEMBER 31, 1998                      AMOUNT              CEDED              AMOUNT
----------------------------                      ------              -----              ------

Life insurance in force                      $ 12,656,826       $ 857,500           $ 11,799,326
                                             ============       =========           ============
Premiums and contract charges:

    Life and annuities                       $    116,455       $   2,318           $    114,137
    Accident and health                             5,801             886                  4,915
                                             ------------       ---------           ------------
                                             $    122,256       $   3,204           $    119,052
                                             ============       =========           ============



                                                   GROSS                                   NET
YEAR ENDED DECEMBER 31, 1997                      AMOUNT              CEDED              AMOUNT
----------------------------                      ------              -----              ------

Life insurance in force                      $ 11,339,990       $ 721,040           $ 10,618,950
                                             ============       =========           ============
Premiums and contract charges:
    Life and annuities                       $    116,167       $   2,185           $    113,982
    Accident and health                             5,883             902                  4,981
                                             ------------       ---------           ------------
                                             $    122,050       $   3,087           $    118,963
                                             ============       =========           ============

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                  SCHEDULE V--VALUATION AND QUALIFYING ACCOUNTS
                                ($ IN THOUSANDS)


                                                    BALANCE AT       CHARGED TO                         BALANCE AT
                                                    BEGINNING         COSTS AND                           END OF
                                                    OF PERIOD         EXPENSES         DEDUCTIONS         PERIOD
                                                    ---------         --------         ----------         ------

YEAR ENDED DECEMBER 31, 1999

Allowance for estimated losses
   on mortgage loans                              $        600      $          -     $          -      $        600
                                                  ============      ============     ============      ============


YEAR ENDED DECEMBER 31, 1998

Allowance for estimated losses
   on mortgage loans                              $        486      $        114     $          -      $        600
                                                  ============      ============     ============      ============


YEAR ENDED DECEMBER 31, 1997

Allowance for estimated losses
   on mortgage loans                              $        225      $        261     $          -      $        486
                                                  ============      ============     ============      ============

                                   ---------------------------------------------
                                   ALLSTATE LIFE OF NEW
                                   YORK SEPARATE
                                   ACCOUNT A
                                   FINANCIAL STATEMENTS AS OF DECEMBER 31, 1999
                                   AND FOR THE PERIODS ENDED DECEMBER 31, 1999
                                   AND DECEMBER 31, 1998 AND INDEPENDENT
                                   AUDITORS' REPORT

INDEPENDENT AUDITORS' REPORT


To the Board of Directors and Shareholder of Allstate Life Insurance Company of New York:

We have audited the accompanying statement of net assets of Allstate Life of New York Separate Account A as of December 31, 1999 (including the assets of each of the individual sub-accounts which comprise the Account as disclosed in Note 1), and the related statements of operations for the period then ended and the statements of changes in net assets for each of the periods in the two year period then ended for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1999 by correspondence with the account custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of Allstate Life of New York Separate
Account A as of December 31, 1999 (including the assets of each of the individual sub-accounts which comprise the Account), and the results of operations for each of the individual sub-accounts for the period then ended and the changes in their net assets for each of the periods in the two year period then ended in conformity with generally accepted accounting principles.

/s/ Deloitte & Touche LLP

Chicago, Illinois
March 27, 2000

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS
DECEMBER 31, 1999
------------------------------------------------------------------------------------------------
ASSETS
Allocation to Sub-Accounts investing in the AIM Variable Insurance Funds:
   Aggressive Growth,  12,432 shares (cost $158,759)                                $    177,153
   Balanced Fund, 6,444 shares (cost $79,572)                                             84,024
   Capital Appreciation,  255,543 shares (cost $6,215,783)                             9,092,204
   Capital Development,  3,871 shares (cost $40,870)                                      46,028
   Diversified Income,  262,808 shares (cost $2,884,027)                               2,643,852
   Global Utilities,   55,043 shares (cost $987,756)                                   1,254,971
   Government Securities,  114,229 shares (cost $1,272,606)                            1,214,257
   Growth,   300,263 shares (cost $7,319,062)                                          9,683,482
   Growth and Income,  493,077 shares (cost $11,214,069)                              15,576,292
   High Yield,  1,933 shares (cost $17,487)                                               17,433
   International Equity,  165,155 shares (cost $3,272,322)                             4,837,388
   Money Market,  1,578,022 shares (cost $1,578,022)                                   1,578,022
   Value,   665,744 shares (cost $17,789,516)                                         22,302,412
                                                                                  --------------

      Total Assets                                                                    68,507,518

LIABILITIES
Payable to Allstate Life Insurance Company of New York:
   Accrued contract maintenance charges                                                   19,014
                                                                                  --------------

      Net Assets                                                                   $  68,488,504
                                                                                  ==============




      See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
----------------------------------------------------------------------------------------------------------------------------------

                                                                     AIM Variable Insurance Funds Sub-Accounts
                                                       ---------------------------------------------------------------------------

                                                                          For the Period Ended December 31, 1999
                                                       ---------------------------------------------------------------------------

                                                       Aggressive                     Capital           Capital       Diversified
                                                       Growth (a)   Balanced (a)    Appreciation    Development (a)      Income
                                                       ----------   ------------    ------------    ---------------  -------------
 INVESTMENT INCOME
 Dividends                                              $      -     $    1,095      $  188,516      $           -    $   164,843
 Charges from Allstate Life Insurance Company
   of New York
     Mortality and expense risk                             (143)          (119)        (76,212)               (56)       (28,287)
     Administrative expense                                  (11)            (9)         (5,645)                (4)        (2,095)
                                                       ----------   ------------    ------------    ---------------  -------------

       Net investment income (loss)                         (154)           967         106,659                (60)       134,461


 REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
 Realized gains (losses) from sales of investments:
     Proceeds from sales                                     123            189         324,982                 55        476,703
     Cost of investments sold                                117            182         276,808                 52        493,648
                                                       ----------   ------------    ------------    ---------------  -------------

       Net realized gains (losses)                             6              7          48,174                  3        (16,945)
                                                       ----------   ------------    ------------    ---------------  -------------

 Change in unrealized gains (losses)                      18,394          4,451       2,401,290              5,157       (181,607)
                                                       ----------   ------------    ------------    ---------------  -------------

       Net gains (losses) on investments                  18,400          4,458       2,449,464              5,160       (198,552)
                                                       ----------   ------------    ------------    ---------------  -------------


 CHANGE IN NET ASSETS
 RESULTING FROM OPERATIONS                              $ 18,246     $    5,425      $2,556,123      $       5,100    $   (64,091)
                                                       ==========   ============    ============    ===============  =============



(a) For the Period Beginning October 25, 1999 and Ended December 31, 1999


See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------

                                                                     AIM Variable Insurance Funds Sub-Accounts
                                                         ------------------------------------------------------------------------

                                                                         For the Period Ended December 31, 1999
                                                         ------------------------------------------------------------------------

                                                           Global       Government                       Growth         High
                                                          Utilities     Securities        Growth       and Income     Yield (a)
                                                         -----------   ------------    ------------   ------------  -------------
 INVESTMENT INCOME
 Dividends                                                $  18,906     $   43,946      $  337,039     $  129,184    $       399
 Charges from Allstate Life Insurance Company
   of New York
     Mortality and expense risk                              (9,493)       (32,564)        (83,130)      (132,390)           (14)
     Administrative expense                                    (703)        (2,412)         (6,158)        (9,807)            (1)
                                                         -----------   ------------    ------------   ------------  -------------

       Net investment income (loss)                           8,710          8,970         247,751        (13,013)           384


 REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
 Realized gains (losses) from sales of investments:
     Proceeds from sales                                    157,147      2,759,791         423,990        458,270             15
     Cost of investments sold                               137,026      2,894,175         359,129        380,204             15
                                                         -----------   ------------    ------------   ------------  -------------

       Net realized gains (losses)                           20,121       (134,384)         64,861         78,066              -
                                                         -----------   ------------    ------------   ------------  -------------

 Change in unrealized gains (losses)                        236,069        (54,186)      1,792,381      3,178,263            (54)
                                                         -----------   ------------    ------------   ------------  -------------

       Net gains (losses) on investments                    256,190       (188,570)      1,857,242      3,256,329            (54)
                                                         -----------   ------------    ------------   ------------  -------------

 CHANGE IN NET ASSETS
 RESULTING FROM OPERATIONS                                $ 264,900     $ (179,600)     $2,104,993     $3,243,316    $       330
                                                         =======-===   ============    ============   ============  =============


(a) For the Period Beginning October 25, 1999 and Ended December 31, 1999


See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
-----------------------------------------------------------------------------------------------------------------

                                                             AIM Variable Insurance Funds Sub-Accounts
                                                        ---------------------------------------------------------

                                                                  For the Period Ended December 31, 1999
                                                        ---------------------------------------------------------

                                                        International            Money
                                                           Equity                Market                 Value
                                                       --------------          ------------         -------------
 INVESTMENT INCOME
 Dividends                                                $  154,775            $   61,128           $   355,310
 Charges from Allstate Life Insurance Company
   of New York
     Mortality and expense risk                              (37,180)              (17,854)             (173,801)
     Administrative expense                                   (2,754)               (1,322)              (12,874)
                                                       --------------          ------------         -------------
       Net investment income (loss)                          114,841                41,952               168,635


 REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
 Realized gains (losses) from sales of investments:
     Proceeds from sales                                     300,780             1,206,358               530,128
     Cost of investments sold                                248,263             1,206,358               459,369
                                                       --------------          ------------         -------------
       Net realized gains (losses)                            52,517                     -                70,759
                                                       --------------          ------------         -------------
 Change in unrealized gains (losses)                       1,419,551                     -             3,419,919
                                                       --------------          ------------         -------------
       Net gains (losses) on investments                   1,472,068                     -             3,490,678
                                                       --------------          ------------         -------------

 CHANGE IN NET ASSETS
 RESULTING FROM OPERATIONS                                $1,586,909            $   41,952           $ 3,659,313
                                                       ==============          ============         =============


See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------------

                                                               AIM Variable Insurance Funds Sub-Accounts
                                                 -------------------------------------------------------------------------

                                                   Aggressive                                                    Capital
                                                    Growth       Balanced          Capital Appreciation        Development
                                                 ------------  ------------   -----------------------------   ------------

                                                   1999 (a)      1999 (a)         1999             1998         1999 (a)
                                                 ------------  ------------   -------------   -------------   ------------
 FROM OPERATIONS
 Net investment income (loss)                     $     (154)   $      967     $   106,659     $    66,071     $      (60)
 Net realized gains (losses)                               6             7          48,174             760              3
 Change in unrealized gains (losses)                  18,394         4,451       2,401,290         457,939          5,157
                                                 ------------  ------------   -------------   -------------   ------------

 Change in net assets resulting from operations       18,246         5,425       2,556,123         524,770          5,100
                                                 ------------  ------------   -------------   -------------   ------------

 FROM CAPITAL TRANSACTIONS
 Deposits                                             43,819        49,251       2,073,160       2,056,465         17,015
 Benefit payments                                          -             -         (23,548)        (29,888)             -
 Payments on termination                                   -           (79)       (225,136)       (115,473)             -
 Contract maintenance charges                            (48)          (24)         (3,267)         (1,759)           (12)
 Transfers among the sub-accounts
      and with the Fixed Account - net               115,087        29,427         408,212        (181,131)        23,912
                                                 ------------  ------------   -------------   -------------   ------------

 Change in net assets resulting
      from capital transactions                      158,858        78,575       2,229,421       1,728,214         40,915
                                                 ------------  ------------   -------------   -------------   ------------

 INCREASE (DECREASE) IN NET ASSETS                   177,104        84,000       4,785,544       2,252,984         46,015

 NET ASSETS AT BEGINNING OF PERIOD                         -             -       4,304,137       2,051,153              -
                                                 ------------  ------------   -------------   -------------   ------------

 NET ASSETS AT END OF PERIOD                      $  177,104    $   84,000     $ 9,089,681     $ 4,304,137     $   46,015
                                                 ============  ============   =============   =============   ============


(a)  For the Period Beginning October 25, 1999 and Ended December 31, 1999


See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------

                                                                AIM Variable Insurance Funds Sub-Accounts
                                                 ----------------------------------------------------------------------------

                                                     Diversified Income        Global Utilities        Government Securities
                                                 ------------------------- ------------------------ --------------------------

                                                     1999         1998         1999         1998        1999         1998
                                                 ------------ ------------ ------------ ----------- ------------ ------------
 FROM OPERATIONS
 Net investment income (loss)                     $  134,461   $   94,730   $    8,710   $   4,558   $    8,970   $   79,067
 Net realized gains (losses)                         (16,945)       7,969       20,121        (484)    (134,384)     109,308
 Change in unrealized gains (losses)                (181,607)     (85,959)     236,069      24,459      (54,186)     (23,404)
                                                 ------------ ------------ ------------ ----------- ------------ ------------


 Change in net assets resulting from operations      (64,091)      16,740      264,900      28,533     (179,600)     164,971
                                                 ------------ ------------ ------------ ----------- ------------ ------------

 FROM CAPITAL TRANSACTIONS
 Deposits                                          1,187,532    1,222,826      734,901     356,711      635,526    2,725,221
 Benefit payments                                    (12,220)     (32,778)      (3,120)     (4,815)    (661,198)           -
 Payments on termination                            (185,900)     (37,509)     (82,757)     (3,609)    (403,351)      (8,618)
 Contract maintenance charges                           (810)        (491)        (463)       (223)         317         (913)
 Transfers among the sub-accounts
      and with the Fixed Account - net               (46,215)     (98,970)     (53,342)    (93,970)  (1,749,948)     268,867
                                                 ------------ ------------ ------------ ----------- ------------ ------------

 Change in net assets resulting
      from capital transactions                      942,387    1,053,078      595,219     254,094   (2,178,654)   2,984,557
                                                 ------------ ------------ ------------ ----------- ------------ ------------

 INCREASE (DECREASE) IN NET ASSETS                   878,296    1,069,818      860,119     282,627   (2,358,254)   3,149,528
                                                 ------------ ------------ ------------ ----------- ------------ ------------

 NET ASSETS AT BEGINNING OF PERIOD                 1,764,822      695,004      394,504     111,877    3,572,174      422,646
                                                 ------------ ------------ ------------ ----------- ------------ ------------

 NET ASSETS AT END OF PERIOD                      $2,643,118   $1,764,822   $1,254,623   $ 394,504   $1,213,920   $3,572,174
                                                 ============ ============ ============ =========== ============ ============


See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------

                                                           AIM Variable Insurance Funds Sub-Accounts
                                                 -------------------------------------------------------------------

                                                           Growth                 Growth and Income       High Yield
                                                 --------------------------  ---------------------------  ----------

                                                     1999          1998           1999          1998       1999 (a)
                                                 ------------  ------------  -------------  ------------  ----------
 FROM OPERATIONS
 Net investment income (loss)                      $ 247,751     $ 225,339      $ (13,013)     $ 21,895       $ 384
 Net realized gains (losses)                          64,861        29,091         78,066        17,916           -
 Change in unrealized gains (losses)               1,792,381       542,074      3,178,263     1,076,360         (54)
                                                 ------------  ------------  -------------  ------------  ----------

 Change in net assets resulting from operations    2,104,993       796,504      3,243,316     1,116,171         330
                                                 ------------  ------------  -------------  ------------  ----------

 FROM CAPITAL TRANSACTIONS
 Deposits                                          3,265,114     2,076,025      5,424,896     3,226,558      17,103
 Benefit payments                                    (26,647)       (7,214)       (46,523)      (82,435)          -
 Payments on termination                            (298,191)     (100,412)      (319,041)     (161,641)          -
 Contract maintenance charges                         (3,399)       (1,377)        (5,525)       (2,399)         (5)
 Transfers among the sub-accounts
      and with the Fixed Account - net               453,397        30,657        672,802        75,882           -
                                                 ------------  ------------  -------------  ------------  ----------

 Change in net assets resulting
      from capital transactions                    3,390,274     1,997,679      5,726,609     3,055,965      17,098
                                                 ------------  ------------  -------------  ------------  ----------

 INCREASE (DECREASE) IN NET ASSETS                 5,495,267     2,794,183      8,969,925     4,172,136      17,428

 NET ASSETS AT BEGINNING OF PERIOD                 4,185,527     1,391,344      6,602,044     2,429,908           -
                                                 ------------  ------------  -------------  ------------  ----------

 NET ASSETS AT END OF PERIOD                      $9,680,794    $4,185,527    $15,571,969    $6,602,044    $ 17,428
                                                 ============  ============  =============  ============  ==========


(a)  For the Period Beginning October 25, 1999 and Ended December 31, 1999


See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                                  AIM Variable Insurance Funds Sub-Accounts
                                                ----------------------------------------------------------------------------------

                                                   International Equity             Money Market                  Value
                                                --------------------------  -------------------------  ---------------------------

                                                    1999          1998          1999          1998         1999           1998
                                                ------------  ------------  ------------  -----------  -------------  ------------
 FROM OPERATIONS
 Net investment income (loss)                    $  114,841    $   (7,420)   $   41,952    $  26,737    $   168,635    $  261,042
 Net realized gains (losses)                         52,517         5,640             -            -         70,759        32,103
 Change in unrealized gains (losses)              1,419,551       165,760             -            -      3,419,919     1,022,492
                                                ------------  ------------  ------------  -----------  -------------  ------------


 Change in net assets resulting from operations   1,586,909       163,980        41,952       26,737      3,659,313     1,315,637
                                                ------------  ------------  ------------  -----------  -------------  ------------

 FROM CAPITAL TRANSACTIONS
 Deposits                                         1,110,124       716,187     1,305,204      509,817     11,613,584     3,273,006
 Benefit payments                                   (27,341)       (6,664)      (28,371)     (36,887)       (57,538)       (7,168)
 Payments on termination                            (93,590)      (33,261)     (413,731)     (16,252)      (646,773)     (103,596)
 Contract maintenance charges                        (1,428)         (726)         (468)        (218)        (7,380)       (2,602)
 Transfers among the sub-accounts
      and with the Fixed Account - net              298,246        41,000      (295,054)      32,193        584,939       235,246
                                                ------------  ------------  ------------  -----------  -------------  ------------

 Change in net assets resulting
      from capital transactions                   1,286,011       716,536       567,580      488,653     11,486,832     3,394,886
                                                ------------  ------------  ------------  -----------  -------------  ------------

 INCREASE (DECREASE) IN NET ASSETS                2,872,920       880,516       609,532      515,390     15,146,145     4,710,523

 NET ASSETS AT BEGINNING OF PERIOD                1,963,126     1,082,610       968,052      452,662      7,150,077     2,439,554
                                                ------------  ------------  ------------  -----------  -------------  ------------

 NET ASSETS AT END OF PERIOD                     $4,836,046    $1,963,126    $1,577,584    $ 968,052    $22,296,222    $7,150,077
                                                ============  ============  ============  ===========  =============  ============


See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.    ORGANIZATION

      Allstate Life of New York Separate Account A (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Allstate Life Insurance Company of New York ("Allstate New York"). The assets of the Account are legally segregated from those of Allstate New York. Allstate New York is wholly owned by Allstate Life Insurance Company, a wholly owned subsidiary of Allstate Insurance Company, which is wholly owned by The Allstate Corporation.

      Allstate New York issues two variable annuity contracts, the AIM Lifetime Plus-SM- ("Lifetime Plus") and the AIM Lifetime Plus-SM-II ("Lifetime Plus II"), the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the Account. Absent any contract provisions wherein Allstate New York contractually guarantees either a minimum return or account value to the beneficiaries of the contractholders in the form of a death benefit, the contractholders bear the investment risk that the sub-accounts may not meet their stated objectives. The sub-accounts invest in the following underlying mutual fund portfolios of the AIM Variable Insurance Funds (the "Funds").

            Aggressive Growth                   Growth
            Balanced                            Growth and Income
            Capital Appreciation                High Yield
            Capital Development                 International Equity
            Diversified Income                  Money Market
            Global Utilities                    Value
            Government Securities

      Allstate New York provides insurance and administrative services to the contractholders for a fee. Allstate New York also maintains a fixed account ("Fixed Account"), to which contractholders may direct their deposits and receive a fixed rate of return. Allstate New York has sole discretion to invest the assets of the Fixed Account, subject to applicable law.


2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      VALUATION OF INVESTMENTS - Investments consist of shares of the Funds, and are stated at fair value based on quoted market prices at December 31, 1999.

      INVESTMENT INCOME - Investment income consists of dividends declared by the Funds and is recognized on the ex-dividend date.

      REALIZED GAINS AND LOSSES - Realized gains and losses represent the difference between the proceeds from sales of portfolio shares by the Account and the cost of such shares, which is determined on a weighted average basis.

      FEDERAL INCOME TAXES - The Account intends to qualify as a segregated asset account as defined in the Internal Revenue Code ("Code"). As such, the operations of the Account are included in the tax return of Allstate New York. Allstate New York is taxed as a life insurance company under the Code. No federal income taxes are allocable to the Account as the Account did not generate taxable income.

      USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

3.    EXPENSES

      ADMINISTRATIVE EXPENSE CHARGE - Allstate New York deducts administrative expense charges daily at a rate equal to .10% per annum of the average daily net assets of the Account for the Lifetime Plus and Lifetime Plus
      II. Allstate New York guarantees that the amount of this charge will not increase over the life of the contract.

      CONTRACT MAINTENANCE CHARGE - Allstate New York deducts an annual maintenance charge of $35 for Lifetime Plus and Lifetime Plus II on each contract anniversary and guarantees that this charge will not increase over the life of the contract. This charge will be waived if certain conditions are met.

      MORTALITY AND EXPENSE RISK CHARGE - Allstate New York assumes mortality and expense risks related to the operations of the Account and deducts charges daily based on the daily net assets of the Account. The mortality and expense risk charge covers insurance benefits available with the contract and certain expenses of the contract. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the contract. Allstate New York guarantees that the amount of this charge will not increase over the life of the contract. At the contractholder's discretion, additional options, primarily death benefits, may be purchased for an additional charge.

4. UNITS ISSUED AND REDEEMED

(Units in whole amounts)                                                 Unit activity during 1999
                                                               ---------------------------------------------
                                                                                                                 Accumulation
                                            Units Outstanding      Units         Units     Units Outstanding     Unit Value
                                            December 31, 1998     Issued       Redeemed    December 31, 1999  December 31, 1999
                                            -----------------  ------------  ------------  -----------------  -----------------
Investments in the AIM Variable Insurance
   Funds Sub-Accounts:
      Aggressive Growth                                  -         12,664             (3)            12,661    $         13.99
      Balanced                                           -          6,390             (8)             6,382              13.16
      Capital Appreciation                           287,336      167,925        (29,513)           425,748              21.35
      Capital Development                                -          3,949             (1)             3,948              11.66
      Diversified Income                             146,644      128,234        (47,677)           227,201              11.63
      Global Utilities                                25,418       45,026         (9,036)            61,408              20.43
      Government Securities                          301,983       79,492       (272,981)           108,494              11.19
      Growth                                         220,831      192,666        (30,283)           383,214              25.26
      Growth and Income                              361,890      324,260        (41,017)           645,133              24.14
      High Yield                                         -          1,751              -              1,751               9.96
      International Equity                           136,898      105,320        (21,528)           220,690              21.91
      Money Market                                    87,010      167,828       (117,406)           137,432              11.48
      Value                                          405,246      646,140        (64,309)           987,077              22.59


Units relating to accrued contract maintenance charges are included in units redeemed.

                                    PART C

                                OTHER INFORMATION

24.  FINANCIAL STATEMENTS AND EXHIBITS

(a)  FINANCIAL STATEMENTS

Allstate Life Insurance Company of New York Financial Statements and Financial Statement Schedules and the financial statements of Allstate Life of New York Separate Account A are contained in Part B of this Registration Statement.

(b)  EXHIBITS

(1) Form of Resolution of the Board of Directors of Allstate Life Insurance Company of New York authorizing establishment of the Allstate Life of New York Separate Account A (Previously filed in Post-Effective Amendment No. 3 to this Registration Statement (File No. 033-65381) dated April 30, 1999.)

(2)  Not Applicable

(3) Form of Underwriting Agreement (Previously filed in Pre-Effective Amendment No. 1 to this Registration Statement (File No. 033-65381) dated
     September 20, 1996.)

(4)(a)  Form  of  Contract  for  the  AIM  Lifetime  Plus(SM)  Variable  Annuity
     (Previously filed in Pre-Effective Amendment No. 1 to this Registration Statement (File No. 033-65381) dated September 20, 1996.)

(b) Form of Contract for the AIM Lifetime Plus(SM) II Variable Annuity (Previously filed in Post-Effective Amendment No. 4 to this Registration Statement (File No. 033-65381) dated November 12, 1999.)

(5)(a) Form of Application for the AIM Lifetime Plus(SM) Variable Annuity (Previously filed in Pre-Effective Amendment No. 1 to this Registration Statement (File No. 033-65381) dated September 20, 1996.)

(b)  Form  of  Application  for  AIM  Lifetime   Plus(SM)  II  Variable  Annuity
     (Previously filed in Post-Effective Amendment No. 4 to this Registration Statement (File No. 033-65381) dated November 12, 1999.)

(6)(a) Restated Certificate of Incorporation of Allstate Life Insurance Company of New York (Previously filed in Depositor's Form 10-K dated March 30, 1999 and incorporated herein by reference.)

(b) Amended By-laws of Allstate Life Insurance Company of New York (Previously filed in Depositor's Form 10-K dated March 30, 1999 and incorporated herein by reference.)

(7)  Not applicable

(8)  Form  of  Participation   Agreement   (Previously  filed  in  Pre-Effective
     Amendment No. 1 to this Registration Statement (File No. 033-65381) dated September 20, 1996.)

(9)(a) Opinion and Consent of Michael J. Velotta, Vice President, Secretary and General Counsel of Allstate Life Insurance Company of New York (AIM Lifetime Plus(SM) Variable Annuity) (Previously filed in Pre-Effective Amendment No. 1 to this Registration Statement (File No. 033-65381) dated September 20, 1996.)

(b) Opinion and Consent of Michael J. Velotta, Vice President, Secretary and General Counsel of Allstate Life Insurance Company of New York (AIM Lifetime Plus(SM) II Variable Annuity) (Previously filed in Post-Effective Amendment No. 5 to this Registration Statement (File No. 033-65381) dated December 30, 1999.)

(c) Opinion and Consent of Michael J. Velotta, Vice President, Secretary and General Counsel of Allstate Life Insurance Company of New York (Previously filed in Post-Effective Amendment No. 6 to this Registration Statement (File No. 033-65381)February 14, 2000.)

(10) (a) Independent Auditors' Consent

     (b) Consent of Freedman, Levy, Kroll & Simonds

(11) Not Applicable

(12) Not Applicable

(13)(a) Schedule of Computation of Performance Quotation (Previously filed in Post-Effective Amendment No. 2 to this Registration Statement (File No. 033-65381) dated April 1, 1998.)

(b) Schedule of Computation of Performance Quotation (Previously filed in Post-Effective Amendment No. 4 to this Registration Statement (File No. 033-65381) dated November 12, 1999.)

(c) Schedule of Computation of Performance Quotation (Previously filed in Post-Effective Amendment No. 6 to this Registration Statement (File No. 033-65381) dated February 14, 2000.)

(d)  Schedule of Computation of Performance  Quotation.

(14) Not Applicable

(99)(a) Power of Attorney for Kevin R. Slawin (Previously filed in Pre-Effective Amendment No. 1 to this Registration Statement (File No. 033-65381) dated September 20, 1996.)

(b) Powers of Attorney for Thomas J. Wilson, II, Michael J. Velotta, Marcia D. Alazraki, Cleveland Johnson, Jr., John R. Raben, Jr., Sally A. Slacke (Previously filed in Post-Effective Amendment No. 3 to this Registration Statement (File No. 033-65381) dated April 30, 1999.)

(c) Power of Attorney for Samuel H. Pilch (Previously filed in Post-Effective Amendment No. 4 to this Registration Statement (File No. 033-65381) dated November 12, 1999.)

(d) Power of Attorney for Vincent A. Fusco (Previously filed in Post-Effective Amendment No. 6 to this Registration Statement (File No. 033-65381) dated February 14, 2000.)

25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME AND PRINCIPAL                        POSITION AND OFFICE WITH
BUSINESS ADDRESS*                         DEPOSITOR OF THE ACCOUNT

Thomas J. Wilson, II                      Director and President
Michael J. Velotta                        Director, Vice President, Secretary and General Counsel
Marcia D. Alazraki                        Director
Marla G. Friedman                         Director and Vice President
Vincent A. Fusco                          Director
Cleveland Johnson, Jr.                    Director
Kenneth R. O'Brien                        Director
John R. Raben, Jr.                        Director
Sally A. Slacke                           Director
Kevin R. Slawin                           Director and Vice President
Patricia W. Wilson                        Director and Assistant Vice President
Karen C. Gardner                          Vice President
Samuel H. Pilch                           Controller
Casey J. Sylla                            Chief Investment Officer
James P. Zils                             Treasurer
Sharmaine M. Miller                       Chief Administrative Officer
Richard L. Baker                          Assistant Vice President
D. Steven Boger                           Assistant Vice President
Adrian B. Corbiere                        Assistant Vice President
Patricia A. Coffey                        Assistant Vice President
Dorothy E. Even                           Assistant Vice President
John M. Goense                            Assistant Vice President
Judith P. Greffin                         Assistant Vice President
Keith A. Hauschildt                       Assistant Vice President
Ronald Johnson                            Assistant Vice President
Charles D. Mires                          Assistant Vice President
Barry S. Paul                             Assistant Vice President
C. Nelson Strom                           Assistant Vice President and Corporate Actuary
Timothy N. Vander Pas                     Assistant Vice President
David A. Walsh                            Assistant Vice President
Joanne M. Derrig                          Assistant Secretary and Assistant General Counsel
Emma M. Kalaidjian                        Assistant Secretary
Paul N. Kierig                            Assistant Secretary
Mary J. McGinn                            Assistant Secretary
Ralph A. Bergholtz                        Assistant Treasurer
Mark A. Bishop                            Assistant Treasurer
Robert B. Bodett                          Assistant Treasurer
Barbara S. Brown                          Assistant Treasurer
Rhonda Hoops                              Assistant Treasurer
Peter S. Horos                            Assistant Treasurer
Thomas C. Jensen                          Assistant Treasurer
Kathleen A. Knudson                       Assistant Treasurer
David L. Kocourek                         Assistant Treasurer
Daniel C. Leimbach                        Assistant Treasurer
Beth K. Marder                            Assistant Treasurer
Jeffrey A. Mazer                          Assistant Treasurer
Ronald A. Mendel                          Assistant Treasurer
Stephen J. Stone                          Assistant Treasurer
R. Steven Taylor                          Assistant Treasurer
Louise J. Walton                          Assistant Treasurer
Jerry D. Zinkula                          Assistant Treasurer

* The principal business address of Mr. Fusco is One Allstate Drive, P.O. Box 9095, Farmingville, New York 11738. The principal business address of the other foregoing officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.

26.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

Incorporated herein by reference to Annual Report on Form 10-K, filed by the Allstate Corporation on March 28, 2000 (File No. 1-11840).

27.  NUMBER OF CONTRACT OWNERS

AIM Lifetime Plus(SM)  Variable Annuity:

As of January 31, 2000, there were 885 nonqualified contracts and 479 qualified contracts.

AIM Lifetime Plus(SM) II Variable Annuity:

As of January 31, 2000, there were 12 nonqualified contracts and 8 qualified contracts.

28.  INDEMNIFICATION

The by-laws of both Allstate Life Insurance Company of New York (Depositor) and ALFS, Inc. (Principal Underwriter), provide for the indemnification of its Directors, Officers and Controlling Persons, against expenses, judgments, fines and amounts paid in settlement as incurred by such person, if such person acted properly. No indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of a duty to the company, unless a court determines such person is entitled to such indemnity.

Insofar as indemnification for liability arising out of the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the registrant of expenses incurred by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of is counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

PRINCIPAL UNDERWRITERS

(a) Registrant's principal underwriter is also the principal underwriter with respect to the following investment companies:

       Allstate Financial Advisors Separate Account I
       Charter National Variable Annuity Account
       Glenbrook Life  Multi-Manager Variable  Account
       Glenbrook Life and Annuity Company Variable Annuity Account Glenbrook Life and Annuity Company Separate Account A
       Glenbrook Life AIM  Variable  Life Separate Account A
       Glenbrook Life Scudder Variable Account (A)
       Glenbrook Life Variable Life Separate Account A
       Intramerica Variable Annuity Account

(b) The directors and officers of the principal underwriter are:


Name and Principal Business                        Positions and Offices
Address* of Each Such Person                       with Underwriter

Thomas J. Wilson, II                               Director
Kevin R. Slawin                                    Director
Michael J. Velotta                                 Director and Secretary
John R. Hunter                                     Director, President and Chief Executive Officer
Janet M. Albers                                    Vice President and Controller
Brent H. Hamann                                    Vice President
Andrea J. Schur                                    Vice President
Terry R. Young                                     General Counsel and Assistant Secretary
James P. Zils                                      Treasurer
Lisa A. Burnell                                    Assistant Vice President and Compliance Officer
Joanne M. Derrig                                   Assistant Secretary and Assistant General Counsel
Emma M. Kalaidjian                                 Assistant Secretary
Carol S. Watson                                    Assistant Secretary
Barry S. Paul                                      Assistant Treasurer

* The  principal  address  of  ALFS,  Inc.  is 3100  Sanders  Road,  Northbrook,
Illinois.

(c) Compensation of ALFS, Inc.

None

30.  LOCATION OF ACCOUNTS AND RECORDS

The Depositor, Allstate Life Insurance Company of New York, is located at One Allstate Drive, P.O. Box 9095, Farmingville, New York 11738.

The Underwriter, ALFS, Inc., is located at 3100 Sanders Road, Northbrook, Illinois 60062.

Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

31.  MANAGEMENT SERVICES

None

32.  UNDERTAKINGS

The Registrant undertakes to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.
Registrant furthermore agrees to include either, as part of any prospectus or application to purchase a contract offered by the prospectus, a toll-free number that an applicant can call to request a Statement of Additional Information or a post card or similar written communication that the applicant can remove to send for a Statement of Additional Information. Finally, the Registrant agrees to deliver any Statement of Additional Information and any Financial Statements required to be made available under this Form N-4 promptly upon written or oral request.

REPRESENTATIONS PURSUANT TO SECTION 403(B) OF THE INTERNAL REVENUE CODE

Allstate Life Insurance Company of New York represents that it is relying upon a November 28, 1988 Securities and Exchange Commission no-action letter issued to the American Council of Life Insurance and that the provisions of paragraphs 1-4 of the no-action letter have been complied with.

REPRESENTATION REGARDING CONTRACT EXPENSES


Allstate Life insurance Company of New York represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Allstate Life Insurance Company of New York under the Contracts. Allstate Life Insurance Company of New York bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks; the need for Allstate Life Insurance Company of New York to earn a profit; the degree to which the Contracts include innovative features; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996,including the range of industry practice. This representation applies to all Contracts sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectus(es) contained herein, or any variations therein, based on supplements, endorsements, or riders to any Contracts or prospectus(es), or otherwise.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Allstate Life of New York Separate Account A, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to the Registration Statement and has caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the Township of Northfield, State of Illinois, on the 18th day of April, 2000.

                  ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
                                  (REGISTRANT)

                     BY: ALLSTATE LIFE INSURANCE COMPANY OF

                                    NEW YORK

                                   (DEPOSITOR)



                                     By:      /s/ MICHAEL J. VELOTTA
                                              ------------------------
                                                 Michael J. Velotta
                                                 Vice President, Secretary and
                                                 General Counsel

As required by the Securities Act of 1933, this amended Registration Statement has been duly signed below by the following Directors and Officers of Allstate Life Insurance Company of New York on the 18th day of April, 2000.

*/THOMAS J. WILSON, II                      President and Director
----------------------                      (Principal Executive Officer)
Thomas J. Wilson, II

*/VINCENT A. FUSCO                          Chief Operations Officer and Director
----------------------
Vincent A. Fusco

/s/MICHAEL J. VELOTTA                       Vice President, Secretary, General
-----------------------                     Counsel and Director
Michael J. Velotta

*/KEVIN R. SLAWIN                           Vice President and Director
------------------                          (Principal Financial Officer)
Kevin R. Slawin

*/SAMUEL J. PILCH                           Controller
----------------------                      (Principal Accounting Officer)
Samuel H. Pilch

*/MARCIA D. ALAZRAKI                        Director
---------------------
Marcia D. Alazraki

*/CLEVELAND JOHNSON, JR.                    Director
-----------------------------
Cleveland Johnson, Jr.

*/JOHN R. RABEN, JR.                       Director
-----------------------
John R. Raben, Jr.

*/SALLY A. SLACKE                          Director
-------------------------
Sally A. Slacke

*/ By Michael J. Velotta, pursuant to Powers of Attorney previously filed.

                                 Exhibit Index


Exhibit                  Description

Exhibit 10(a)            Independent Auditors' Consent

Exhibit 10(b)            Consent of Freedman, Levy, Kroll & Simonds

Exhibit 13(d)            Performance Data Calculations